      As filed with the Securities and Exchange Commission on April 8, 2003
                                                            File No. 333-69493
                                                                     811-08584

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]

         Pre-Effective Amendment No.                           [ ]
                                    ------
         Post-Effective Amendment No.  7                       [X]
                                     ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.   47                           [X]
                                --------

                         HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE
                          (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

  _____  immediately upon filing pursuant to paragraph (b) of Rule 485
  __X__  on May 1, 2003 pursuant to paragraph (b) of Rule 485
  _____  60 days after filing  pursuant to paragraph (a)(1) of Rule 485
  _____  on _________, 2003 pursuant to paragraph (a)(1) of Rule 485
  _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24F-2(a) under the Investment Company Act of 1940, the registrant has registered an indefinite amount of securities.

                                     PART A

SELECT DIMENSIONS VARIABLE ANNUITY
SEPARATE ACCOUNT THREE
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-4397 (ACCOUNT EXECUTIVE)                   [THE HARTFORD LOGO]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series II and Series IIR of Select Dimensions variable annuity. Please read it carefully.

Select Dimensions variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- MONEY MARKET SUB-ACCOUNT which purchases Class X shares of Money Market Portfolio of the Morgan Stanley Select Dimensions Investment Series


- FLEXIBLE INCOME SUB-ACCOUNT (formerly Diversified Income Sub-Account) which purchases Class X shares of Diversified Income Portfolio of the Morgan Stanley Select Dimensions Investment Series


- BALANCED GROWTH SUB-ACCOUNT which purchases Class X shares of Balanced Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series

- UTILITIES SUB-ACCOUNT which purchases Class X shares of Utilities Portfolio of the Morgan Stanley Select Dimensions Investment Series

- DIVIDEND GROWTH SUB-ACCOUNT which purchases Class X shares of Dividend Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series

- VALUE-ADDED MARKET SUB-ACCOUNT which purchases Class X shares of Value-Added Market Portfolio of the Morgan Stanley Select Dimensions Investment Series

- GROWTH SUB-ACCOUNT which purchases Class X shares of Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series

- AMERICAN OPPORTUNITIES SUB-ACCOUNT which purchases Class X shares of American Opportunities Portfolio of the Morgan Stanley Select Dimensions Investment Series


- CAPITAL OPPORTUNITIES SUB-ACCOUNT (formerly Mid-Cap Equity Sub-Account) which purchases Class X shares of Capital Opportunities Portfolio of the Morgan Stanley Select Dimensions Investment Series


- GLOBAL EQUITY SUB-ACCOUNT which purchases Class X shares of Global Equity Portfolio of the Morgan Stanley Select Dimensions Investment Series

- DEVELOPING GROWTH SUB-ACCOUNT which purchases Class X shares of Developing Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series

- ACTIVE INTERNATIONAL ALLOCATION SUB-ACCOUNT which purchases Class I shares of Active International Allocation Portfolio of The Universal Institutional Funds, Inc.


- CORE PLUS FIXED INCOME SUB-ACCOUNT (formerly Fixed Income Sub-Account) which purchases Class I shares of Core Plus Fixed Income Portfolio of The Universal Institutional Funds, Inc.

- EMERGING MARKETS DEBT SUB-ACCOUNT which purchases Class I shares of Emerging Markets Debt Portfolio of The Universal Institutional Funds, Inc.


- EMERGING MARKETS EQUITY SUB-ACCOUNT which purchases Class I shares of Emerging Markets Equity Portfolio of The Universal Institutional Funds, Inc.



- HIGH YIELD SUB-ACCOUNT which purchases Class I shares of High Yield Portfolio of The Universal Institutional Funds, Inc.


- U.S. MID-CAP CORE SUB-ACCOUNT (formerly Mid-Cap Value Sub-Account) which purchases Class I shares of U.S. Mid-Cap Core Portfolio of The Universal Institutional Funds, Inc.


- TECHNOLOGY SUB-ACCOUNT which purchases Class I shares of Technology Portfolio of The Universal Institutional Funds, Inc.



- ENTERPRISE SUB-ACCOUNT which purchases Class I shares of Enterprise Portfolio of the Van Kampen Life Investment Trust



- GROWTH AND INCOME SUB-ACCOUNT (formerly Strategic Stock Sub-Account) which purchases Class I shares of Growth and Income Portfolio of the Van Kampen Life Investment Trust


- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Growth Fund of American Funds Insurance Series ("American Funds Global Growth Fund")

- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Small Capitalization Fund of American Funds Insurance Series ("American Funds Global Small Capitalization Fund")

- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth Fund of American Funds Insurance Series ("American Funds Growth Fund")

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth-Income Fund of American Funds Insurance Series ("American Funds Growth-Income Fund")

- AMERICAN FUNDS INTERNATIONAL FUND SUB-ACCOUNT which purchases Class 2 shares of the International Fund of American Funds Insurance Series ("American Funds International Fund")

- MFS CAPITAL OPPORTUNITIES SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Capital Opportunities Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS EMERGING GROWTH SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Emerging Growth Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Investors Growth Stock Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS INVESTORS TRUST SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Investors Trust Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MFS TOTAL RETURN SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Total Return Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- FRANKLIN SMALL CAP FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Small Cap Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Small Cap Fund")

- FRANKLIN STRATEGIC INCOME SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Franklin Strategic Income Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Strategic Income Securities Fund")

- MUTUAL SHARES SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of Mutual Shares Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Mutual Shares Securities Fund")

- TEMPLETON DEVELOPING MARKETS SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Developing Markets Securities Fund")

- TEMPLETON GROWTH SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Growth Securities Fund")

You may also allocate some or all of your Premium Payment to the Fixed Account, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Account are not segregated from our company assets like the assets of the Separate Account.


If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this

Contract, and like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.


Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

- A bank deposit or obligation

- Federally insured

- Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2003
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2003

4
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   5
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FEE TABLE                                                                     7
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HIGHLIGHTS                                                                   11
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GENERAL CONTRACT INFORMATION                                                 13
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  Hartford Life Insurance Company                                            13
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  The Separate Account                                                       13
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  The Portfolios                                                             13
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PERFORMANCE RELATED INFORMATION                                              17
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FIXED ACCOUNT                                                                18
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THE CONTRACT                                                                 19
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  Purchases and Contract Value                                               19
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  Charges and Fees                                                           21
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  Principal First                                                            24
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  Death Benefit                                                              25
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  Surrenders                                                                 29
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              31
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     33
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            34
--------------------------------------------------------------------------------
  Legal Matters                                                              34
--------------------------------------------------------------------------------
  More Information                                                           35
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   35
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     40
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           41
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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                           45
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APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                                  48
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APPENDIX IV -- ACCUMULATION UNIT VALUES                                      49
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                                                                               5
HARTFORD LIFE INSURANCE COMPANY
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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Account.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.


BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner or Annuitant.


BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.


BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.


CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.


COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.


CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.


DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

6
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCOUNT: Part of our General Account, where you may allocate all or a portion of your Contract Value.


GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Account. The assets in the General Account are available to the creditors of Hartford.


HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

                                                                               7
HARTFORD LIFE INSURANCE COMPANY
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                                   FEE TABLE



THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.



THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.



CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      7%
---------------------------------------------------------
    Second Year                                         6%
---------------------------------------------------------
    Third Year                                          6%
---------------------------------------------------------
    Fourth Year                                         5%
---------------------------------------------------------
    Fifth Year                                          4%
---------------------------------------------------------
    Sixth Year                                          3%
---------------------------------------------------------
    Seventh Year                                        2%
---------------------------------------------------------
    Eighth Year                                         0%
---------------------------------------------------------



(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.



(2) Length of time from each Premium Payment.



THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.



ANNUAL MAINTENANCE FEE (3)                            $30
---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                1.25%
---------------------------------------------------------
    Administrative Charge                            0.15%
---------------------------------------------------------
    Total Separate Account Annual Expenses           1.40%
---------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Principal First Charge                           0.35%
---------------------------------------------------------
    Optional Death Benefit Charge                    0.15%
---------------------------------------------------------
    Earnings Protection Benefit Charge               0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges                            2.10%
---------------------------------------------------------



(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.



THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                              Minimum   Maximum
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                        0.60%     1.98%
--------------------------------------------------------------------------------

8
                                                 HARTFORD LIFE INSURANCE COMPANY
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                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                    (As a percentage of average net assets)


                                            12B-1 DISTRIBUTION            TOTAL FUND
                                MANAGEMENT   AND/OR SERVICING    OTHER    OPERATING
                                   FEES            FEES         EXPENSES   EXPENSES
------------------------------------------------------------------------------------
MORGAN STANLEY SELECT
  DIMENSIONS INVESTMENT
  SERIES:
------------------------------------------------------------------------------------
Money Market Portfolio --
  Class X                         0.50%            N/A           0.02%      0.52%
------------------------------------------------------------------------------------
Flexible Income Portfolio --
  Class X                         0.40%            N/A           0.10%      0.50%
------------------------------------------------------------------------------------
Balanced Growth Portfolio --
  Class X                         0.60%            N/A           0.06%      0.66%
------------------------------------------------------------------------------------
Utilities Portfolio -- Class X    0.65%            N/A           0.05%      0.70%
------------------------------------------------------------------------------------
Dividend Growth Portfolio --
  Class X                         0.62%            N/A           0.02%      0.64%
------------------------------------------------------------------------------------
Value-Added Market
  Portfolio -- Class X            0.50%            N/A           0.04%      0.54%
------------------------------------------------------------------------------------
Growth Portfolio -- Class X       0.80%            N/A           0.11%      0.91%
------------------------------------------------------------------------------------
American Opportunities
  Portfolio -- Class X            0.63%            N/A           0.03%      0.66%
------------------------------------------------------------------------------------
Capital Opportunities
  Portfolio -- Class X            0.75%            N/A           0.15%      0.90%
------------------------------------------------------------------------------------
Global Equity Portfolio --
  Class X                         1.00%            N/A           0.08%      1.08%
------------------------------------------------------------------------------------
Developing Growth Portfolio --
  Class X                         0.50%            N/A           0.11%      0.61%
------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC.:
------------------------------------------------------------------------------------
High Yield Portfolio Class
  I (1)                           0.50%            N/A           0.49%      0.99%
------------------------------------------------------------------------------------
U.S. Mid Cap Core Portfolio
  Class I (1)                     0.75%            N/A           0.37%      1.12%
------------------------------------------------------------------------------------
Emerging Markets Debt
  Portfolio Class I (1)           0.80%            N/A           0.42%      1.22%
------------------------------------------------------------------------------------
Emerging Markets Equity
  Portfolio Class I (1)           1.25%            N/A           0.68%      1.93%
------------------------------------------------------------------------------------
Core Plus Fixed Income
  Portfolio Class I (1)           0.40%            N/A           0.33%      0.73%
------------------------------------------------------------------------------------
Active International
  Allocation Portfolio Class
  I (1)                           0.80%            N/A           1.18%      1.98%
------------------------------------------------------------------------------------
Technology Portfolio Class
  I (1)                           0.80%            N/A           0.49%      1.29%
------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT
  TRUST:
------------------------------------------------------------------------------------
Enterprise Portfolio -- Class
  I (2)(5)                        0.50%            N/A           0.17%      0.67%
------------------------------------------------------------------------------------
Growth and Income Portfolio --
  Class I (5)                     0.60%            N/A           0.11%      0.71%
------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE
  SERIES:
------------------------------------------------------------------------------------
American Funds Global Growth
  Fund                            0.67%           0.25%          0.04%      0.96%
------------------------------------------------------------------------------------
American Funds Global Small
  Capitalization Fund             0.80%           0.25%          0.04%      1.09%
------------------------------------------------------------------------------------
American Funds Growth Fund        0.38%           0.25%          0.02%      0.65%
------------------------------------------------------------------------------------
American Funds Growth-Income
  Fund                            0.33%           0.25%          0.02%      0.60%
------------------------------------------------------------------------------------
American Funds International
  Fund                            0.57%           0.25%          0.06%      0.88%
------------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST:
------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Capital Opportunities Series
  -- Initial Class (3)            0.75%            N/A           0.15%      0.90%
------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Emerging Growth Series --
  Initial Class                   0.75%            N/A           0.11%      0.86%
------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Investors Growth Stock
  Series -- Initial Class         0.75%            N/A           0.13%      0.88%
------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Investors Trust Series --
  Initial Class                   0.75%            N/A           0.13%      0.88%
------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Total Return Series --
  Initial Class                   0.75%            N/A           0.11%      0.86%
------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST:
------------------------------------------------------------------------------------
Franklin Small Cap Fund --
  Class 2 (4)                     0.53%           0.25%          0.31%      1.09%
------------------------------------------------------------------------------------
Franklin Strategic Income
  Securities Fund --
  Class 1 (4)                     0.42%            N/A           0.27%      0.69%
------------------------------------------------------------------------------------
Mutual Shares Securities Fund
  -- Class 2 (4)                  0.60%           0.25%          0.21%      1.06%
------------------------------------------------------------------------------------
Templeton Developing Markets
  Securities Fund -- Class 1      1.25%            N/A           0.33%      1.58%
------------------------------------------------------------------------------------
Templeton Growth Securities
  Fund -- Class 2                 0.81%           0.25%          0.06%      1.12%
------------------------------------------------------------------------------------

                                                                               9
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


(1) The Management Fee and Other Expenses have been reduced to reflect a voluntary waiver of a portion or all of the Management Fee and the reimbursement of Other Expenses by the portfolio's adviser. The adviser may terminate this voluntary waiver at any time at its sole discretion. Including such reductions, expenses would be as follows:



                                            12B-1 DISTRIBUTION            TOTAL FUND
                                MANAGEMENT   AND/OR SERVICING    OTHER    OPERATING
                                   FEES            FEES         EXPENSES   EXPENSES
------------------------------------------------------------------------------------
High Yield Portfolio              0.31%            N/A           0.49%      0.80%
------------------------------------------------------------------------------------
U.S. Mid Cap Core Portfolio       0.68%            N/A           0.37%      1.05%
------------------------------------------------------------------------------------
Emerging Markets Debt
  Portfolio Class I               0.80%            N/A           0.42%      1.22%
------------------------------------------------------------------------------------
Emerging Markets Equity
  Portfolio Class I               1.13%            N/A           0.68%      1.81%
------------------------------------------------------------------------------------
Core Plus Fixed Income
  Portfolio Class I               0.37%            N/A           0.33%      0.70%
------------------------------------------------------------------------------------
Active International
  Allocation Portfolio Class I    0.00%            N/A           1.15%      1.15%
------------------------------------------------------------------------------------
Technology Portfolio Class I      0.66%            N/A           0.49%      1.15%
------------------------------------------------------------------------------------



(2) The investment adviser, Van Kampen Asset Management Inc. has voluntarily agreed to waive its investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed those set forth in the table above. Including the aforementioned reductions, it is estimated that "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would be:



                                                                            TOTAL
                                                                           ANNUAL
                                            12B-1 DISTRIBUTION              FUND
                                MANAGEMENT   AND/OR SERVICING    OTHER    OPERATING
                                   FEES            FEES         EXPENSES  EXPENSES
-----------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT
  TRUST:
-----------------------------------------------------------------------------------
Enterprise Portfolio -- Class
  I                               0.43%            N/A           0.17%      0.60%
-----------------------------------------------------------------------------------



(3) MFS has contractually agreed, subject to reimbursement, to bear certain "Other Expenses" for this series. Without these reductions, Total Fund Operating Expenses for the MFS-Registered Trademark- Capital Opportunities Series -- Initial Class, would have been 0.93%.



(4) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, Total Fund Operating Expenses were:



                                            12B-1 DISTRIBUTION            TOTAL FUND
                                MANAGEMENT   AND/OR SERVICING    OTHER    OPERATING
                                   FEES            FEES         EXPENSES   EXPENSES
------------------------------------------------------------------------------------
Franklin Small Cap Fund --
  Class 2                         0.48%           0.25%          0.31%      1.04%
------------------------------------------------------------------------------------
Franklin Strategic Income
  Securities Fund -- Class 1      0.39%            N/A           0.27%      0.66%
------------------------------------------------------------------------------------
Mutual Shares Securities Fund
  -- Class 2                      0.59%           0.25%          0.21%      1.05%
------------------------------------------------------------------------------------



(5) Under the Distribution Plan and Service Plan, the portfolio may spend up to a total of 0.35% per year of the Portfolio's average daily net assets with respect to its Class II shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Distribution Plan and Service Plan to 0.25% per year of the Portfolio's average daily net assets with respect to Class II shares.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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EXAMPLE



THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.



THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.



THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



(1) If you Surrender your Contract at the end of the applicable time period:



1 year                                              $1,068
---------------------------------------------------------
3 years                                             $1,874
---------------------------------------------------------
5 years                                             $2,597
---------------------------------------------------------
10 years                                            $4,523
---------------------------------------------------------



(2) If you annuitize at the end of the applicable time period:



1 year                                              $ 433
---------------------------------------------------------
3 years                                             $1,321
---------------------------------------------------------
5 years                                             $2,220
---------------------------------------------------------
10 years                                            $4,515
---------------------------------------------------------



(3) If you do not Surrender your Contract:



1 year                                              $ 440
---------------------------------------------------------
3 years                                             $1,329
---------------------------------------------------------
5 years                                             $2,228
---------------------------------------------------------
10 years                                            $4,523
---------------------------------------------------------

                                                                              11
HARTFORD LIFE INSURANCE COMPANY
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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?


You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our Automatic Additions Program or are part of certain retirement plans.


- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                      7%
-----------------------------------------
      2                      6%
-----------------------------------------
      3                      6%
-----------------------------------------
      4                      5%
-----------------------------------------
      5                      4%
-----------------------------------------
      6                      3%
-----------------------------------------
      7                      2%
-----------------------------------------
  8 or more                  0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death


X Distributions under a program for substantially equal periodic payments made for your life expectancy


X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is subtracted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

- PRINCIPAL FIRST CHARGE -- If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WHAT IS PRINCIPAL FIRST?

Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, Hartford will make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. Once you elect this benefit, you cannot cancel it.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

-  The Contract Value of your Contract;

-  Your Maximum Anniversary Value; or

- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

                                                                              13
HARTFORD LIFE INSURANCE COMPANY
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Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,


- variable dollar amount Automatic Annuity Payouts, or



- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.


GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                               HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING     BASIS OF RATING
---------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                           3/10/03        A+    Financial strength
---------------------------------------------------------------------------------
 Standard & Poor's                      12/31/02       AA-    Financial security
                                                              characteristics
---------------------------------------------------------------------------------
 Fitch                                  10/30/02       AA     Claims paying
                                                              ability
---------------------------------------------------------------------------------


These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 22, 1994 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE PORTFOLIOS

The underlying investments for the Contract are shares of the portfolios or funds of Morgan Stanley Select Dimensions Investment Series, The Universal Institutional Funds, Inc., Van Kampen Life Investment Trust, American Funds Insurance Series, MFS-Registered Trademark-Variable Insurance Trust(SM) and Franklin Templeton Variable Insurance Products Trust, all open-ended investment companies.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

MORGAN STANLEY SELECT DIMENSIONS
INVESTMENT SERIES:

MONEY MARKET PORTFOLIO -- Seeks high current income, preservation of capital and liquidity by investing in the following money market instruments: U.S. Government securities, obligations of U.S. regulated banks and savings institutions having total assets of more than $1 billion, or less than $1 billion if such are fully federally insured as to principal (the interest may not be insured), repurchase agreements and high grade corporate debt obligations maturing in thirteen months or less.


FLEXIBLE INCOME PORTFOLIO (formerly Diversified Income Portfolio) -- Seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective, by equally allocating its assets among three separate groupings of fixed-income securities. Up to one-third of the securities in which the Diversified Income Portfolio may invest will include

14
                                                 HARTFORD LIFE INSURANCE COMPANY
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securities rated Baa/BBB or lower. See the Special Considerations for investments for high yield securities disclosed in the Fund's prospectus. The Portfolio may also invest up to 15% of its assets in debt securities of issuers, governments, or organizations or any of their instrumentalities located in emerging markets countries. See additional disclosure under Emerging Market Securities in the Fund's prospectus.


BALANCED GROWTH PORTFOLIO -- Seeks to provide capital growth with reasonable current income by investing, under normal market conditions, at least 60% of its total assets in a diversified portfolio of common stocks of companies which have a record of paying dividends and, in the opinion of the Investment Manager, have the potential for increasing dividends and in securities convertible into common stock, and at least 25% of its total assets in investment grade fixed-income (fixed-rate and adjustable-rate) securities such as corporate notes and bonds and obligations issued or guaranteed by the U.S. Government, its agencies and its instrumentalities.


UTILITIES PORTFOLIO -- Seeks to provide both capital appreciation and current income. The Fund may invest up to 25% of its assets in foreign securities.


DIVIDEND GROWTH PORTFOLIO -- Seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.

VALUE-ADDED MARKET PORTFOLIO -- Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income, by investing, in approximately equal proportions, in a diversified portfolio of common stocks of the companies which are represented in the Standard & Poor's 500 Composite Stock Price Index. The Portfolio's investment manager will adjust the Portfolio's investment securities at least annually to maintain an approximate equal weighting of each S&P 500 stock.

GROWTH PORTFOLIO -- Seeks long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies having stock market values or capitalizations of at least $1 billion.


AMERICAN OPPORTUNITIES PORTFOLIO -- Seeks long-term capital growth consistent with an effort to reduce volatility, by investing principally in common stock of companies in industries which, at the time of the investment, are believed to have strongest earnings growth potential and that the investment manager believes will have the relative earnings growth potential over the projected economic outlook.



CAPITAL OPPORTUNITIES PORTFOLIO (formerly Mid-Cap Equity Portfolio) -- Seeks long-term capital growth by investing primarily in equity securities of medium sized companies (that is, companies whose equity market capitalization falls within the range of companies comprising the Lipper Multi-Cap Growth Index).


GLOBAL EQUITY PORTFOLIO -- Seeks to obtain total return on its assets primarily through long-term capital growth and, to a lesser extent, from income, through investments in all types of common stocks and equivalents (such as convertible securities and warrants), preferred stocks and bonds and other debt obligations of domestic and foreign companies, governments and international organizations.

DEVELOPING GROWTH PORTFOLIO -- Seeks long-term capital growth by investing primarily in common stocks of smaller and medium-sized companies that, in the opinion of the Investment Manager, have the potential for growing more rapidly than the economy and which may benefit from new products or services, technological developments or changes in management.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

HIGH YIELD PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities. The Portfolio may invest to a limited extent in foreign fixed income securities, including emerging market securities.


U.S. MID CAP CORE PORTFOLIO (formerly Mid Cap Value Portfolio) -- Seeks above-average total return over a market cycle of three to five years by investing primarily in common stocks and the equity securities of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index. The Portfolio may purchase stocks that typically do not pay dividends.


EMERGING MARKETS DEBT PORTFOLIO -- Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers located in emerging market countries. Using macroeconomic and fundamental analysis, the Investment Adviser seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each county.

EMERGING MARKETS EQUITY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries. The Investment Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and management with strong shareholder value orientation.


CORE PLUS FIXED INCOME PORTFOLIO (formerly Fixed Income Portfolio) -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years.

                                                                              15
HARTFORD LIFE INSURANCE COMPANY
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The Portfolio may invest opportunistically in non-dollar denominated securities and in high yield securities (commonly referred to as "junk bonds").


ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in accordance with country and sector weightings determined by the Investment Adviser, in equity securities of non-U.S. issuers which, in the aggregate, replicate broad-market indices. The Investment Adviser seeks to maintain a diversified portfolio of international equity securities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. The Investment Adviser seeks to capitalize on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valuation; (ii) fundamental change; and (iii) market momentum/technicals.

TECHNOLOGY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of companies that the Investment Adviser expects will benefit from their involvement in technology and technology-related industries. The Investment Adviser seeks to maximize long-term capital appreciation by identifying significant long-term technology trends and investing primarily in companies the Investment Adviser believes are positioned to benefit materially from these trends.

VAN KAMPEN LIFE INVESTMENT TRUST:


ENTERPRISE PORTFOLIO -- Seeks capital appreciation through investments in securities believed by the Portfolio's investment adviser to have above average potential for capital appreciation.


GROWTH AND INCOME PORTFOLIO (formerly Strategic Stock Portfolio) -- Seeks an above average total return through a combination of potential capital appreciation and dividend income, consistent with the preservation of invested capital. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the investment objectives by investing in a portfolio of high dividend yielding equity securities of companies included in the Dow Jones Industrial Average or in the Morgan Stanley Capital International USA Index.

AMERICAN FUNDS INSURANCE SERIES:

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers located around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

MFS VARIABLE INSURANCE TRUST:

MFS-Registered Trademark- CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.

MFS-Registered Trademark- EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.

MFS-Registered Trademark- INVESTORS GROWTH STOCK SERIES -- Seeks to provide long-term growth of capital and future income rather than current income.

MFS-Registered Trademark- INVESTORS TRUST SERIES -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS-Registered Trademark- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:

FRANKLIN SMALL CAP FUND -- Seeks long-term capital growth by normally investing 80% of its net assets in investments of small capitalization companies, with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase.

FRANKLIN STRATEGIC INCOME SECURITIES FUND -- Seeks to earn a high level of current income, with capital appreciation over the long term as a secondary goal, by normally investing 65% of its total assets in U.S. and foreign debt securities, including those in emerging markets.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by normally investing at least 65% of its total assets in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- Seeks long-term capital appreciation by normally investing 80% of its net assets in emerging market investments.

TEMPLETON GROWTH SECURITIES FUND -- Seeks long-term capital growth by normally investing at least 80% of its assets in equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.

THE INVESTMENT ADVISERS


Morgan Stanley Investment Advisors Inc. ("MS Advisors"), a Delaware Corporation, whose address is 1221 Avenue of the Americas, New York, New York 10020, is the Investment Manager for the Money Market Portfolio, the Flexible Income Portfolio, the Balanced Growth Portfolio, the Utilities Portfolio, the

16
                                                 HARTFORD LIFE INSURANCE COMPANY
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Dividend Growth Portfolio, the Value-Added Market Portfolio, the Growth Portfolio, the American Opportunities Portfolio, the Capital Opportunities Portfolio (formerly Mid-Cap Equity Portfolio), the Global Equity Portfolio, and the Developing Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series (the "Morgan Stanley Portfolios"). MS Advisors was incorporated in July, 1992 and is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW")



MS Advisors provides administrative services, manages the Morgan Stanley Portfolios' business affairs and manages the investment of the Morgan Stanley Portfolios' assets, including the placing of orders for the purchase and sales of portfolio securities. MS Advisors has retained Morgan Stanley Services Company Inc., its wholly-owned subsidiary, to perform the aforementioned administrative services for the Morgan Stanley Portfolios. For its services, the Morgan Stanley Portfolios pay MS Advisors a monthly fee. See the accompanying Fund prospectus for a more complete description of MS Advisors and the respective fees of the Morgan Stanley Portfolios.


With regard to the Growth Portfolio, Morgan Stanley Investment Management Inc. ("MS Investment Management"), under a Sub-Advisory Agreement with MS Advisors, provides the Growth Portfolio with investment advice and portfolio management, subject to the overall supervision of MS Advisors. MS Investment Management, like MS Advisors, is a wholly-owned subsidiary of MSDW. MS Investment Management's address is 1221 Avenue of the Americas, New York, New York 10020.

In addition to acting as the Sub-Adviser for the Growth Portfolio, MS Investment Management, pursuant to an Investment Advisory Agreement with The Universal Institutional Funds, Inc., is the investment adviser for the Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio, Active International Allocation Portfolio, High Yield Portfolio, Core Plus Fixed Income Portfolio (formerly Fixed Income Portfolio), U.S. Mid Cap Core Portfolio (formerly MidCap Value Portfolio), and Technology Portfolio. As the investment adviser to these Portfolios, MS Investment Management, provides investment advice and portfolio management services. Prior to May 1, 2002, Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP), an affiliate of MS Investment Management, served as investment adviser to the High Yield Portfolio, Core Plus Fixed Income Portfolio and U.S. Mid Cap Core Portfolio.

The Investment Adviser with respect to the Growth and Income Portfolio and the Enterprise Portfolio is Van Kampen Asset Management Inc., a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of MSDW. Van Kampen Investments Inc. is a diversified asset management company with more than three million retail investor accounts, extensive capabilities for managing institutional portfolios. Van Kampen Investments Inc.'s more than 50 open-end and 30 closed-end funds and more than 2,700 unit investment trusts are professionally distributed by leading authorized dealers nationwide.

American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund and American Funds International Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This Annuity invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

MFS-Registered Trademark- Capital Opportunities Series, MFS-Registered Trademark- Emerging Growth Series, MFS-Registered Trademark- Investors Growth Stock Series, MFS-Registered Trademark- Investors Trust Series and MFS-Registered Trademark- Total Return Series are series of the MFS-Registered Trademark-Variable Insurance Trust(SM). The MFS Variable Insurance Trust(SM) is a professionally managed open-end management investment company. The MFS Variable Insurance Trust(SM) is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark-serves as the investment adviser to each of the Series of the MFS-Registered Trademark- Variable Insurance Trust(SM). MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.

Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, and Templeton Growth Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. In this Annuity, Franklin Small Cap Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund offer Class 2 shares and Franklin Strategic Income Fund and Templeton Developing Markets Securities Fund offer Class I shares. The investment manager of Franklin Small Cap Fund and Franklin Strategic Income Securities Fund is Franklin Advisers, Inc. located at One Franklin Parkway, San Mateo, California 94403. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078. The investment manager of Templeton Growth Securities Fund is Templeton Global Advisers Limited, located at Lyford Cay, Nassau, N.P. Bahamas. The investment manager of Templeton Developing Markets Securities Fund is Templeton Asset Management Ltd., located at 2 Exchange Square, Hong Kong.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are

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allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.


PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.



The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.


If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

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A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCOUNT
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCOUNT OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCOUNT. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Account become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium payments and Contract Values allocated to the Fixed Account are available to our general creditors.


In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Account. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.



We may credit interest at a rate in excess of the minimum guaranteed interest rate per year. We will periodically publish the Fixed Account interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Account on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Account interest rates may vary from other states.



IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCOUNT IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.


From time to time, we may credit increased interest rates under certain programs established in our sole discretion

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Account during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.


DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our General Account to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.



The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will

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return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.



Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.



All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.



The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.



Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.



We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.



You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.



We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.



If you make systematic transfers from the Fixed Account under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.


THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series II of the Contract was sold before May 1, 2002. Series IIR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IIR for sale, if later.

HOW DO I PURCHASE A CONTRACT?


You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our Automatic Additions Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.


You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

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HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; multiplied by

- The daily expense factor for the mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.


Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:



- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet or telephone.


- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be

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  accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.


We will apply our policy to your Contract during each Contract Year.


In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCOUNT TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Account to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Account, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Account for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Account.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract,

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including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
      1                      7%
-----------------------------------------
      2                      6%
-----------------------------------------
      3                      6%
-----------------------------------------
      4                      5%
-----------------------------------------
      5                      4%
-----------------------------------------
      6                      3%
-----------------------------------------
      7                      2%
-----------------------------------------
  8 or more                  0%
-----------------------------------------

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

- Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your financial adviser or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age
  70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT OR CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

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- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.


If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.


ADMINISTRATIVE CHARGE


For administration, we apply a daily charge at the rate of .15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.


ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.

PRINCIPAL FIRST CHARGE

If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

PRINCIPAL FIRST

Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

If you elect Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent

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Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been inforce.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up", we may be charging more for Principal First. Upon "step up" we will charge you the current Principal First charge. Before you decide to "step up", you should request a current prospectus which will describe the current charge for this Benefit.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.

You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First.

If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

If you surrender all of your Contract Value or your Contract Value is reduced to zero, but you still have a Benefit Amount, you will still receive a Benefit Payment through an Annuity Payout option called the Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your beneficiary will continue to receive the remaining payments.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

Principal First may not be available through all broker-dealer firms.

For examples on how Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

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- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

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FOR EXAMPLE: Assuming that:

The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,
  You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0),

- Minus Premium Payments made in the 12 months prior to death ($0), Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides, or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

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The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.


WHO WILL RECEIVE THE DEATH BENEFIT?



The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.



If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .            AND . . .                  AND . . .               THEN THE . . .
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving       The Annuitant is living    Joint Contract Owner
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Designated Beneficiary
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Contract Owner's estate
                                joint Contract Owner and   or deceased                receives the Death
                                the Beneficiary                                       Benefit.
                                predeceases the Contract
                                Owner
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      There is no named          The Contract Owner
                                living                     Contingent Annuitant       becomes the Contingent
                                                                                      Annuitant and the
                                                                                      Contract continues. The
                                                                                      Contract Owner may waive
                                                                                      this presumption and
                                                                                      receive the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      The Contingent Annuitant   Contingent Annuitant
                                living                     is living                  becomes the Annuitant,
                                                                                      and the Contract
                                                                                      continues.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a    There is no named          The Contract Owner
                                trust or other             Contingent Annuitant       receives the Death
                                non-natural person                                    Benefit.
---------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives a payout at
                                                                        death, if any.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.
----------------------------------------------------------------------------------------------------------------


THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.


SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

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FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled,

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or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
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THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years

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and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.

PRINCIPAL FIRST PAYOUT OPTION

If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:


- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.


- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.


- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.


3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.


Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the

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potential to be greater when the Sub-Accounts earn more than the AIR.



For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.



Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.


5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
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We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

AUTOMATIC ADDITIONS-Registered Trademark- PROGRAM -- Automatic Additions is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET REBALANCER PROGRAM -- Asset Rebalancer is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Rebalancer Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may

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not be part of the model. You can only participate in one asset allocation model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Fund into a different Fund. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

OTHER INFORMATION
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ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.


INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of the Separate Account for the year ending December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report.


LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.


Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity Insurance Company, is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, Hartford Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of

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defense, will have a material adverse effect on the financial condition or operating results of Hartford Life.



On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118 million. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against Hartford Life and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16 million.



Hartford Life and ICMG have appealed the judgement on the trade secret and breach of contract claims. Bancorp has cross-claimed the pre-trial dismissal of its patent infringement claim. Hartford Life's management, based on the opinion of its legal advisors, believes that there is a substantial likelihood that the jury award will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcome of this litigation, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.



On March 16, 2003, a final decision and award was issued in an arbitration between Hartford Life and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Although Hartford Life believed that its position in this arbitration was strong, an adverse outcome could have resulted in a decrease to Hartford Life's statutory surplus and capital and could have potentially increased the death benefit costs incurred by Hartford Life in the future. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were not limited or reduced in any manner and, as a result, are left unchanged.


Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-4397 (Account Executive)


FINANCIAL STATEMENTS



You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.


FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

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  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total

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amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. We believe that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f.  REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in

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       the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

    g. ADDITION OF RIDERS.

The addition of a rider to the Contract could cause it to be considered newly issued or entered into, for tax purposes, and thus could result in the loss of certain grandfathering with respect to the Contract. Please contact your tax adviser for more information.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if

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additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will generally be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2003, the maximum estate tax rate is 49% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION


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GENERAL INFORMATION
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    Safekeeping of Assets
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    Independent Public Accountants
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    Non-Participating
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    Misstatement of Age or Sex
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    Principal Underwriter
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PERFORMANCE RELATED INFORMATION
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    Total Return for all Sub-Accounts
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    Yield for Sub-Accounts
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    Money Market Sub-Accounts
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    Additional Materials
------------------------------------------------------
    Performance Comparisons
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PERFORMANCE TABLES
------------------------------------------------------
ACCUMULATION UNIT VALUES
------------------------------------------------------
FINANCIAL STATEMENTS
------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount equal to $11,000 for 2002. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust,

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amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER
SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

INFORMATION ABOUT DEATH BENEFITS AND IRAS -- IRAs generally may not invest in life insurance contracts. However, an annuity that is used as an IRA may provide for a death benefit that equals the greater of the premiums paid and the annuity's cash value. The Contract offers an Optional Death Benefit and an Earnings Protection Benefit. The Optional Death Benefit and the Earnings Protection Benefit may exceed the greater of the Contract Value and total Premium Payments less prior surrenders. WE HAVE FILED THE CONTRACT WITH THE OPTIONAL DEATH BENEFIT AND THE EARNINGS PROTECTION BENEFIT WITH THE INTERNAL REVENUE SERVICE FOR APPROVAL FOR USE AS AN IRA. NO ASSURANCE IS GIVEN THAT THESE BENEFITS MEET THE QUALIFICATION REQUIREMENTS FOR AN IRA.

Although we regard the Optional Death Benefit and the Earnings Protection Benefit as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax-qualification or resulting in certain deemed distributions and penalty taxes. You should consult a qualified tax adviser if you are considering adding the Optional Death Benefit or the Earnings Protection Benefit to your Contract if it is an IRA.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

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(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and non-governmental plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

The withholding rules applicable to distributions from qualified plans and section 403(b) plans apply generally to distributions from governmental 457(b) plans.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401, 403(b) or governmental 457(b) plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions;

- hardship distributions;

- made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary); or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, eligible rollover distributions from qualified retirement plans, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over to any of such plans or arrangements. Similarly, distributions from an IRA generally are permitted to be rolled over to a qualified plan, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan into another qualified plan or an IRA. In the case of a rollover from a qualified plan to another qualified plan, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled

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over from an IRA into a qualified plan, section 403(b) arrangement, or governmental 457(b) plan.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $108,000   Contract Value prior to Surrender equals
   .09259   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $  9,722   Value equals
 $ 95,278   the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $ 92,000   Contract Value prior to Surrender equals
   .10870   multiplied by
 $105,000   Interest Accumulation Value for a total of
            to be deducted from the Interest Accumulation
 $ 11,413   Value equals
 $ 93,587   the New Interest Accumulation Value

46
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

                                                                              47
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

48
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value".

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value".

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value".

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                              49
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.

                                       YEAR ENDED DECEMBER 31,
                                -------------------------------------
SUB-ACCOUNT                      2002     2001     2000       1999
---------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 9.461  $10.822       --       --
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 7.963  $ 9.461       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       27       23       --       --
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 7.350       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 7.880       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
  CAPITALIZATION FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 9.750  $10.707       --       --
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 7.783  $ 9.750       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        4       --       --       --
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 7.657       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 7.701       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $10.408  $12.233       --       --
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 7.753  $10.408       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)      198      133       --       --
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 6.973       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 7.672       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------

50
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                       YEAR ENDED DECEMBER 31,
                                -------------------------------------
SUB-ACCOUNT                      2002     2001     2000       1999
---------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $10.326  $10.692       --       --
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 8.314  $10.326       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)      224       94       --       --
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 7.822       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 8.227       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 8.902  $10.660       --       --
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 7.476  $ 8.902       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        4        2       --       --
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 7.180       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 7.397       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------
FRANKLIN SMALL CAP FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $11.700  $12.604       --       --
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 8.228  $11.700       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       38       19       --       --
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 7.552       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 8.142       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME
  SECURITIES FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $10.866  $10.750       --       --
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.264  $10.866       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       58       10       --       --
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $10.330       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.145       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------

                                                                              51
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                       YEAR ENDED DECEMBER 31,
                                -------------------------------------
SUB-ACCOUNT                      2002     2001     2000       1999
---------------------------------------------------------------------
MFS-REGISTERED TRADEMARK-
  CAPITAL OPPORTUNITIES SERIES
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 8.759  $10.882       --       --
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 6.073  $ 8.759       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        3        1       --       --
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 5.653       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 6.009       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------
MFS-REGISTERED TRADEMARK-
  EMERGING GROWTH SERIES
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 8.018  $ 9.818       --       --
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 5.237  $ 8.018       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        2        1       --       --
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 4.955       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 5.182       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------
MFS-REGISTERED TRADEMARK-
  INVESTORS GROWTH STOCK
  SERIES
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 8.317  $ 9.701       --       --
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 5.943  $ 8.317       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       62       56       --       --
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 5.755       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 5.881       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------
MFS-REGISTERED TRADEMARK-
  INVESTORS TRUST SERIES
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 8.130  $ 9.184       --       --
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 6.336  $ 8.130       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        8       --       --       --
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 6.018       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 6.270       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------

52
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                       YEAR ENDED DECEMBER 31,
                                -------------------------------------
SUB-ACCOUNT                      2002     2001     2000       1999
---------------------------------------------------------------------
MFS-REGISTERED TRADEMARK-
  TOTAL RETURN SERIES
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $10.971  $11.199       --       --
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $10.259  $10.971       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)      167      105       --       --
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 9.694       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $10.151       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------
AMERICAN OPPORTUNITIES
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $25.913  $37.260  $39.532  $25.729
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $20.043  $25.913  $37.260  $39.532
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)    1,235    1,678    2,376    2,034
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $19.912       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $19.828       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------
BALANCED GROWTH
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $19.083  $19.121  $18.230  $17.859
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $16.656  $19.083  $19.121  $18.230
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)      734      776      790      814
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $16.501       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $16.477       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------
CAPITAL OPPORTUNITIES
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $10.111  $16.119  $22.568  $11.913
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 5.601  $10.111  $16.119  $22.568
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)      423      806    1,466      654
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 5.212       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 5.540       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------

                                                                              53
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                       YEAR ENDED DECEMBER 31,
                                -------------------------------------
SUB-ACCOUNT                      2002     2001     2000       1999
---------------------------------------------------------------------
DEVELOPING GROWTH
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $21.906  $29.816  $38.574  $20.318
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $15.611  $21.906  $29.816  $38.574
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)      262      371      568      345
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $14.780       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $15.442       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------
FLEXIBLE INCOME
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $10.819  $11.436  $12.175  $12.577
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.594  $10.819  $11.436  $12.175
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)      386      443      532      645
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $10.997       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.469       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------
DIVIDEND GROWTH
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $23.860  $25.590  $24.631  $24.847
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $19.311  $23.860  $25.590  $24.631
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)    1,901    2,620    2,534    3,174
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $19.127       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $19.103       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------
GLOBAL EQUITY
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $14.942  $18.305  $19.733  $14.918
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $12.174  $14.942  $18.305  $19.733
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)      679      907    1,079    1,056
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $11.721       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $12.043       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------

54
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                       YEAR ENDED DECEMBER 31,
                                -------------------------------------
SUB-ACCOUNT                      2002     2001     2000       1999
---------------------------------------------------------------------
GROWTH
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $18.502  $22.135  $25.416  $18.530
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $13.165  $18.502  $22.135  $25.416
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)      284      508    1,180      638
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $12.641       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $13.023       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------
MONEY MARKET
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $12.972  $12.668  $12.117  $11.728
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $12.963  $12.972  $12.668  $12.117
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)    1,194    2,000    1,040      898
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $12.873       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $12.824       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------
ACTIVE INTERNATIONAL
  ALLOCATION
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 7.866  $ 9.958  $11.718  $10.000
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 6.377  $ 7.866  $ 9.958  $11.718
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       16       13        9        1
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 6.611       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 6.312       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------
CORE PLUS FIXED INCOME
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $11.886  $11.026  $10.065  $10.000
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $12.579  $11.886  $11.026  $10.065
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)      758      343       37        5
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $12.181       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $12.450       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------

                                                                              55
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                       YEAR ENDED DECEMBER 31,
                                -------------------------------------
SUB-ACCOUNT                      2002     2001     2000       1999
---------------------------------------------------------------------
EMERGING MARKET DEBT
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $10.274  $ 9.463  $ 8.615  $ 6.752
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $11.065  $10.274  $ 9.463  $ 8.615
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       31       34       21        7
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 9.802       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $10.946       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------
EMERGING MARKETS EQUITY
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 7.974  $ 8.648  $14.426  $10.000
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 7.163  $ 7.974  $ 8.648  $14.426
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       27       23       37        8
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 6.997       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 7.090       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------
HIGH YIELD
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 8.766  $ 9.305  $10.555  $ 9.993
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 8.015  $ 8.766  $ 9.305  $10.555
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       91      111      106       90
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 7.549       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 7.929       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------
U.S. MID-CAP CORE VALUE
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $12.493  $13.081  $11.977  $10.072
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 8.867  $12.493  $13.081  $11.977
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)      196      237      136       67
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 8.332       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 8.772       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------

56
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                       YEAR ENDED DECEMBER 31,
                                -------------------------------------
SUB-ACCOUNT                      2002     2001     2000       1999
---------------------------------------------------------------------
TECHNOLOGY
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 3.427  $ 4.689       --       --
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 1.724  $ 3.427       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        8       --       --       --
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 1.571       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 1.710       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------
UTILITIES
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $20.533  $27.953  $28.899  $20.391
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $16.123  $20.533  $27.953  $28.899
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)      345      506      599      420
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $15.289       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $15.950       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------
VALUE-ADDED MARKET
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $23.458  $24.232  $21.945  $19.843
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $19.437  $23.458  $24.232  $21.945
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)      959    1,419      990    1,283
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $18.343       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $19.228       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $11.547  $11.747       --       --
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $10.042  $11.547       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)      217       81       --       --
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 9.821       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 9.936       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------

                                                                              57
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                       YEAR ENDED DECEMBER 31,
                                -------------------------------------
SUB-ACCOUNT                      2002     2001     2000       1999
---------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
  SECURITIES FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 7.008  $ 7.432       --       --
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 6.913  $ 7.008       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)        2       --       --       --
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 6.650       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 6.840       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $10.340  $10.646       --       --
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 8.311  $10.340       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       25       15       --       --
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 8.449       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 8.224       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------
ENTERPRISE
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 8.732  $11.128  $13.219  $10.652
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 6.085  $ 8.732  $11.128  $13.219
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)      157      217      381      161
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 5.961       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 6.020       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------
GROWTH AND INCOME
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit Value at
      beginning of period       $11.156       --       --       --(b)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 9.189       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)      144       --       --       --
---------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period       $ 8.698       --       --       --(a)
---------------------------------------------------------------------
    Accumulation Unit Value at
      end of period             $ 9.090       --       --       --
---------------------------------------------------------------------
    Number of Accumulation
      Units outstanding at end
      of period (in thousands)       --       --       --       --
---------------------------------------------------------------------


 (a)  Inception date August 5, 2002.
 (b)  Inception date April 30, 2002.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series II of Select Dimensions variable annuity to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                        Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE
         SERIES II AND SERIES IIR OF SELECT DIMENSIONS VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: May 1, 2003
Date of Statement of Additional Information: May 1, 2003


TABLE OF CONTENTS


GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Independent Public Accountants                                 2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS


Except as noted in the paragraph below, the financial statements included in this registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein and elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 185 Asylum Street, Hartford, Connecticut 06103-3402.



The financial statements of the Separate Account for the year ended
December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.



We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of the Separate Account for the year ending December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2002: $2,540,909; 2001: $2,190,425; and 2000: $3,863,148.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------


PERFORMANCE TABLES



The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance.



                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002



                                                SUB-ACCOUNT                                                            SINCE
SUB-ACCOUNT                                    INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Money Market                                       11/08/94             -9.85%           -1.01%             N/A             0.02%
---------------------------------------------------------------------------------------------------------------------------------
Flexible Income                                    11/08/94             -2.84%           -5.18%             N/A            -1.46%
---------------------------------------------------------------------------------------------------------------------------------
Balanced Growth                                    11/08/94            -21.62%           -2.57%             N/A             4.04%
---------------------------------------------------------------------------------------------------------------------------------
Utilities                                          11/08/94            -29.76%           -4.17%             N/A             3.81%
---------------------------------------------------------------------------------------------------------------------------------
Dividend Growth                                    11/08/94            -27.52%           -5.29%             N/A             6.45%
---------------------------------------------------------------------------------------------------------------------------------
Value-Added Market                                 11/08/94            -25.73%           -1.85%             N/A             6.31%
---------------------------------------------------------------------------------------------------------------------------------
Growth                                             11/08/94            -36.62%           -7.98%             N/A             1.03%
---------------------------------------------------------------------------------------------------------------------------------
American Opportunities                             11/08/94            -30.86%           -2.95%             N/A             7.04%
---------------------------------------------------------------------------------------------------------------------------------
Capital Opportunities                              01/21/97            -51.27%          -16.96%             N/A           -12.48%
---------------------------------------------------------------------------------------------------------------------------------
Global Equity                                      11/08/94            -27.02%           -4.93%             N/A            -0.38%
---------------------------------------------------------------------------------------------------------------------------------
Developing Growth                                  11/08/94            -36.52%           -7.02%             N/A             3.60%
---------------------------------------------------------------------------------------------------------------------------------
High Yield                                         01/02/97            -17.75%           -7.67%             N/A            -4.69%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Mid-Cap Core Value                            01/02/97            -36.78%           -3.27%             N/A             3.27%
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt                              06/16/97             -2.30%           -1.37%             N/A            -1.57%
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                            10/01/96            -19.24%          -10.72%             N/A           -10.72%
---------------------------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income                             01/02/97             -4.17%            1.55%             N/A             2.51%
---------------------------------------------------------------------------------------------------------------------------------
Active International Allocation                    09/20/99            -27.39%             N/A              N/A           -18.72%
---------------------------------------------------------------------------------------------------------------------------------
Technology                                         11/30/99            -55.99%             N/A              N/A           -45.76%
---------------------------------------------------------------------------------------------------------------------------------
Growth and Income                                  11/03/97            -24.39%            0.67%             N/A             4.20%
---------------------------------------------------------------------------------------------------------------------------------
Enterprise                                         04/06/86            -37.98%          -10.27%             N/A             2.67%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                  04/30/97            -24.51%            0.94%             N/A             1.98%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization
 Fund                                              04/30/98            -28.56%             N/A              N/A            -1.68%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                         06/13/94            -33.51%            2.35%             N/A             9.15%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                  06/13/94            -27.91%           -1.34%             N/A             7.19%
---------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                  06/13/94            -24.70%           -2.07%             N/A             2.16%
---------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series                   08/14/96            -38.31%           -5.13%             N/A             0.56%
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                         07/24/95            -42.05%           -7.84%             N/A             1.15%
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series                  05/03/99            -36.33%             N/A              N/A           -14.25%
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                         10/09/95            -30.31%           -7.77%             N/A             1.82%
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                            01/03/95            -15.82%            0.02%             N/A             7.18%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                            11/01/95            -37.39%           -4.63%             N/A             2.44%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund          07/01/99             -6.34%             N/A              N/A            -1.46%
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                      11/08/96            -21.92%           -1.13%             N/A             1.85%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund       03/04/96            -11.05%          -11.06%             N/A           -16.61%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                   03/15/94            -28.04%           -3.47%             N/A             2.58%
---------------------------------------------------------------------------------------------------------------------------------



Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002



                                                    FUND                                                               SINCE
SUB-ACCOUNT                                    INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Money Market                                       11/08/94             -0.07%            2.77%             N/A             3.24%
---------------------------------------------------------------------------------------------------------------------------------
Flexible Income                                    11/08/94              7.16%           -1.08%             N/A             1.83%
---------------------------------------------------------------------------------------------------------------------------------
Balanced Growth                                    11/08/94            -12.72%            1.02%             N/A             6.46%
---------------------------------------------------------------------------------------------------------------------------------
Utilities                                          11/08/94            -21.48%           -0.96%             N/A             6.04%
---------------------------------------------------------------------------------------------------------------------------------
Dividend Growth                                    11/08/94            -19.06%           -1.71%             N/A             8.41%
---------------------------------------------------------------------------------------------------------------------------------
Value-Added Market                                 11/08/94            -17.14%            1.62%             N/A             8.50%
---------------------------------------------------------------------------------------------------------------------------------
Growth                                             11/08/94            -28.85%           -4.53%             N/A             3.43%
---------------------------------------------------------------------------------------------------------------------------------
American Opportunities                             11/08/94            -22.65%            0.09%             N/A             8.91%
---------------------------------------------------------------------------------------------------------------------------------
Capital Opportunities                              01/21/97            -44.60%          -13.30%             N/A            -9.29%
---------------------------------------------------------------------------------------------------------------------------------
Global Equity                                      11/08/94            -18.52%           -1.52%             N/A             2.44%
---------------------------------------------------------------------------------------------------------------------------------
Developing Growth                                  11/08/94            -28.74%           -3.75%             N/A             5.62%
---------------------------------------------------------------------------------------------------------------------------------
High Yield                                         01/02/97             -8.56%           -3.68%             N/A            -1.24%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Mid-Cap Core Value                            01/02/97            -29.02%            0.05%             N/A             5.69%
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt                              06/16/97              7.70%            2.96%             N/A             2.67%
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                            10/01/96            -10.17%           -6.45%             N/A            -5.75%
---------------------------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income                             01/02/97              5.83%            5.22%             N/A             5.75%
---------------------------------------------------------------------------------------------------------------------------------
Active International Allocation                    09/20/99            -18.93%             N/A              N/A           -12.82%
---------------------------------------------------------------------------------------------------------------------------------
Technology                                         11/30/99            -49.68%             N/A              N/A           -37.27%
---------------------------------------------------------------------------------------------------------------------------------
Growth and Income                                  11/03/97            -15.69%            3.90%             N/A             6.66%
---------------------------------------------------------------------------------------------------------------------------------
Enterprise                                         04/06/86            -30.31%           -6.78%            4.44%            5.44%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                  04/30/97            -15.83%            3.89%             N/A             4.72%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization
 Fund                                              04/30/98            -20.18%             N/A              N/A             1.69%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                         02/08/84            -25.51%            5.08%           10.48%           12.03%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                  02/08/84            -19.48%            2.05%            8.77%           10.75%
---------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                  05/01/90            -16.03%            1.08%            6.74%            5.39%
---------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series                   08/14/96            -30.67%           -2.01%             N/A             3.16%
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                         07/24/95            -34.68%           -4.77%             N/A             3.23%
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series                  05/03/99            -28.54%             N/A              N/A            -9.78%
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                         10/09/95            -22.06%           -4.20%             N/A             4.22%
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                            01/03/95             -6.49%            3.55%             N/A             9.18%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                            11/01/95            -29.68%           -1.36%             N/A             4.86%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund          07/01/99              3.66%             N/A              N/A             3.46%
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                      11/08/96            -13.04%            2.53%             N/A             5.12%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund       03/04/96             -1.35%           -6.58%             N/A           -10.67%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                   03/15/94            -19.62%            0.04%             N/A             4.89%
---------------------------------------------------------------------------------------------------------------------------------



Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------


   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2002



SUB-ACCOUNT                                                                 YIELD       EFFECTIVE YIELD
-------------------------------------------------------------------------------------------------------
Money Market                                                                    -0.47%          -0.47%
-------------------------------------------------------------------------------------------------------



        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2002



SUB-ACCOUNT                                                                     YIELD
-------------------------------------------------------------------------------------
Flexible Income                                                                   N/A
-------------------------------------------------------------------------------------
High Yield                                                                        N/A
-------------------------------------------------------------------------------------
Emerging Markets Debt                                                             N/A
-------------------------------------------------------------------------------------
Core Plus Fixed Income                                                            N/A
-------------------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


ACCUMULATION UNIT VALUES



(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)



The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.



There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.



                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 9.461    $10.822         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.963    $ 9.461         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                27         23         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 9.425    $10.792         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.922    $ 9.425         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 9.443    $10.817         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.933    $ 9.443         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 7.351         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.891         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 9.408    $10.787         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.891    $ 9.408         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 7.350         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.886         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 7.350         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.885         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 7.350         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.880         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 9.750    $10.707         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.783    $ 9.750         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 9.714    $10.677         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.742    $ 9.714         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 9.732    $10.701         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.753    $ 9.732         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 7.658         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.712         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 9.696    $10.672         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.712    $ 9.696         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 7.658         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.707         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 7.658         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.706         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 7.657         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.701         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $10.408    $12.233         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.753    $10.408         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               198        133         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.369    $12.200         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.713    $10.369         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.389    $12.227         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.723    $10.389         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 6.973         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.683         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.350    $12.194         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.683    $10.350         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 6.973         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.678         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 6.973         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.676         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 6.973         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.672         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $10.326    $10.692         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.314    $10.326         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               224         94         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.287    $10.663         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.271    $10.287         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.307    $10.687         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.282    $10.307         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 7.822         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.239         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.268    $10.658         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.239    $10.268         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 7.822         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.234         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 7.822         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.232         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 7.822         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.227         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 8.902    $10.660         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.476    $ 8.902         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4          2         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.869    $10.631         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.436    $ 8.869         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.886    $10.654         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.447    $ 8.886         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 7.180         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.408         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.853    $10.625         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.408    $ 8.853         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 7.180         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.403         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 7.180         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.402         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 7.180         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.397         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $11.700    $12.604         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.228    $11.700         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                38         19         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.657    $12.569         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.185    $11.657         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.679    $12.598         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.197    $11.679         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 7.552         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.154         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.635    $12.563         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.154    $11.635         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 7.552         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.148         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 7.552         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.147         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 7.552         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.142         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $10.866    $10.750         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.264    $10.866         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                58         10         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.826    $10.721         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.205    $10.826         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.846    $10.745         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.220    $10.846         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $10.330         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.162         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.806    $10.715         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.162    $10.806         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $10.330         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.155         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $10.330         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.152         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $10.330         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.145         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 8.759    $10.882         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.073    $ 8.759         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 3          1         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.726    $10.852         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.041    $ 8.726         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.743    $10.877         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.049    $ 8.743         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 5.653         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.017         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.710    $10.847         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.017    $ 8.710         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 5.653         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.014         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 5.653         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.012         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 5.653         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.009         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 8.018    $ 9.818         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.237    $ 8.018         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2          1         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 7.988    $ 9.791         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.210    $ 7.988         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.004    $ 9.813         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.217    $ 8.004         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 4.955         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.190         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 7.974    $ 9.786         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.190    $ 7.974         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 4.955         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.187         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 4.955         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.185         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 4.955         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.182         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- INVESTORS GROWTH STOCK SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 8.317    $ 9.701         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.943    $ 8.317         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                62         56         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.286    $ 9.675         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.912    $ 8.286         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.302    $ 9.697         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.920    $ 8.302         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 5.755         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.889         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.271    $ 9.670         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.889    $ 8.271         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 5.755         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.885         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 5.755         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.884         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 5.755         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.881         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- INVESTORS TRUST SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 8.130    $ 9.184         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.336    $ 8.130         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 8         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.100    $ 9.159         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.303    $ 8.100         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.115    $ 9.179         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.312    $ 8.115         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 6.018         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.279         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.085    $ 9.154         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.279    $ 8.085         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 6.018         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.275         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 6.018         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.274         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 6.018         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.270         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $10.971    $11.199         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.259    $10.971         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               167        105         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.929    $11.168         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.205    $10.929         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.950    $11.193         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.220    $10.950         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 9.695         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.166         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.909    $11.162         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.166    $10.909         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 9.695         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.160         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 9.694         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.157         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 9.694         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.151         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $25.913    $37.260    $39.532   $25.729
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $20.043    $25.913    $37.260   $39.532
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,235      1,678      2,376     2,034
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $25.810    $37.167    $39.493   $29.294
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $19.934    $25.810    $37.167   $39.493
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $25.866    $35.004         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $19.966    $25.866         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $19.913         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $19.857         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $25.762    $34.912         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $19.857    $25.762         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $19.912         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $19.844         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $19.912         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $19.840         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $19.912         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $19.828         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
BALANCED GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $19.083    $19.121    $18.230   $17.859
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $16.656    $19.083    $19.121   $18.230
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               734        776        790       814
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $19.007    $19.073    $18.212   $19.514
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $16.564    $19.007    $19.073   $18.212
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          1          1         1
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $19.048    $19.382         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $16.592    $19.048         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $16.502         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $16.501         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $18.972    $19.331         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $16.501    $18.972         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $16.501         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $16.490         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $16.501         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $16.487         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $16.501         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $16.477         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $10.111    $16.119    $22.568   $11.913
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.601    $10.111    $16.119   $22.568
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               423        806      1,466       654
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.070    $16.079    $22.545   $13.393
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.570    $10.070    $16.079   $22.545
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          1          1         1
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.092    $17.691         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.579    $10.092         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 5.212         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.549         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.052    $17.645         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.549    $10.052         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 5.212         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.545         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 5.212         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.544         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 5.212         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 5.540         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
DEVELOPING GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $21.906    $29.816    $38.574   $20.318
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $15.611    $21.906    $29.816   $38.574
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               262        371        568       345
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $21.819    $29.742    $38.535   $22.022
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $15.525    $21.819    $29.742   $38.535
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $21.866    $30.059         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $15.551    $21.866         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $14.781         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $15.465         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $21.779    $29.980         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $15.465    $21.779         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $14.781         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $15.455         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $14.781         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $15.452         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $14.780         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $15.442         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $10.819    $11.436    $12.175   $12.577
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.594    $10.819    $11.436   $12.175
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               386        443        532       645
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.776    $11.408    $12.163   $12.511
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.530    $10.776    $11.408   $12.163
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          1          1         1
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.799    $11.643         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.549    $10.799         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $10.997         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.486         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.756    $11.612         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.486    $10.756         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $10.997         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.479         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $10.997         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.476         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $10.997         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.469         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $23.860    $25.590    $24.631   $24.847
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $19.311    $23.860    $25.590   $24.631
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,901      2,620      2,534     3,174
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $23.765    $25.526    $24.606   $28.283
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $19.205    $23.765    $25.526   $24.606
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $23.816    $25.384         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $19.237    $23.816         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $19.128         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $19.131         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $23.721    $25.318         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $19.131    $23.721         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $19.127         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $19.119         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $19.127         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $19.115         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $19.127         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $19.103         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $14.942    $18.305    $19.733   $14.918
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.174    $14.942    $18.305   $19.733
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               679        907      1,079     1,056
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $14.882    $18.259    $19.713   $16.178
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.107    $14.882    $18.259   $19.713
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          1          1         1
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $14.914    $18.390         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.127    $14.914         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $11.721         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.061         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $14.855    $18.342         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.061    $14.855         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $11.721         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.053         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $11.721         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.051         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $11.721         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.043         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $18.502    $22.135    $25.416   $18.530
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $13.165    $18.502    $22.135   $25.416
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               284        508      1,180       638
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $18.428    $22.079    $25.391   $20.335
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $13.093    $18.428    $22.079   $25.391
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $18.468    $23.203         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $13.114    $18.468         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $12.641         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $13.042         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $18.395    $23.142         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $13.042    $18.395         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $12.641         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $13.034         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $12.641         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $13.031         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $12.641         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $13.023         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $12.972    $12.668    $12.117   $11.728
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.963    $12.972    $12.668   $12.117
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,194      2,000      1,040       898
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $12.920    $12.636    $12.105   $11.850
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.893    $12.920    $12.636   $12.105
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2          1          1        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $12.948    $12.713         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.914    $12.948         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $12.873         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.843         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $12.897    $12.680         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.843    $12.897         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $12.873         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.835         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $12.873         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.832         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $12.873         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.824         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
ACTIVE INTERNATIONAL ALLOCATION
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 7.866    $ 9.958    $11.718   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.377    $ 7.866    $ 9.958   $11.718
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                16         13          9         1
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 7.839    $ 9.939    $11.713   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.346    $ 7.839    $ 9.939   $11.713
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 7.852    $ 9.793         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.353    $ 7.852         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 6.612         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.321         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 7.825    $ 9.774         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.321    $ 7.825         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 6.612         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.317         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 6.612         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.316         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 6.611         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.312         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
CORE PLUS FIXED INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $11.886    $11.026    $10.065   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.579    $11.886    $11.026   $10.065
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               758        343         37         5
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.844    $11.004    $10.061        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.517    $11.844    $11.004        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.864    $11.181         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.531    $11.864         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $12.181         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.469         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.823    $11.158         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.469    $11.823         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $12.181         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.461         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $12.181         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.458         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $12.181         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.450         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               31
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET DEBT
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $10.274    $ 9.463    $ 8.615   $ 6.752
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.065    $10.274    $ 9.463   $ 8.615
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                31         34         21         7
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.233    $ 9.439    $ 8.607   $ 7.668
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.004    $10.233    $ 9.439   $ 8.607
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          1          1         1
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.255    $ 9.712         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.023    $10.255         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 9.802         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.962         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.214    $ 9.687         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.962    $10.214         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 9.802         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.955         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 9.802         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.953         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 9.802         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.946         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 7.974    $ 8.648    $14.426   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.163    $ 7.974    $ 8.648   $14.426
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                27         23         37         8
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 7.946    $ 8.631    $14.419   $10.000
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.128    $ 7.946    $ 8.631   $14.419
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 7.959    $ 9.686         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.136    $ 7.959         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 6.997         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.100         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 7.931    $ 9.666         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.100    $ 7.931         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 6.997         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.096         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 6.997         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.094         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 6.997         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.090         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               33
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 8.766    $ 9.305    $10.555   $ 9.993
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.015    $ 8.766    $ 9.305   $10.555
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                91        111        106        90
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.731    $ 9.282    $10.544   $10.513
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.971    $ 8.731    $ 9.282   $10.544
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          1          1         1
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.749    $ 9.996         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.984    $ 8.749         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 7.549         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.941         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.715    $ 9.970         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.941    $ 8.715         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 7.549         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.936         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 7.549         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.934         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 7.549         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 7.929         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

34                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
U.S. MID-CAP CORE VALUE
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $12.493    $13.081    $11.977   $10.072
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.867    $12.493    $13.081   $11.977
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               196        237        136        67
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $12.443    $13.048    $11.965   $10.692
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.818    $12.443    $13.048   $11.965
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          1          1         1
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $12.470    $13.214         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.833    $12.470         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 8.332         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.785         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $12.420    $13.180         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.785    $12.420         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 8.332         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.779         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 8.332         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.777         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 8.332         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.772         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               35
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 3.427    $ 4.689         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.724    $ 3.427         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 8         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 3.421    $ 4.685         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.719    $ 3.421         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 3.421    $ 4.686         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.718    $ 3.421         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 1.571         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.712         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 3.415    $ 4.683         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.712    $ 3.415         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 1.571         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.711         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 1.571         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.711         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 1.571         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 1.710         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

36                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $20.533    $27.953    $28.899   $20.391
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $16.123    $20.533    $27.953   $28.899
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               345        506        599       420
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $20.451    $27.883    $28.870   $22.516
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $16.035    $20.451    $27.883   $28.870
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $20.495    $28.154         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $16.061    $20.495         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $15.290         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $15.973         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $20.413    $28.081         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $15.973    $20.413         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $15.289         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $15.963         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $15.289         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $15.960         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $15.289         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $15.950         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               37
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
VALUE-ADDED MARKET
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $23.458    $24.232    $21.945   $19.843
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $19.437    $23.458    $24.232   $21.945
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               959      1,419        990     1,283
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $23.365    $24.172    $21.923   $22.283
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $19.331    $23.365    $24.172   $21.923
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $23.415    $24.439         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $19.363    $23.415         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $18.344         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $19.257         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $23.322    $24.375         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $19.257    $23.322         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $18.343         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $19.244         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $18.343         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $19.240         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $18.343         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $19.228         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

38                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $11.547    $11.747         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.042    $11.547         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               217         81         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.504    $11.715         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.989    $11.504         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.526    $11.741         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.003    $11.526         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 9.822         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.951         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.483    $11.709         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.951    $11.483         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 9.822         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.945         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 9.821         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.943         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 9.821         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.936         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               39
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUNDS
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 7.008    $ 7.432         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.913    $ 7.008         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 6.982    $ 7.412         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.877    $ 6.982         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 6.995    $ 7.428         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.887    $ 6.995         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 6.650         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.850         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 6.969    $ 7.408         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.850    $ 6.969         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 6.650         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.846         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 6.650         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.845         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 6.650         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.840         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

40                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $10.340    $10.646         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.311    $10.340         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                25         15         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.302    $10.617         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.268    $10.302         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.321    $10.640         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.279    $10.321         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 8.449         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.236         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.283    $10.611         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.236    $10.283         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 8.449         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.231         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 8.449         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.229         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 8.449         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 8.224         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               41
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
ENTERPRISE
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 8.732    $11.128    $13.219   $10.652
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.085    $ 8.732    $11.128   $13.219
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               157        217        381       161
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.697    $11.100    $13.206   $11.283
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.052    $ 8.697    $11.100   $13.206
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          1          1         1
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.716    $11.214         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.062    $ 8.716         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 5.961         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.028         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $ 8.681    $11.185         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.028    $ 8.681         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 5.961         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.025         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 5.961         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.023         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 5.961         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 6.020         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------

42                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------------------
SUB-ACCOUNT                                                                             2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $11.156         --         --        --(b)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.189         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               144         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.106         --         --        --(b)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.139         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.128         --         --        --(b)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.154         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 8.699         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.104         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.078         --         --        --(b)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.104         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 8.699         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.098         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $ 8.699         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.096         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $ 8.698         --         --        --(a)
---------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $ 9.090         --         --        --
---------------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --         --         --        --
---------------------------------------------------------------------------------------------------------------------------------



(a) Inception date August 5, 2002.



(b) Inception date April 30, 2002.

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT THREE

We have audited the accompanying statement of assets and liabilities, of Hartford Life Insurance Company ("the Company"), Separate Account Three comprising the American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds Global Small Capitalization Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Franklin Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Total Return Series, Universal Institutional Funds, Inc. Active International Allocation Portfolio, Universal Institutional Funds, Inc. Core Plus Fixed Income Portfolio, Universal Institutional Funds, Inc. Emerging Markets Debt Portfolio, Universal Institutional Funds, Inc. Emerging Markets Equity Portfolio, Universal Institutional Funds, Inc. Technology Portfolio, Universal Institutional Funds, Inc. High Yield Portfolio, Universal Institutional Funds, Inc. Mid-Cap Value Portfolio, Morgan Stanley Select Dimension American Opportunities Portfolio, Morgan Stanley Select Dimensions Balanced Growth Portfolio, Morgan Stanley Select Dimensions Capital Opportunities Portfolio, Morgan Stanley Select Dimensions Developing Growth Portfolio, Morgan Stanley Select Dimensions Diversified Income Portfolio, Morgan Stanley Select Dimensions Dividend Growth Portfolio, Morgan Stanley Select Dimensions Global Equity Portfolio, Morgan Stanley Select Dimensions Growth Portfolio, Morgan Stanley Select Dimensions Money Market Portfolio, Morgan Stanley Select Dimensions Utilities Portfolio, Morgan Stanley Select Dimensions Value-Added Market Portfolio, Van Kampen Life Investment Trust Enterprise Portfolio, and the Van Kampen Life Investment Trust Growth and Income Portfolio, as of December 31, 2002, and the related statements of operations and statements of changes in net assets for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statements of changes in net assets and financial highlights included in footnote 6, both for the year ended December 31, 2001 were audited by other auditors whose report, dated February 22, 2002, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002 by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Hartford Life Insurance Company, Separate Account Three as of December 31, 2002, the results of their operations, and the changes in their net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 21, 2003

_____________________________________ SA-1 _____________________________________

COPY -- THIS REPORT HAS NOT BEEN RE-ISSUED BY ARTHUR ANDERSEN LLP

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT THREE AND TO THE OWNERS
OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Three (Money Market Portfolio, North American Government Securities Portfolio, Balanced Growth Portfolio, Utilities Portfolio, Dividend Growth Portfolio, Value-Added Market Portfolio, Growth Portfolio, American Opportunities Portfolio, Global Equity Portfolio, Developing Growth Portfolio, Emerging Markets Portfolio, Diversified Income Portfolio, Mid-Cap Equity Portfolio, Strategic Stock Portfolio, Enterprise Portfolio, High Yield Portfolio, Mid-Cap Value Portfolio, Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio, Active International Allocation Portfolio, Fixed Income Portfolio, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Total Return Series, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund and Technology Portfolio sub-accounts) (collectively, the Account), as of December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Arthur Andersen LLP
Hartford, Connecticut
February 22, 2002

_____________________________________ SA-2 _____________________________________

                      (This page intentionally left blank)

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
ASSETS
  Investments
    Number of Shares
      Class I............       --              --              --
      Class II...........       --              --              --
      Class X............       --              --              --
      Class Y............       --              --              --
      Other..............        97,414         210,823         317,746
                             ==========      ==========      ==========
    Cost
      Class I............       --              --              --
      Class II...........       --              --              --
      Class X............       --              --              --
      Class Y............       --              --              --
      Other..............    $1,529,060      $10,124,094     $9,573,353
                             ==========      ==========      ==========
    Market Value
      Class I............       --              --              --
      Class II...........       --              --              --
      Class X............       --              --              --
      Class Y............       --              --              --
      Other..............    $1,102,722      $7,018,310      $8,108,889
  Due from Hartford Life
   Insurance Company.....       --              --                  115
  Receivable from fund
   shares sold...........           545           4,502         --
  Other assets...........       --              --                    8
                             ----------      ----------      ----------
  Total Assets...........     1,103,267       7,022,812       8,109,012
                             ----------      ----------      ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....           545           4,502         --
  Payable for fund shares
   purchased.............       --              --                  115
  Other liabilities......       --                    5         --
                             ----------      ----------      ----------
  Total Liabilities......           545           4,507             115
                             ----------      ----------      ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........    $1,102,722      $7,018,305      $8,108,897
                             ==========      ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                           AMERICAN FUNDS                                                        TEMPLETON
                           AMERICAN FUNDS   GLOBAL SMALL                       FRANKLIN         FRANKLIN        DEVELOPING
                           INTERNATIONAL   CAPITALIZATION  FRANKLIN SMALL  STRATEGIC INCOME   MUTUAL SHARES       MARKETS
                                FUND            FUND          CAP FUND     SECURITIES FUND   SECURITIES FUND  SECURITIES FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  --------------  --------------  ----------------  ---------------  ---------------
ASSETS
  Investments
    Number of Shares
      Class I............       --             --               --              --                --              --
      Class II...........       --             --               --              --                --              --
      Class X............       --             --               --              --                --              --
      Class Y............       --             --               --              --                --              --
      Other..............       143,366         32,525          116,843          159,774          461,439          16,220
                             ==========       ========       ==========       ==========       ==========         =======
    Cost
      Class I............       --             --               --              --                --              --
      Class II...........       --             --               --              --                --              --
      Class X............       --             --               --              --                --              --
      Class Y............       --             --               --              --                --              --
      Other..............    $2,271,163       $382,984       $1,993,024       $1,585,879       $6,209,910         $83,632
                             ==========       ========       ==========       ==========       ==========         =======
    Market Value
      Class I............       --             --               --              --                --              --
      Class II...........       --             --               --              --                --              --
      Class X............       --             --               --              --                --              --
      Class Y............       --             --               --              --                --              --
      Other..............    $1,440,825       $300,206       $1,483,908       $1,656,858       $5,546,494         $76,398
  Due from Hartford Life
   Insurance Company.....           798        --               --                13,351          --              --
  Receivable from fund
   shares sold...........       --                  13            1,403         --                    236               4
  Other assets...........       --             --               --              --                      5         --
                             ----------       --------       ----------       ----------       ----------         -------
  Total Assets...........     1,441,623        300,219        1,485,311        1,670,209        5,546,735          76,402
                             ----------       --------       ----------       ----------       ----------         -------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --                  13            1,402         --                    236               3
  Payable for fund shares
   purchased.............           797        --               --                13,351          --              --
  Other liabilities......       --             --               --              --                --              --
                             ----------       --------       ----------       ----------       ----------         -------
  Total Liabilities......           797             13            1,402           13,351              236               3
                             ----------       --------       ----------       ----------       ----------         -------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........    $1,440,826       $300,206       $1,483,909       $1,656,858       $5,546,499         $76,399
                             ==========       ========       ==========       ==========       ==========         =======

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002


                                              MFS CAPITAL
                           TEMPLETON GROWTH  OPPORTUNITIES  MFS EMERGING
                           SECURITIES FUND      SERIES      GROWTH SERIES
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  -------------  -------------
ASSETS
  Investments
    Number of Shares
      Class I............       --               --             --
      Class II...........       --               --             --
      Class X............       --               --             --
      Class Y............       --               --             --
      Other..............        101,358         53,776         31,248
                              ==========       ========       ========
    Cost
      Class I............       --               --             --
      Class II...........       --               --             --
      Class X............       --               --             --
      Class Y............       --               --             --
      Other..............     $1,010,823       $881,122       $798,587
                              ==========       ========       ========
    Market Value
      Class I............       --               --             --
      Class II...........       --               --             --
      Class X............       --               --             --
      Class Y............       --               --             --
      Other..............     $  871,680       $512,482       $372,167
  Due from Hartford Life
   Insurance Company.....       --               --             --
  Receivable from fund
   shares sold...........          1,245             23             16
  Other assets...........       --               --             --
                              ----------       --------       --------
  Total Assets...........        872,925        512,505        372,183
                              ----------       --------       --------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....          1,245             22             16
  Payable for fund shares
   purchased.............       --               --             --
  Other liabilities......       --               --                  6
                              ----------       --------       --------
  Total Liabilities......          1,245             22             22
                              ----------       --------       --------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........     $  871,680       $512,483       $372,161
                              ==========       ========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                                              UNIVERSAL          UNIVERSAL      UNIVERSAL
                                                                            INSTITUTIONAL      INSTITUTIONAL  INSTITUTIONAL
                                                                         FUNDS, INC. ACTIVE     FUNDS, INC.    FUNDS, INC.
                           MFS INVESTORS                                    INTERNATIONAL        CORE PLUS      EMERGING
                           GROWTH STOCK   MFS INVESTORS    MFS TOTAL         ALLOCATION        FIXED INCOME   MARKETS DEBT
                              SERIES      TRUST SERIES   RETURN SERIES        PORTFOLIO        PORTFOLIO (1)    PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  ---------------------  -------------  -------------
ASSETS
  Investments
    Number of Shares
      Class I............      --             --             --               --                    --            --
      Class II...........      --             --             --               --                    --            --
      Class X............      --             --             --               --                    --            --
      Class Y............      --             --             --               --                    --            --
      Other..............      107,456        37,535         395,921            66,559            1,469,658       69,365
                            ==========      ========      ==========          ========          ===========     ========
    Cost
      Class I............      --             --             --               --                    --            --
      Class II...........      --             --             --               --                    --            --
      Class X............      --             --             --               --                    --            --
      Class Y............      --             --             --               --                    --            --
      Other..............   $1,072,575      $614,954      $7,283,663          $574,521          $16,397,097     $501,923
                            ==========      ========      ==========          ========          ===========     ========
    Market Value
      Class I............      --             --             --               --                    --            --
      Class II...........      --             --             --               --                    --            --
      Class X............      --             --             --               --                    --            --
      Class Y............      --             --             --               --                    --            --
      Other..............   $  760,788      $505,596      $6,786,087          $409,341          $16,342,593     $490,412
  Due from Hartford Life
   Insurance Company.....      --             --                 568             2,055               14,205       13,239
  Receivable from fund
   shares sold...........        3,834            22         --               --                    --            --
  Other assets...........            2        --                   7          --                          2       --
                            ----------      --------      ----------          --------          -----------     --------
  Total Assets...........      764,624       505,618       6,786,662           411,396           16,356,800      503,651
                            ----------      --------      ----------          --------          -----------     --------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....        3,834            22         --               --                    --            --
  Payable for fund shares
   purchased.............      --             --                 568             2,059               14,175       13,239
  Other liabilities......      --             --             --               --                    --                20
                            ----------      --------      ----------          --------          -----------     --------
  Total Liabilities......        3,834            22             568             2,059               14,175       13,259
                            ----------      --------      ----------          --------          -----------     --------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $  760,790      $505,596      $6,786,094          $409,337          $16,342,625     $490,392
                            ==========      ========      ==========          ========          ===========     ========

(1) Formerly Universal Fixed Income Portfolio Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                  UNIVERSAL           UNIVERSAL
                                INSTITUTIONAL       INSTITUTIONAL       UNIVERSAL
                            FUNDS, INC. EMERGING     FUNDS, INC.      INSTITUTIONAL
                               MARKETS EQUITY        TECHNOLOGY     FUNDS, INC. HIGH
                                  PORTFOLIO           PORTFOLIO      YIELD PORTFOLIO
                                 SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------------  -------------  -------------------
ASSETS
  Investments
    Number of Shares
      Class I............        --                     --               --
      Class II...........        --                     --               --
      Class X............        --                     --               --
      Class Y............        --                     --               --
      Other..............           50,363               41,429           194,505
                                  ========             ========        ==========
    Cost
      Class I............        --                     --               --
      Class II...........        --                     --               --
      Class X............        --                     --               --
      Class Y............        --                     --               --
      Other..............         $546,787             $205,620        $1,798,895
                                  ========             ========        ==========
    Market Value
      Class I............        --                     --               --
      Class II...........        --                     --               --
      Class X............        --                     --               --
      Class Y............        --                     --               --
      Other..............         $304,190             $102,329        $1,097,005
  Due from Hartford Life
   Insurance Company.....        --                     --               --
  Receivable from fund
   shares sold...........        --                     --                    132
  Other assets...........        --                           6                 4
                                  --------             --------        ----------
  Total Assets...........          304,190              102,335         1,097,141
                                  --------             --------        ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....               75                    4               132
  Payable for fund shares
   purchased.............        --                     --               --
  Other liabilities......               13              --               --
                                  --------             --------        ----------
  Total Liabilities......               88                    4               132
                                  --------             --------        ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........         $304,102             $102,331        $1,097,009
                                  ========             ========        ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                    MORGAN STANLEY                        MORGAN STANLEY
                                 UNIVERSAL         SELECT DIMENSIONS   MORGAN STANLEY    SELECT DIMENSIONS   MORGAN STANLEY
                               INSTITUTIONAL           AMERICAN       SELECT DIMENSIONS       CAPITAL       SELECT DIMENSIONS
                            FUNDS, INC. MID-CAP      OPPORTUNITIES     BALANCED GROWTH     OPPORTUNITIES    DEVELOPING GROWTH
                              VALUE PORTFOLIO          PORTFOLIO          PORTFOLIO        PORTFOLIO (2)        PORTFOLIO
                                SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------------  -----------------  -----------------  -----------------  -----------------
ASSETS
  Investments
    Number of Shares
      Class I............         --                     --                 --                --                 --
      Class II...........         --                     --                 --                --                 --
      Class X............         --                    2,151,391            985,562           457,127            366,289
      Class Y............         --                      231,990            122,042           163,752             21,704
      Other..............           279,372              --                 --                --                 --
                                 ==========           ===========        ===========        ==========         ==========
    Cost
      Class I............         --                     --                 --                --                 --
      Class II...........         --                     --                 --                --                 --
      Class X............         --                  $41,312,344        $14,408,224        $5,872,390         $6,887,787
      Class Y............         --                    5,404,666          1,783,921         2,552,923            527,132
      Other..............        $4,012,277              --                 --                --                 --
                                 ==========           ===========        ===========        ==========         ==========
    Market Value
      Class I............         --                     --                 --                --                 --
      Class II...........         --                     --                 --                --                 --
      Class X............         --                  $25,128,252        $12,398,371        $2,514,201         $4,237,965
      Class Y............         --                    2,698,047          1,532,852           894,084            249,376
      Other..............        $2,927,814              --                 --                --                 --
  Due from Hartford Life
   Insurance Company.....         --                     --                 --                --                      591
  Receivable from fund
   shares sold...........             1,666                20,140              6,410            18,772           --
  Other assets...........         --                     --                 --                --                 --
                                 ----------           -----------        -----------        ----------         ----------
  Total Assets...........         2,929,480            27,846,439         13,937,633         3,427,057          4,487,932
                                 ----------           -----------        -----------        ----------         ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....             1,667                18,256              6,738            18,690           --
  Payable for fund shares
   purchased.............         --                     --                 --                --                      322
  Other liabilities......         --                        1,421                 61               800                366
                                 ----------           -----------        -----------        ----------         ----------
  Total Liabilities......             1,667                19,677              6,799            19,490                688
                                 ----------           -----------        -----------        ----------         ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........        $2,927,813           $27,826,762        $13,930,834        $3,407,567         $4,487,244
                                 ==========           ===========        ===========        ==========         ==========


                            MORGAN STANLEY
                           SELECT DIMENSIONS
                              DIVERSIFIED
                           INCOME PORTFOLIO
                              SUB-ACCOUNT
                           -----------------
ASSETS
  Investments
    Number of Shares
      Class I............       --
      Class II...........       --
      Class X............        624,446
      Class Y............         65,398
      Other..............       --
                              ==========
    Cost
      Class I............       --
      Class II...........       --
      Class X............     $6,347,896
      Class Y............        475,059
      Other..............       --
                              ==========
    Market Value
      Class I............       --
      Class II...........       --
      Class X............     $4,514,741
      Class Y............        472,173
      Other..............       --
  Due from Hartford Life
   Insurance Company.....          3,491
  Receivable from fund
   shares sold...........       --
  Other assets...........       --
                              ----------
  Total Assets...........      4,990,405
                              ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --
  Payable for fund shares
   purchased.............          3,096
  Other liabilities......             36
                              ----------
  Total Liabilities......          3,132
                              ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........     $4,987,273
                              ==========

(2)  Formerly Mid-Cap Equity Portfolio Sub-Account. Change effective May 1,
     2002.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                            MORGAN STANLEY     MORGAN STANLEY
                           SELECT DIMENSIONS  SELECT DIMENSIONS   MORGAN STANLEY
                            DIVIDEND GROWTH     GLOBAL EQUITY    SELECT DIMENSIONS
                               PORTFOLIO          PORTFOLIO      GROWTH PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -----------------  -----------------
ASSETS
  Investments
    Number of Shares
      Class I............        --                --                 --
      Class II...........        --                --                 --
      Class X............       3,109,779           801,681            338,272
      Class Y............         164,775            16,252             30,471
      Other..............        --                --                 --
                              ===========        ==========         ==========
    Cost
      Class I............        --                --                 --
      Class II...........        --                --                 --
      Class X............     $53,992,849        $9,708,005         $5,101,104
      Class Y............       2,498,056           254,572            677,210
      Other..............        --                --                 --
                              ===========        ==========         ==========
    Market Value
      Class I............        --                --                 --
      Class II...........        --                --                 --
      Class X............     $36,788,689        $8,465,754         $3,778,495
      Class Y............       1,945,987           170,810            338,228
      Other..............        --                --                 --
  Due from Hartford Life
   Insurance Company.....         175,233          --                 --
  Receivable from fund
   shares sold...........           7,639             5,007                351
  Other assets...........        --                --                 --
                              -----------        ----------         ----------
  Total Assets...........      38,917,548         8,641,571          4,117,074
                              -----------        ----------         ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....        --                   4,410                 28
  Payable for fund shares
   purchased.............        --                --                 --
  Other liabilities......          33,985               284                936
                              -----------        ----------         ----------
  Total Liabilities......          33,985             4,694                964
                              -----------        ----------         ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........     $38,883,563        $8,636,877         $4,116,110
                              ===========        ==========         ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                            MORGAN STANLEY     MORGAN STANLEY     MORGAN STANLEY    VAN KAMPEN LIFE   VAN KAMPEN LIFE
                           SELECT DIMENSIONS  SELECT DIMENSIONS  SELECT DIMENSIONS  INVESTMENT TRUST  INVESTMENT TRUST
                             MONEY MARKET         UTILITIES         VALUE-ADDED        ENTERPRISE        GROWTH AND
                               PORTFOLIO          PORTFOLIO      MARKET PORTFOLIO      PORTFOLIO      INCOME PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  -----------------  -----------------  ----------------  ----------------
ASSETS
  Investments
    Number of Shares
      Class I............        --                --                  --                  93,102            99,129
      Class II...........        --                --                  --                  83,494            31,385
      Class X............      15,370,023           424,447           1,178,140          --                --
      Class Y............       4,184,274            67,162             178,048          --                --
      Other..............        --                --                  --                --                --
                              ===========        ==========         ===========        ==========        ==========
    Cost
      Class I............        --                --                  --              $2,120,466        $1,523,027
      Class II...........        --                --                  --               1,403,458           446,786
      Class X............     $15,370,106        $6,793,617         $17,410,374          --                --
      Class Y............       4,184,274         1,547,233           3,204,033          --                --
      Other..............        --                --                  --                --                --
                              ===========        ==========         ===========        ==========        ==========
    Market Value
      Class I............        --                --                  --              $  975,709        $1,335,265
      Class II...........        --                --                  --                 874,179           422,130
      Class X............     $15,370,022        $5,585,717         $18,708,860          --                --
      Class Y............       4,184,274           883,176           2,811,382          --                --
      Other..............        --                --                  --                --                --
  Due from Hartford Life
   Insurance Company.....         173,563            11,044               6,490          --                   2,054
  Receivable from fund
   shares sold...........           8,808             3,009               4,969          --                --
  Other assets...........          23,322          --                  --                      13                11
                              -----------        ----------         -----------        ----------        ----------
  Total Assets...........      19,759,989         6,482,946          21,531,701         1,849,901         1,759,460
                              -----------        ----------         -----------        ----------        ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....        --                --                  --                     115          --
  Payable for fund shares
   purchased.............        --                --                  --                --                   2,050
  Other liabilities......        --                   3,631                 172          --                --
                              -----------        ----------         -----------        ----------        ----------
  Total Liabilities......        --                   3,631                 172               115             2,050
                              -----------        ----------         -----------        ----------        ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........     $19,759,989        $6,479,315         $21,531,529        $1,849,786        $1,757,410
                              ===========        ==========         ===========        ==========        ==========

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                UNITS
                                   FEES        OWNED BY       UNIT       CONTRACT
                                 (NOTE 3)    PARTICIPANTS    PRICE*     LIABILITY
                                -----------  ------------  ----------  ------------
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
American Funds Global Growth
 Fund -- Class 2..............       1.40%        26,605   $ 7.963333  $    211,866
American Funds Global Growth
 Fund -- Class 2..............       1.50%       132,866     5.644756       749,999
American Funds Global Growth
 Fund -- Class 2..............       1.85%        25,142     5.602521       140,857
American Funds Growth Fund --
 Class 2......................       1.40%       198,250     7.753191     1,537,069
American Funds Growth Fund --
 Class 2......................       1.50%       839,360     5.387524     4,522,071
American Funds Growth Fund --
 Class 2......................       1.85%       179,378     5.347177       959,165
American Funds Growth-Income
 Fund -- Class 2..............       1.40%       224,186     8.314302     1,863,952
American Funds Growth-Income
 Fund -- Class 2..............       1.50%       624,254     8.486856     5,297,955
American Funds Growth-Income
 Fund -- Class 2..............       1.85%       112,424     8.423390       946,990
American Funds International
 Fund -- Class 2..............       1.40%         4,359     7.475572        32,586
American Funds International
 Fund -- Class 2..............       1.50%       245,074     5.186543     1,271,087
American Funds International
 Fund -- Class 2..............       1.85%        26,643     5.147737       137,153
American Funds Small
 Capitalization Fund --
 Class 2......................       1.40%         4,103     7.782819        31,936
American Funds Small
 Capitalization Fund --
 Class 2......................       1.50%        40,197     5.646848       226,984
American Funds Small
 Capitalization Fund --
 Class 2......................       1.85%         7,366     5.604562        41,286
Franklin Small Cap Fund --
 Class 2......................       1.40%        37,515     8.228175       308,679
Franklin Small Cap Fund --
 Class 2......................       1.50%       185,074     4.719488       873,456
Franklin Small Cap Fund --
 Class 2......................       1.85%        64,424     4.684158       301,774
Franklin Strategic Income
 Fund -- Class 1..............       1.40%        57,625    11.263607       649,068
Franklin Strategic Income
 Fund -- Class 1..............       1.50%        83,757    10.817854       906,068
Franklin Strategic Income
 Fund -- Class 1..............       1.85%         9,474    10.737060       101,722
Franklin Mutual Shares
 Securities Fund --
 Class 2......................       1.40%       216,952    10.041893     2,178,610
Franklin Mutual Shares
 Securities Fund --
 Class 2......................       1.50%       293,894     9.947454     2,923,500
Franklin Mutual Shares
 Securities Fund --
 Class 2......................       1.85%        45,010     9.873096       444,389
Templeton Developing
 Securities Fund --
 Class 1......................       1.40%         2,094     6.913177        14,478
Templeton Developing
 Securities Fund --
 Class 1......................       1.50%         5,232     7.329353        38,348
Templeton Developing
 Securities Fund --
 Class 1......................       1.85%         3,241     7.274506        23,573
Templeton Growth Securities
 Fund -- Class 2..............       1.40%        24,764     8.311222       205,822
Templeton Growth Securities
 Fund -- Class 2..............       1.50%        63,714     7.970553       507,833
Templeton Growth Securities
 Fund -- Class 2..............       1.85%        19,976     7.910934       158,025
MFS Capital Opportunities
 Series -- Class INIT.........       1.40%         3,183     6.072506        19,330
MFS Capital Opportunities
 Series -- Class INIT.........       1.50%        92,204     4.546777       419,229
MFS Capital Opportunities
 Series -- Class INIT.........       1.85%        16,381     4.512723        73,924
MFS Emerging Growth Series --
 Class INIT...................       1.40%         1,909     5.237359        10,000
MFS Emerging Growth Series --
 Class INIT...................       1.50%        94,202     3.496787       329,404
MFS Emerging Growth Series --
 Class INIT...................       1.85%         9,438     3.470593        32,757
MFS Investors Growth Stock
 Series -- Class INIT.........       1.40%        61,599     5.943046       366,084
MFS Investors Growth Stock
 Series -- Class INIT.........       1.50%        71,524     4.764433       340,773
MFS Investors Growth Stock
 Series -- Class INIT.........       1.85%        11,405     4.728771        53,933
MFS Investors Trust Series --
 Class INIT...................       1.40%         7,546     6.336303        47,812
MFS Investors Trust Series --
 Class INIT...................       1.50%        42,168     6.358721       268,135
MFS Investors Trust Series --
 Class INIT...................       1.85%        30,050     6.311147       189,649
MFS Total Return Series --
 Class INIT...................       1.40%       166,620    10.258859     1,709,333
MFS Total Return Series --
 Class INIT...................       1.50%       447,054    10.283525     4,597,289
MFS Total Return Series --
 Class INIT...................       1.85%        46,976    10.206689       479,472

  *  Rounded unit prices.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                                UNITS
                                   FEES        OWNED BY       UNIT       CONTRACT
                                 (NOTE 3)    PARTICIPANTS    PRICE*     LIABILITY
                                -----------  ------------  ----------  ------------
Universal Institutional
 Funds, Inc. Active
 International Allocation
 Portfolio -- Class A.........       1.40%        16,212   $ 6.376997  $    103,384
Universal Institutional
 Funds, Inc. Active
 International Allocation
 Portfolio -- Class A.........       1.50%        49,137     5.956975       292,706
Universal Institutional
 Funds, Inc. Active
 International Allocation
 Portfolio -- Class A.........       1.55%           100     6.345693           634
Universal Institutional
 Funds, Inc. Active
 International Allocation
 Portfolio -- Class A.........       1.85%         2,002     6.300648        12,613
Universal Institutional
 Funds, Inc. Core Plus Fixed
 Income Portfolio --
 Class A......................       1.40%       757,943    12.579042     9,534,199
Universal Institutional
 Funds, Inc. Core Plus Fixed
 Income Portfolio --
 Class A......................       1.50%       517,120    12.073061     6,243,218
Universal Institutional
 Funds, Inc. Core Plus Fixed
 Income Portfolio --
 Class A......................       1.55%           100    12.516641         1,252
Universal Institutional
 Funds, Inc. Core Plus Fixed
 Income Portfolio --
 Class A......................       1.65%         6,999    12.475228        87,317
Universal Institutional
 Funds, Inc. Core Plus Fixed
 Income Portfolio --
 Class A......................       1.85%        38,354    12.427436       476,639
Universal Institutional
 Funds, Inc. Emerging Markets
 Debt Portfolio -- Class A....       1.40%        30,899    11.065073       341,897
Universal Institutional
 Funds, Inc. Emerging Markets
 Debt Portfolio -- Class A....       1.50%        10,098    11.772382       118,872
Universal Institutional
 Funds, Inc. Emerging Markets
 Debt Portfolio -- Class A....       1.55%         1,304    11.004446        14,352
Universal Institutional
 Funds, Inc. Emerging Markets
 Debt Portfolio -- Class A....       1.85%         1,126    13.561441        15,271
Universal Institutional
 Funds, Inc. Emerging Markets
 Equity Portfolio.............       1.40%        26,730     7.163268       191,474
Universal Institutional
 Funds, Inc. Emerging Markets
 Equity Portfolio.............       1.50%        14,104     5.499327        77,562
Universal Institutional
 Funds, Inc. Emerging Markets
 Equity Portfolio.............       1.55%           100     7.127710           713
Universal Institutional
 Funds, Inc. Emerging Markets
 Equity Portfolio.............       1.65%           387     7.104112         2,746
Universal Institutional
 Funds, Inc. Emerging Markets
 Equity Portfolio.............       1.85%         4,466     7.076842        31,607
Universal Institutional
 Funds, Inc. Funds, Inc.
 Technology Portfolio.........       1.40%         8,348     1.724465        14,395
Universal Institutional
 Funds, Inc. Funds, Inc.
 Technology Portfolio.........       1.50%        51,078     1.721579        87,936
Universal Institutional
 Funds, Inc. High Yield
 Portfolio....................       1.40%        90,568     8.015207       725,919
Universal Institutional
 Funds, Inc. High Yield
 Portfolio....................       1.50%        39,032     7.734315       301,883
Universal Institutional
 Funds, Inc. High Yield
 Portfolio....................       1.55%           951     7.971306         7,582
Universal Institutional
 Funds, Inc. High Yield
 Portfolio....................       1.65%         6,568     7.938326        52,141
Universal Institutional
 Funds, Inc. High Yield
 Portfolio....................       1.85%         1,199     7.907875         9,484
Universal Institutional
 Funds, Inc. Mid-Cap Value
 Portfolio -- Class A.........       1.40%       196,114     8.866874     1,738,922
Universal Institutional
 Funds, Inc. Mid-Cap Value
 Portfolio -- Class A.........       1.50%       151,081     6.951852     1,050,296

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                UNITS
                                   FEES        OWNED BY       UNIT       CONTRACT
                                 (NOTE 3)    PARTICIPANTS    PRICE*     LIABILITY
                                -----------  ------------  ----------  ------------
Universal Institutional
 Funds, Inc. Mid-Cap Value
 Portfolio -- Class A.........       1.55%           935   $ 8.818347  $      8,248
Universal Institutional
 Funds, Inc. Mid-Cap Value
 Portfolio -- Class A.........       1.65%         4,304     9.724970        41,855
Universal Institutional
 Funds, Inc. Mid-Cap Value
 Portfolio -- Class A.........       1.85%         9,135     9.687644        88,492
Morgan Stanley Select
 Dimensions American
 Opportunities Portfolio --
 Class X......................       1.40%     1,235,298    20.043458    24,759,639
Morgan Stanley Select
 Dimensions American
 Opportunities Portfolio --
 Class X......................       1.65%        42,134     8.606947       362,646
Morgan Stanley Select
 Dimensions American
 Opportunities Portfolio --
 Class Y......................       1.50%       482,024     5.069185     2,443,469
Morgan Stanley Select
 Dimensions American
 Opportunities Portfolio --
 Class Y......................       1.85%        50,598     5.031262       254,571
Morgan Stanley Select
 Dimensions Balanced Growth
 Portfolio -- Class X.........       1.30%        29,205     0.859773        25,109
Morgan Stanley Select
 Dimensions Balanced Growth
 Portfolio -- Class X.........       1.40%       734,012    16.655671    12,225,467
Morgan Stanley Select
 Dimensions Balanced Growth
 Portfolio -- Class X.........       1.55%           512    16.564353         8,489
Morgan Stanley Select
 Dimensions Balanced Growth
 Portfolio -- Class X.........       1.65%        13,938     9.971827       138,985
Morgan Stanley Select
 Dimensions Balanced Growth
 Portfolio -- Class Y.........       1.50%       148,033     9.496750     1,405,831
Morgan Stanley Select
 Dimensions Balanced Growth
 Portfolio -- Class Y.........       1.85%        13,469     9.425776       126,953
Morgan Stanley Select
 Dimensions Capital
 Opportunities Portfolio --
 Class X......................       1.40%       423,030     5.600855     2,369,328
Morgan Stanley Select
 Dimensions Capital
 Opportunities Portfolio --
 Class X......................       1.55%           747     5.570051         4,159
Morgan Stanley Select
 Dimensions Capital
 Opportunities Portfolio --
 Class X......................       1.65%        28,677     4.883269       140,036
Morgan Stanley Select
 Dimensions Capital
 Opportunities Portfolio --
 Class Y......................       1.50%       390,686     2.163209       845,135
Morgan Stanley Select
 Dimensions Capital
 Opportunities Portfolio --
 Class Y......................       1.85%        22,780     2.146989        48,909
Morgan Stanley Select
 Dimensions Developing Growth
 Portfolio -- Class X.........       1.30%         3,555     0.742048         2,638
Morgan Stanley Select
 Dimensions Developing Growth
 Portfolio -- Class X.........       1.40%       262,272    15.610547     4,094,209
Morgan Stanley Select
 Dimensions Developing Growth
 Portfolio -- Class X.........       1.55%           454    15.524846         7,050
Morgan Stanley Select
 Dimensions Developing Growth
 Portfolio -- Class X.........       1.65%        15,538     8.264708       128,421
Morgan Stanley Select
 Dimensions Developing Growth
 Portfolio -- Class Y.........       1.50%        54,430     4.487672       244,264

  *  Rounded unit prices.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                UNITS
                                   FEES        OWNED BY       UNIT       CONTRACT
                                 (NOTE 3)    PARTICIPANTS    PRICE*     LIABILITY
                                -----------  ------------  ----------  ------------
Morgan Stanley Select
 Dimensions Developing Growth
 Portfolio -- Class Y.........       1.85%         1,146   $ 4.454069  $      5,107
Morgan Stanley Select
 Dimensions Diversified Income
 Portfolio -- Class X.........       1.40%       385,784    11.593850     4,472,726
Morgan Stanley Select
 Dimensions Diversified Income
 Portfolio -- Class X.........       1.55%           799    11.530261         9,216
Morgan Stanley Select
 Dimensions Diversified Income
 Portfolio -- Class X.........       1.65%         3,641     9.106974        33,162
Morgan Stanley Select
 Dimensions Diversified Income
 Portfolio -- Class Y.........       1.50%        44,252     9.539414       422,136
Morgan Stanley Select
 Dimensions Diversified Income
 Portfolio -- Class Y.........       1.85%         5,284     9.468153        50,033
Morgan Stanley Select
 Dimensions Dividend Growth
 Portfolio -- Class X.........       1.30%        34,252     0.772873        26,472
Morgan Stanley Select
 Dimensions Dividend Growth
 Portfolio -- Class X.........       1.40%     1,900,807    19.310991    36,706,465
Morgan Stanley Select
 Dimensions Dividend Growth
 Portfolio -- Class X.........       1.65%        22,832     8.365957       191,010
Morgan Stanley Select
 Dimensions Dividend Growth
 Portfolio -- Class Y.........       1.50%       221,342     8.409711     1,861,420
Morgan Stanley Select
 Dimensions Dividend Growth
 Portfolio -- Class Y.........       1.85%        10,134     8.346833        84,584
Morgan Stanley Select
 Dimensions Global Equity
 Portfolio -- Class X.........       1.30%        56,041     0.792836        44,431
Morgan Stanley Select
 Dimensions Global Equity
 Portfolio -- Class X.........       1.40%       679,193    12.174176     8,268,618
Morgan Stanley Select
 Dimensions Global Equity
 Portfolio -- Class X.........       1.55%           618    12.107449         7,484
Morgan Stanley Select
 Dimensions Global Equity
 Portfolio -- Class X.........       1.65%        16,320     8.462805       138,112
Morgan Stanley Select
 Dimensions Global Equity
 Portfolio -- Class Y.........       1.50%        28,072     6.005030       168,573
Morgan Stanley Select
 Dimensions Global Equity
 Portfolio -- Class Y.........       1.85%           374     5.960107         2,227
Morgan Stanley Select
 Dimensions Growth
 Portfolio -- Class X.........       1.40%       283,805    13.164783     3,736,236
Morgan Stanley Select
 Dimensions Growth
 Portfolio -- Class X.........       1.55%           492    13.092575         6,439
Morgan Stanley Select
 Dimensions Growth
 Portfolio -- Class X.........       1.65%         4,619     7.618954        35,188
Morgan Stanley Select
 Dimensions Growth
 Portfolio -- Class Y.........       1.50%        71,025     4.762325       338,247
Morgan Stanley Select
 Dimensions Money Market
 Portfolio -- Class X.........       1.40%     1,193,908    12.963377    15,477,078
Morgan Stanley Select
 Dimensions Money Market
 Portfolio -- Class X.........       1.55%         2,385    12.892511        30,752
Morgan Stanley Select
 Dimensions Money Market
 Portfolio -- Class X.........       1.65%         4,511    11.084832        50,006
Morgan Stanley Select
 Dimensions Money Market
 Portfolio -- Class Y.........       1.50%       391,607    10.359410     4,056,821
Morgan Stanley Select
 Dimensions Money Market
 Portfolio -- Class Y.........       1.85%        12,395    10.282043       127,446

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                UNITS
                                   FEES        OWNED BY       UNIT       CONTRACT
                                 (NOTE 3)    PARTICIPANTS    PRICE*     LIABILITY
                                -----------  ------------  ----------  ------------
Morgan Stanley Select
 Dimensions Utilities
 Portfolio -- Class X.........       1.40%       345,128   $16.122923  $  5,564,473
Morgan Stanley Select
 Dimensions Utilities
 Portfolio -- Class X.........       1.55%           444    16.034561         7,121
Morgan Stanley Select
 Dimensions Utilities
 Portfolio -- Class X.........       1.65%         2,786     8.817234        24,566
Morgan Stanley Select
 Dimensions Utilities
 Portfolio -- Class Y.........       1.50%       163,137     5.276015       860,715
Morgan Stanley Select
 Dimensions Utilities
 Portfolio -- Class Y.........       1.85%         4,285     5.236564        22,440
Morgan Stanley Select
 Dimensions Value-Added Market
 Portfolio -- Class X.........       1.30%        34,727     0.792734        27,530
Morgan Stanley Select
 Dimensions Value-Added Market
 Portfolio -- Class X.........       1.40%       959,062    19.437317    18,641,589
Morgan Stanley Select
 Dimensions Value-Added Market
 Portfolio -- Class X.........       1.65%         4,890    10.436204        51,034
Morgan Stanley Select
 Dimensions Value-Added Market
 Portfolio -- Class Y.........       1.50%       231,045     8.749785     2,021,593
Morgan Stanley Select
 Dimensions Value-Added Market
 Portfolio -- Class Y.........       1.85%        90,943     8.684354       789,783
Van Kampen Life Investment
 Trust Enterprise
 Portfolio -- Class I.........       1.40%       156,833     6.084980       954,327
Van Kampen Life Investment
 Trust Enterprise
 Portfolio -- Class I.........       1.55%           886     6.051612         5,364
Van Kampen Life Investment
 Trust Enterprise
 Portfolio -- Class I.........       1.65%         2,532     6.312993        15,983
Van Kampen Life Investment
 Trust Enterprise
 Portfolio -- Class II........       1.50%       130,564     4.294108       560,653
Van Kampen Life Investment
 Trust Enterprise
 Portfolio -- Class II........       1.85%        73,548     4.261970       313,459
Van Kampen Life Investment
 Trust Growth and Income
 Portfolio -- Class I.........       1.40%       143,810     9.189084     1,321,480
Van Kampen Life Investment
 Trust Growth and Income
 Portfolio -- Class I.........       1.55%           847     9.138692         7,737
Van Kampen Life Investment
 Trust Growth and Income
 Portfolio -- Class I.........       1.65%           641     9.438309         6,051
Van Kampen Life Investment
 Trust Growth and Income
 Portfolio -- Class II........       1.50%        29,691     9.795893       290,849
Van Kampen Life Investment
 Trust Growth and Income
 Portfolio -- Class II........       1.85%        13,504     9.722675       131,293
                                                                       ------------
    SUBTOTAL..................                                          215,820,371
                                                                       ------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
Morgan Stanley Select
 Dimensions American
 Opportunities Portfolio --
 Class X......................       1.40%           321   $20.043458  $      6,437
Morgan Stanley Select
 Dimensions Developing Growth
 Portfolio -- Class X.........       1.40%           356    15.610547         5,555
Morgan Stanley Select
 Dimensions Dividend Growth
 Portfolio -- Class X.........       1.40%           705    19.310991        13,612
Morgan Stanley Select
 Dimensions Global Equity
 Portfolio -- Class X.........       1.40%           610    12.174176         7,432
Morgan Stanley Select
 Dimensions Money Market
 Portfolio -- Class X.........       1.40%         1,380    12.963377        17,886
                                                                       ------------
    SUBTOTAL..................                                         $     50,922
                                                                       ------------
GRAND TOTAL...................                                         $215,871,293
                                                                       ============

  *  Rounded unit prices.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                 [This page has been left blank intentionally.]

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............    $   8,418      $     2,286     $    83,146
                             ---------      -----------     -----------
EXPENSES:
  Mortality and expense
   undertakings..........      (13,059)         (85,850)        (86,759)
                             ---------      -----------     -----------
    Net investment income
     (loss)..............       (4,641)         (83,564)         (3,613)
                             ---------      -----------     -----------
CAPITAL GAINS INCOME
 (LOSS)..................      --               --              --
                             ---------      -----------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (441)        (390,065)       (189,120)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (155,461)      (1,691,262)     (1,383,306)
                             ---------      -----------     -----------
    Net gain (loss) on
     investments.........     (155,902)      (2,081,327)     (1,572,426)
                             ---------      -----------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(160,543)     $(2,164,891)    $(1,576,039)
                             =========      ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                           AMERICAN FUNDS                                                        TEMPLETON
                           AMERICAN FUNDS   GLOBAL SMALL                       FRANKLIN         FRANKLIN        DEVELOPING
                           INTERNATIONAL   CAPITALIZATION  FRANKLIN SMALL  STRATEGIC INCOME   MUTUAL SHARES       MARKETS
                                FUND            FUND          CAP FUND     SECURITIES FUND   SECURITIES FUND  SECURITIES FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  --------------  --------------  ----------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $  19,611        $  1,523       $   2,762         $    377        $    63,897        $ 1,240
                             ---------        --------       ---------         --------        -----------        -------
EXPENSES:
  Mortality and expense
   undertakings..........      (18,200)         (3,140)        (15,435)         (13,622)           (69,038)          (558)
                             ---------        --------       ---------         --------        -----------        -------
    Net investment income
     (loss)..............        1,411          (1,617)        (12,673)         (13,245)            (5,141)           682
                             ---------        --------       ---------         --------        -----------        -------
CAPITAL GAINS INCOME
 (LOSS)..................      --              --              --               --                 158,430        --
                             ---------        --------       ---------         --------        -----------        -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (2,402)            209            (258)           2,030           (558,389)        (4,101)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (239,516)        (49,125)       (375,280)          88,364           (653,146)        (3,886)
                             ---------        --------       ---------         --------        -----------        -------
    Net gain (loss) on
     investments.........     (241,918)        (48,916)       (375,538)          90,394         (1,211,535)        (7,987)
                             ---------        --------       ---------         --------        -----------        -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(240,507)       $(50,533)      $(388,211)        $ 77,149        $(1,058,246)       $(7,305)
                             =========        ========       =========         ========        ===========        =======

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002


                                              MFS CAPITAL
                           TEMPLETON GROWTH  OPPORTUNITIES  MFS EMERGING
                           SECURITIES FUND      SERIES      GROWTH SERIES
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............     $  10,366        $     312      $ --
                              ---------        ---------      ---------
EXPENSES:
  Mortality and expense
   undertakings..........        (7,095)          (8,432)        (6,474)
                              ---------        ---------      ---------
    Net investment income
     (loss)..............         3,271           (8,120)        (6,474)
                              ---------        ---------      ---------
CAPITAL GAINS INCOME
 (LOSS)..................        10,192          --             --
                              ---------        ---------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (2,257)         (39,762)       (60,626)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (123,747)        (181,976)      (169,448)
                              ---------        ---------      ---------
    Net gain (loss) on
     investments.........      (126,004)        (221,738)      (230,074)
                              ---------        ---------      ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(112,541)       $(229,858)     $(236,548)
                              =========        =========      =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                                              UNIVERSAL          UNIVERSAL      UNIVERSAL
                                                                            INSTITUTIONAL      INSTITUTIONAL  INSTITUTIONAL
                                                                         FUNDS, INC. ACTIVE     FUNDS, INC.    FUNDS, INC.
                           MFS INVESTORS                                    INTERNATIONAL        CORE PLUS      EMERGING
                           GROWTH STOCK   MFS INVESTORS    MFS TOTAL         ALLOCATION        FIXED INCOME   MARKETS DEBT
                              SERIES      TRUST SERIES   RETURN SERIES        PORTFOLIO        PORTFOLIO (1)    PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  ---------------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............    $ --           $  1,718       $ 120,000          $  8,563           $ 573,578       $32,114
                             ---------      --------       ---------          --------           ---------       -------
EXPENSES:
  Mortality and expense
   undertakings..........      (11,088)       (4,716)        (85,406)           (6,090)           (132,281)       (5,825)
                             ---------      --------       ---------          --------           ---------       -------
    Net investment income
     (loss)..............      (11,088)       (2,998)         34,594             2,473             441,297        26,289
                             ---------      --------       ---------          --------           ---------       -------
CAPITAL GAINS INCOME
 (LOSS)..................      --             --              95,140          --                   117,237        --
                             ---------      --------       ---------          --------           ---------       -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (12,554)       (4,100)       (191,950)          (10,278)              5,056        (7,983)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (267,459)      (78,039)       (521,224)          (86,849)             59,727         9,066
                             ---------      --------       ---------          --------           ---------       -------
    Net gain (loss) on
     investments.........     (280,013)      (82,139)       (713,174)          (97,127)             64,783         1,083
                             ---------      --------       ---------          --------           ---------       -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(291,101)     $(85,137)      $(583,440)         $(94,654)          $ 623,317       $27,372
                             =========      ========       =========          ========           =========       =======

(1) Formerly Universal Fixed Income Portfolio Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                  UNIVERSAL           UNIVERSAL
                                INSTITUTIONAL       INSTITUTIONAL       UNIVERSAL
                            FUNDS, INC. EMERGING     FUNDS, INC.      INSTITUTIONAL
                               MARKETS EQUITY        TECHNOLOGY     FUNDS, INC. HIGH
                                  PORTFOLIO           PORTFOLIO      YIELD PORTFOLIO
                                 SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------------  -------------  -------------------
INVESTMENT INCOME:
  Dividends..............        -$-                   $--              $ 107,545
                                  --------             --------         ---------
EXPENSES:
  Mortality and expense
   undertakings..........           (4,134)              (1,690)          (15,808)
                                  --------             --------         ---------
    Net investment income
     (loss)..............           (4,134)              (1,690)           91,737
                                  --------             --------         ---------
CAPITAL GAINS INCOME
 (LOSS)..................        --                     --               --
                                  --------             --------         ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           (8,783)              (6,944)          (55,382)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (26,269)             (83,132)         (161,871)
                                  --------             --------         ---------
    Net gain (loss) on
     investments.........          (35,052)             (90,076)         (217,253)
                                  --------             --------         ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....         $(39,186)            $(91,766)        $(125,516)
                                  ========             ========         =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                    MORGAN STANLEY                        MORGAN STANLEY
                                 UNIVERSAL         SELECT DIMENSIONS   MORGAN STANLEY    SELECT DIMENSIONS   MORGAN STANLEY
                               INSTITUTIONAL           AMERICAN       SELECT DIMENSIONS       CAPITAL       SELECT DIMENSIONS
                            FUNDS, INC. MID-CAP      OPPORTUNITIES     BALANCED GROWTH     OPPORTUNITIES    DEVELOPING GROWTH
                              VALUE PORTFOLIO          PORTFOLIO          PORTFOLIO        PORTFOLIO (2)        PORTFOLIO
                                SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends..............       $ --                  $   256,044        $   416,744        $  --              $  --
                                -----------           -----------        -----------        -----------        -----------
EXPENSES:
  Mortality and expense
   undertakings..........           (43,342)             (479,478)          (195,696)           (80,568)           (81,083)
                                -----------           -----------        -----------        -----------        -----------
    Net investment income
     (loss)..............           (43,342)             (223,434)           221,048            (80,568)           (81,083)
                                -----------           -----------        -----------        -----------        -----------
CAPITAL GAINS INCOME
 (LOSS)..................         --                     --                 --                 --                 --
                                -----------           -----------        -----------        -----------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (146,040)           (6,974,768)          (106,298)        (6,296,639)        (5,130,178)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (1,013,413)           (2,482,768)        (2,211,332)         2,233,035          2,905,252
                                -----------           -----------        -----------        -----------        -----------
    Net gain (loss) on
     investments.........        (1,159,453)           (9,457,536)        (2,317,630)        (4,063,604)        (2,224,926)
                                -----------           -----------        -----------        -----------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $(1,202,795)          $(9,680,970)       $(2,096,582)       $(4,144,172)       $(2,306,009)
                                ===========           ===========        ===========        ===========        ===========


                            MORGAN STANLEY
                           SELECT DIMENSIONS
                              DIVERSIFIED
                           INCOME PORTFOLIO
                              SUB-ACCOUNT
                           -----------------
INVESTMENT INCOME:
  Dividends..............      $ 245,323
                               ---------
EXPENSES:
  Mortality and expense
   undertakings..........        (62,888)
                               ---------
    Net investment income
     (loss)..............        182,435
                               ---------
CAPITAL GAINS INCOME
 (LOSS)..................       --
                               ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (247,534)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        415,407
                               ---------
    Net gain (loss) on
     investments.........        167,873
                               ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 350,308
                               =========

(2)  Formerly Mid-Cap Equity Portfolio Sub-Account. Change effective May 1,
     2002.

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                            MORGAN STANLEY     MORGAN STANLEY
                           SELECT DIMENSIONS  SELECT DIMENSIONS   MORGAN STANLEY
                            DIVIDEND GROWTH     GLOBAL EQUITY    SELECT DIMENSIONS
                               PORTFOLIO          PORTFOLIO      GROWTH PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends..............    $    980,376        $     9,395        $  --
                             ------------        -----------        -----------
EXPENSES:
  Mortality and expense
   undertakings..........        (668,570)          (142,408)           (87,752)
                             ------------        -----------        -----------
    Net investment income
     (loss)..............         311,806           (133,013)           (87,752)
                             ------------        -----------        -----------
CAPITAL GAINS INCOME
 (LOSS)..................        --                 --                 --
                             ------------        -----------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (3,847,967)          (793,348)        (2,021,728)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (7,467,357)        (1,427,793)          (425,634)
                             ------------        -----------        -----------
    Net gain (loss) on
     investments.........     (11,315,324)        (2,221,141)        (2,447,362)
                             ------------        -----------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(11,003,518)       $(2,354,154)       $(2,535,114)
                             ============        ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                            MORGAN STANLEY     MORGAN STANLEY     MORGAN STANLEY    VAN KAMPEN LIFE     VAN KAMPEN LIFE
                           SELECT DIMENSIONS  SELECT DIMENSIONS  SELECT DIMENSIONS  INVESTMENT TRUST    INVESTMENT TRUST
                             MONEY MARKET         UTILITIES         VALUE-ADDED        ENTERPRISE          GROWTH AND
                           PORTFOLIO (3A,3B)      PORTFOLIO      MARKET PORTFOLIO      PORTFOLIO      INCOME PORTFOLIO (4)
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                           -----------------  -----------------  -----------------  ----------------  --------------------
INVESTMENT INCOME:
  Dividends..............      $ 359,812         $   277,101        $   383,031        $   8,666           $  47,084
                               ---------         -----------        -----------        ---------           ---------
EXPENSES:
  Mortality and expense
   undertakings..........       (335,582)           (112,265)          (373,861)         (28,303)            (23,308)
                               ---------         -----------        -----------        ---------           ---------
    Net investment income
     (loss)..............         24,230             164,836              9,170          (19,637)             23,776
                               ---------         -----------        -----------        ---------           ---------
CAPITAL GAINS INCOME
 (LOSS)..................       --                  --                 --                --                 --
                               ---------         -----------        -----------        ---------           ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (129,271)         (2,538,646)        (2,299,072)        (569,030)            (32,170)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         47,177             (62,437)        (3,727,341)        (222,163)           (284,091)
                               ---------         -----------        -----------        ---------           ---------
    Net gain (loss) on
     investments.........        (82,094)         (2,601,083)        (6,026,413)        (791,193)           (316,261)
                               ---------         -----------        -----------        ---------           ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ (57,864)        $(2,436,247)       $(6,017,243)       $(810,830)          $(292,485)
                               =========         ===========        ===========        =========           =========

(3A) Effective September 26, 2002, Emerging Markets Portfolio Sub-Account merged with Money Market Portfolio Sub-Account.
(3B) Effective September 26, 2002, North American Government Securities Portfolio Sub-Account merged with Money Market Portfolio Sub-Account.
(4) Effective April 30, 2002, Van Kampen Strategic Stock Portfolio Sub-Account merged with Van Kampen LIT Growth and Income Portfolio Sub-Account.

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $   (4,641)    $   (83,564)    $    (3,613)
  Capital gains income...       --              --              --
  Net realized gain
   (loss) on security
   transactions..........          (441)       (390,065)       (189,120)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (155,461)     (1,691,262)     (1,383,306)
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (160,543)     (2,164,891)     (1,576,039)
                             ----------     -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............       233,128       1,527,956       1,523,174
  Net transfers..........        31,560       3,122,041       4,260,542
  Surrenders for benefit
   payments and fees.....       (36,737)       (365,258)       (483,947)
  Net annuity
   transactions..........       --              --              --
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       227,951       4,284,739       5,299,769
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets.........        67,408       2,119,848       3,723,730
NET ASSETS:
  Beginning of year......     1,035,314       4,898,457       4,385,167
                             ----------     -----------     -----------
  End of year............    $1,102,722     $ 7,018,305     $ 8,108,897
                             ==========     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                           AMERICAN FUNDS                                                        TEMPLETON
                           AMERICAN FUNDS   GLOBAL SMALL                       FRANKLIN         FRANKLIN        DEVELOPING
                           INTERNATIONAL   CAPITALIZATION  FRANKLIN SMALL  STRATEGIC INCOME   MUTUAL SHARES       MARKETS
                                FUND            FUND          CAP FUND     SECURITIES FUND   SECURITIES FUND  SECURITIES FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  --------------  --------------  ----------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $    1,411       $ (1,617)      $  (12,673)      $  (13,245)      $    (5,141)       $   682
  Capital gains income...       --             --               --              --                 158,430        --
  Net realized gain
   (loss) on security
   transactions..........        (2,402)           209             (258)           2,030          (558,389)        (4,101)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (239,516)       (49,125)        (375,280)          88,364          (653,146)        (3,886)
                             ----------       --------       ----------       ----------       -----------        -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (240,507)       (50,533)        (388,211)          77,149        (1,058,246)        (7,305)
                             ----------       --------       ----------       ----------       -----------        -------
UNIT TRANSACTIONS:
  Purchases..............       254,646        109,140          386,205          213,792           658,908         27,798
  Net transfers..........       240,815        108,990          502,625          843,838         4,260,203         42,644
  Surrenders for benefit
   payments and fees.....       (47,163)       (23,686)         (31,945)         (58,606)         (478,900)        (1,308)
  Net annuity
   transactions..........       --             --               --              --                --              --
                             ----------       --------       ----------       ----------       -----------        -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       448,298        194,444          856,885          999,024         4,440,211         69,134
                             ----------       --------       ----------       ----------       -----------        -------
  Net increase (decrease)
   in net assets.........       207,791        143,911          468,674        1,076,173         3,381,965         61,829
NET ASSETS:
  Beginning of year......     1,233,035        156,295        1,015,235          580,685         2,164,534         14,570
                             ----------       --------       ----------       ----------       -----------        -------
  End of year............    $1,440,826       $300,206       $1,483,909       $1,656,858       $ 5,546,499        $76,399
                             ==========       ========       ==========       ==========       ===========        =======

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002


                                              MFS CAPITAL
                           TEMPLETON GROWTH  OPPORTUNITIES  MFS EMERGING
                           SECURITIES FUND      SERIES      GROWTH SERIES
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $   3,271        $  (8,120)     $  (6,474)
  Capital gains income...        10,192          --             --
  Net realized gain
   (loss) on security
   transactions..........        (2,257)         (39,762)       (60,626)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (123,747)        (181,976)      (169,448)
                              ---------        ---------      ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (112,541)        (229,858)      (236,548)
                              ---------        ---------      ---------
UNIT TRANSACTIONS:
  Purchases..............       329,533           71,124         30,517
  Net transfers..........       349,670           31,578        (19,239)
  Surrenders for benefit
   payments and fees.....       (44,626)         (58,400)        (8,605)
  Net annuity
   transactions..........       --               --             --
                              ---------        ---------      ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       634,577           44,302          2,673
                              ---------        ---------      ---------
  Net increase (decrease)
   in net assets.........       522,036         (185,556)      (233,875)
NET ASSETS:
  Beginning of year......       349,644          698,039        606,036
                              ---------        ---------      ---------
  End of year............     $ 871,680        $ 512,483      $ 372,161
                              =========        =========      =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                                                              UNIVERSAL          UNIVERSAL      UNIVERSAL
                                                                            INSTITUTIONAL      INSTITUTIONAL  INSTITUTIONAL
                                                                         FUNDS, INC. ACTIVE     FUNDS, INC.    FUNDS, INC.
                           MFS INVESTORS                                    INTERNATIONAL        CORE PLUS      EMERGING
                           GROWTH STOCK   MFS INVESTORS    MFS TOTAL         ALLOCATION        FIXED INCOME   MARKETS DEBT
                              SERIES      TRUST SERIES   RETURN SERIES        PORTFOLIO        PORTFOLIO (1)    PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  ---------------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $ (11,088)     $ (2,998)     $   34,594          $  2,473          $   441,297     $ 26,289
  Capital gains income...      --             --              95,140          --                    117,237       --
  Net realized gain
   (loss) on security
   transactions..........      (12,554)       (4,100)       (191,950)          (10,278)               5,056       (7,983)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (267,459)      (78,039)       (521,224)          (86,849)              59,727        9,066
                             ---------      --------      ----------          --------          -----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (291,101)      (85,137)       (583,440)          (94,654)             623,317       27,372
                             ---------      --------      ----------          --------          -----------     --------
UNIT TRANSACTIONS:
  Purchases..............       52,302       186,239         723,493            64,782              818,421       45,511
  Net transfers..........      147,197        91,821       3,502,363            38,456           10,108,719       35,506
  Surrenders for benefit
   payments and fees.....      (85,038)      (12,977)       (351,244)          (30,510)            (893,068)     (38,817)
  Net annuity
   transactions..........      --             --             --               --                    --            --
                             ---------      --------      ----------          --------          -----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      114,461       265,083       3,874,612            72,728           10,034,072       42,200
                             ---------      --------      ----------          --------          -----------     --------
  Net increase (decrease)
   in net assets.........     (176,640)      179,946       3,291,172           (21,926)          10,657,389       69,572
NET ASSETS:
  Beginning of year......      937,430       325,650       3,494,922           431,263            5,685,236      420,820
                             ---------      --------      ----------          --------          -----------     --------
  End of year............    $ 760,790      $505,596      $6,786,094          $409,337          $16,342,625     $490,392
                             =========      ========      ==========          ========          ===========     ========

(1) Formerly Universal Fixed Income Portfolio Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                  UNIVERSAL           UNIVERSAL
                                INSTITUTIONAL       INSTITUTIONAL       UNIVERSAL
                            FUNDS, INC. EMERGING     FUNDS, INC.      INSTITUTIONAL
                               MARKETS EQUITY        TECHNOLOGY     FUNDS, INC. HIGH
                                  PORTFOLIO           PORTFOLIO      YIELD PORTFOLIO
                                 SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------------  -------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................         $ (4,134)            $ (1,690)       $   91,737
  Capital gains income...        --                     --               --
  Net realized gain
   (loss) on security
   transactions..........           (8,783)              (6,944)          (55,382)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (26,269)             (83,132)         (161,871)
                                  --------             --------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (39,186)             (91,766)         (125,516)
                                  --------             --------        ----------
UNIT TRANSACTIONS:
  Purchases..............           38,306                7,175            35,840
  Net transfers..........           32,001               80,102           (25,312)
  Surrenders for benefit
   payments and fees.....           (4,996)              (9,210)         (226,079)
  Net annuity
   transactions..........        --                     --               --
                                  --------             --------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........           65,311               78,067          (215,551)
                                  --------             --------        ----------
  Net increase (decrease)
   in net assets.........           26,125              (13,699)         (341,067)
NET ASSETS:
  Beginning of year......          277,977              116,030         1,438,076
                                  --------             --------        ----------
  End of year............         $304,102             $102,331        $1,097,009
                                  ========             ========        ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                                    MORGAN STANLEY                        MORGAN STANLEY
                                 UNIVERSAL         SELECT DIMENSIONS   MORGAN STANLEY    SELECT DIMENSIONS   MORGAN STANLEY
                               INSTITUTIONAL           AMERICAN       SELECT DIMENSIONS       CAPITAL       SELECT DIMENSIONS
                            FUNDS, INC. MID-CAP      OPPORTUNITIES     BALANCED GROWTH     OPPORTUNITIES    DEVELOPING GROWTH
                              VALUE PORTFOLIO          PORTFOLIO          PORTFOLIO        PORTFOLIO (2)        PORTFOLIO
                                SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................       $   (43,342)         $   (223,434)       $   221,048        $   (80,568)       $   (81,083)
  Capital gains income...         --                     --                 --                 --                 --
  Net realized gain
   (loss) on security
   transactions..........          (146,040)           (6,974,768)          (106,298)        (6,296,639)        (5,130,178)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (1,013,413)           (2,482,768)        (2,211,332)         2,233,035          2,905,252
                                -----------          ------------        -----------        -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (1,202,795)           (9,680,970)        (2,096,582)        (4,144,172)        (2,306,009)
                                -----------          ------------        -----------        -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............           210,882               568,725            189,740            125,858             68,920
  Net transfers..........           653,527            (6,626,112)           912,560         (2,560,784)        (1,251,669)
  Surrenders for benefit
   payments and fees.....          (407,089)           (3,598,283)        (1,698,536)          (362,124)          (763,238)
  Net annuity
   transactions..........         --                       (2,675)          --                 --                   (2,328)
                                -----------          ------------        -----------        -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........           457,320            (9,658,345)          (596,236)        (2,797,050)        (1,948,315)
                                -----------          ------------        -----------        -----------        -----------
  Net increase (decrease)
   in net assets.........          (745,475)          (19,339,315)        (2,692,818)        (6,941,222)        (4,254,324)
NET ASSETS:
  Beginning of year......         3,673,288            47,166,077         16,623,652         10,348,789          8,741,568
                                -----------          ------------        -----------        -----------        -----------
  End of year............       $ 2,927,813          $ 27,826,762        $13,930,834        $ 3,407,567        $ 4,487,244
                                ===========          ============        ===========        ===========        ===========


                            MORGAN STANLEY
                           SELECT DIMENSIONS
                              DIVERSIFIED
                           INCOME PORTFOLIO
                              SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment income
   (loss)................     $  182,435
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........       (247,534)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        415,407
                              ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        350,308
                              ----------
UNIT TRANSACTIONS:
  Purchases..............        111,301
  Net transfers..........        (66,407)
  Surrenders for benefit
   payments and fees.....       (557,188)
  Net annuity
   transactions..........       --
                              ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (512,294)
                              ----------
  Net increase (decrease)
   in net assets.........       (161,986)
NET ASSETS:
  Beginning of year......      5,149,259
                              ----------
  End of year............     $4,987,273
                              ==========

(2)  Formerly Mid-Cap Equity Portfolio Sub-Account. Change effective May 1,
     2002.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                            MORGAN STANLEY     MORGAN STANLEY
                           SELECT DIMENSIONS  SELECT DIMENSIONS   MORGAN STANLEY
                            DIVIDEND GROWTH     GLOBAL EQUITY    SELECT DIMENSIONS
                               PORTFOLIO          PORTFOLIO      GROWTH PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................    $    311,806        $  (133,013)       $   (87,752)
  Capital gains income...        --                 --                 --
  Net realized gain
   (loss) on security
   transactions..........      (3,847,967)          (793,348)        (2,021,728)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (7,467,357)        (1,427,793)          (425,634)
                             ------------        -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (11,003,518)        (2,354,154)        (2,535,114)
                             ------------        -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............         425,537             41,735             10,032
  Net transfers..........      (9,627,623)        (1,825,753)        (3,248,937)
  Surrenders for benefit
   payments and fees.....      (6,183,881)        (1,154,412)          (576,911)
  Net annuity
   transactions..........          18,560             (2,989)          --
                             ------------        -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (15,367,407)        (2,941,419)        (3,815,816)
                             ------------        -----------        -----------
  Net increase (decrease)
   in net assets.........     (26,370,925)        (5,295,573)        (6,350,930)
NET ASSETS:
  Beginning of year......      65,254,488         13,932,450         10,467,040
                             ------------        -----------        -----------
  End of year............    $ 38,883,563        $ 8,636,877        $ 4,116,110
                             ============        ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                            MORGAN STANLEY     MORGAN STANLEY     MORGAN STANLEY    VAN KAMPEN LIFE     VAN KAMPEN LIFE
                           SELECT DIMENSIONS  SELECT DIMENSIONS  SELECT DIMENSIONS  INVESTMENT TRUST    INVESTMENT TRUST
                             MONEY MARKET         UTILITIES         VALUE-ADDED        ENTERPRISE          GROWTH AND
                           PORTFOLIO (3A,3B)      PORTFOLIO      MARKET PORTFOLIO      PORTFOLIO      INCOME PORTFOLIO (4)
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                           -----------------  -----------------  -----------------  ----------------  --------------------
OPERATIONS:
  Net investment income
   (loss)................    $     24,230        $   164,836       $      9,170        $  (19,637)         $   23,776
  Capital gains income...        --                 --                 --                --                 --
  Net realized gain
   (loss) on security
   transactions..........        (129,271)        (2,538,646)        (2,299,072)         (569,030)            (32,170)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          47,177            (62,437)        (3,727,341)         (222,163)           (284,091)
                             ------------        -----------       ------------        ----------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (57,864)        (2,436,247)        (6,017,243)         (810,830)           (292,485)
                             ------------        -----------       ------------        ----------          ----------
UNIT TRANSACTIONS:
  Purchases..............         357,828            144,710          1,077,510           347,201             169,061
  Net transfers..........      (7,699,795)        (2,340,567)        (6,705,846)         (410,016)              7,975
  Surrenders for benefit
   payments and fees.....      (5,411,918)          (902,744)        (2,663,794)          (79,998)            (39,170)
  Net annuity
   transactions..........         (29,349)          --                  (69,581)         --                 --
                             ------------        -----------       ------------        ----------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (12,783,234)        (3,098,601)        (8,361,711)         (142,813)            137,866
                             ------------        -----------       ------------        ----------          ----------
  Net increase (decrease)
   in net assets.........     (12,841,098)        (5,534,848)       (14,378,954)         (953,643)           (154,619)
NET ASSETS:
  Beginning of year......      32,601,087         12,014,163         35,910,483         2,803,429           1,912,029
                             ------------        -----------       ------------        ----------          ----------
  End of year............    $ 19,759,989        $ 6,479,315       $ 21,531,529        $1,849,786          $1,757,410
                             ============        ===========       ============        ==========          ==========

(3A) Effective September 26, 2002, Emerging Markets Portfolio Sub-Account merged with Money Market Portfolio Sub-Account.
(3B) Effective September 26, 2002, North American Government Securities Portfolio Sub-Account merged with Money Market Portfolio Sub-Account.
(4) Effective April 30, 2002, Van Kampen Strategic Stock Portfolio Sub-Account merged with Van Kampen LIT Growth and Income Portfolio Sub-Account.

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $   (5,268)    $   (27,858)     $    7,080
  Capital gains income...       107,806         838,561         193,358
  Net realized gain
   (loss) on security
   transactions..........      (148,423)        (87,994)            505
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (204,018)     (1,299,620)       (108,016)
                             ----------     -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (249,903)       (576,911)         92,927
                             ----------     -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............       311,290         831,474       1,088,143
  Net transfers..........       527,255       2,913,684       2,498,334
  Surrenders for benefit
   payments and fees.....      (123,485)       (173,555)        (92,601)
  Net annuity
   transactions..........       --              --              --
                             ----------     -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       715,060       3,571,603       3,493,876
                             ----------     -----------      ----------
  Net increase (decrease)
   in net assets.........       465,157       2,994,692       3,586,803
NET ASSETS:
  Beginning of year......       570,157       1,903,765         798,364
                             ----------     -----------      ----------
  End of year............    $1,035,314     $ 4,898,457      $4,385,167
                             ==========     ===========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                           AMERICAN FUNDS                                                        TEMPLETON
                           AMERICAN FUNDS   GLOBAL SMALL                       FRANKLIN         FRANKLIN        DEVELOPING
                           INTERNATIONAL   CAPITALIZATION  FRANKLIN SMALL  STRATEGIC INCOME   MUTUAL SHARES       MARKETS
                                FUND            FUND          CAP FUND     SECURITIES FUND   SECURITIES FUND  SECURITIES FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  --------------  --------------  ----------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $   (4,268)      $   (521)      $   (6,628)       $ 20,720        $   (5,263)       $   (121)
  Capital gains income...       286,995          9,598          --              --                 16,476         --
  Net realized gain
   (loss) on security
   transactions..........           651          1,403           (3,669)            547            (2,032)         (4,505)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (517,841)       (24,376)         (56,214)        (13,490)          (17,193)          2,193
                             ----------       --------       ----------        --------        ----------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (234,463)       (13,896)         (66,511)          7,777            (8,012)         (2,433)
                             ----------       --------       ----------        --------        ----------        --------
UNIT TRANSACTIONS:
  Purchases..............       284,246         83,600          165,477          60,460           172,095           2,000
  Net transfers..........       436,836         37,529          462,211         351,316         1,904,519         (13,148)
  Surrenders for benefit
   payments and fees.....       (43,652)       (17,908)         (21,298)         (1,395)          (37,312)            (41)
  Net annuity
   transactions..........       --             --               --              --                --              --
                             ----------       --------       ----------        --------        ----------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       677,430        103,221          606,390         410,381         2,039,302         (11,189)
                             ----------       --------       ----------        --------        ----------        --------
  Net increase (decrease)
   in net assets.........       442,967         89,325          539,879         418,158         2,031,290         (13,622)
NET ASSETS:
  Beginning of year......       790,068         66,970          475,356         162,527           133,244          28,192
                             ----------       --------       ----------        --------        ----------        --------
  End of year............    $1,233,035       $156,295       $1,015,235        $580,685        $2,164,534        $ 14,570
                             ==========       ========       ==========        ========        ==========        ========

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001


                                              MFS CAPITAL
                           TEMPLETON GROWTH  OPPORTUNITIES  MFS EMERGING
                           SECURITIES FUND      SERIES      GROWTH SERIES
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................      $    255        $  (7,024)     $  (6,551)
  Capital gains income...        23,816           37,841         28,840
  Net realized gain
   (loss) on security
   transactions..........       (12,679)          (9,485)         1,718
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (18,986)        (167,944)      (204,928)
                               --------        ---------      ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (7,594)        (146,612)      (180,921)
                               --------        ---------      ---------
UNIT TRANSACTIONS:
  Purchases..............       140,095          265,223         64,374
  Net transfers..........       182,338          308,053        337,930
  Surrenders for benefit
   payments and fees.....       (22,020)         (47,805)        (1,218)
  Net annuity
   transactions..........       --               --             --
                               --------        ---------      ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       300,413          525,471        401,086
                               --------        ---------      ---------
  Net increase (decrease)
   in net assets.........       292,819          378,859        220,165
NET ASSETS:
  Beginning of year......        56,825          319,180        385,871
                               --------        ---------      ---------
  End of year............      $349,644        $ 698,039      $ 606,036
                               ========        =========      =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                                                              UNIVERSAL          UNIVERSAL      UNIVERSAL
                                                                            INSTITUTIONAL      INSTITUTIONAL  INSTITUTIONAL
                                                                         FUNDS, INC. ACTIVE     FUNDS, INC.    FUNDS, INC.
                           MFS INVESTORS                                    INTERNATIONAL        CORE PLUS      EMERGING
                           GROWTH STOCK   MFS INVESTORS    MFS TOTAL         ALLOCATION        FIXED INCOME   MARKETS DEBT
                              SERIES      TRUST SERIES   RETURN SERIES        PORTFOLIO          PORTFOLIO      PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  ---------------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $ (5,144)      $ (2,081)     $   (7,098)         $  2,526          $  190,270      $ 32,837
  Capital gains income...       1,928          3,487          15,563               785              87,553        --
  Net realized gain
   (loss) on security
   transactions..........        (264)           897           1,383              (293)               (935)         (750)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (34,827)       (30,748)         14,981           (63,545)           (116,420)       (6,839)
                             --------       --------      ----------          --------          ----------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (38,307)       (28,445)         24,829           (60,527)            160,468        25,248
                             --------       --------      ----------          --------          ----------      --------
UNIT TRANSACTIONS:
  Purchases..............     244,429         80,275         409,940            80,195             608,503        --
  Net transfers..........     638,255        226,447       2,873,189           224,987           4,381,455       192,866
  Surrenders for benefit
   payments and fees.....        (912)       (37,709)        (95,532)           (3,820)           (107,663)      (13,197)
  Net annuity
   transactions..........      --             --             --               --                   --             --
                             --------       --------      ----------          --------          ----------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     881,772        269,013       3,187,597           301,362           4,882,295       179,669
                             --------       --------      ----------          --------          ----------      --------
  Net increase (decrease)
   in net assets.........     843,465        240,568       3,212,426           240,835           5,042,763       204,917
NET ASSETS:
  Beginning of year......      93,965         85,082         282,496           190,428             642,473       215,903
                             --------       --------      ----------          --------          ----------      --------
  End of year............    $937,430       $325,650      $3,494,922          $431,263          $5,685,236      $420,820
                             ========       ========      ==========          ========          ==========      ========

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                  UNIVERSAL           UNIVERSAL
                                INSTITUTIONAL       INSTITUTIONAL       UNIVERSAL
                            FUNDS, INC. EMERGING     FUNDS, INC.      INSTITUTIONAL
                               MARKETS EQUITY        TECHNOLOGY     FUNDS, INC. HIGH
                                  PORTFOLIO           PORTFOLIO      YIELD PORTFOLIO
                                 SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------------  -------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................         $ (4,322)            $   (592)       $  144,267
  Capital gains income...        --                     --               --
  Net realized gain
   (loss) on security
   transactions..........          (66,727)                (957)          (29,741)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           24,717              (20,159)         (232,103)
                                  --------             --------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (46,332)             (21,708)         (117,577)
                                  --------             --------        ----------
UNIT TRANSACTIONS:
  Purchases..............           63,347               36,050           113,303
  Net transfers..........          (86,547)             100,730           400,194
  Surrenders for benefit
   payments and fees.....           (3,926)                 958           (60,019)
  Net annuity
   transactions..........        --                     --               --
                                  --------             --------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          (27,126)             137,738           453,478
                                  --------             --------        ----------
  Net increase (decrease)
   in net assets.........          (73,458)             116,030           335,901
NET ASSETS:
  Beginning of year......          351,435              --              1,102,175
                                  --------             --------        ----------
  End of year............         $277,977             $116,030        $1,438,076
                                  ========             ========        ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                                    MORGAN STANLEY                        MORGAN STANLEY
                                 UNIVERSAL         SELECT DIMENSIONS   MORGAN STANLEY    SELECT DIMENSIONS   MORGAN STANLEY
                               INSTITUTIONAL           AMERICAN       SELECT DIMENSIONS       CAPITAL       SELECT DIMENSIONS
                            FUNDS, INC. MID-CAP      OPPORTUNITIES     BALANCED GROWTH     OPPORTUNITIES    DEVELOPING GROWTH
                              VALUE PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................        $  (31,388)         $   (597,944)       $   276,094       $   (186,194)       $   (20,855)
  Capital gains income...         --                   15,362,278           --                 --                1,793,578
  Net realized gain
   (loss) on security
   transactions..........           (32,024)           (5,540,107)           (31,115)       (10,415,425)        (2,683,549)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           (40,327)          (35,302,229)          (317,128)         1,278,726         (3,362,639)
                                 ----------          ------------        -----------       ------------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (103,739)          (26,078,002)           (72,149)        (9,322,893)        (4,273,465)
                                 ----------          ------------        -----------       ------------        -----------
UNIT TRANSACTIONS:
  Purchases..............           225,779             1,333,222            557,440            453,875            243,300
  Net transfers..........         1,876,831           (16,508,531)         1,797,592         (5,208,414)        (3,955,177)
  Surrenders for benefit
   payments and fees.....          (195,066)           (3,287,811)        (1,079,849)          (621,254)          (757,264)
  Net annuity
   transactions..........         --                       16,106           --                 --                   15,290
                                 ----------          ------------        -----------       ------------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         1,907,544           (18,447,014)         1,275,183         (5,375,793)        (4,453,851)
                                 ----------          ------------        -----------       ------------        -----------
  Net increase (decrease)
   in net assets.........         1,803,805           (44,525,016)         1,203,034        (14,698,686)        (8,727,316)
NET ASSETS:
  Beginning of year......         1,869,483            91,691,093         15,420,618         25,047,475         17,468,884
                                 ----------          ------------        -----------       ------------        -----------
  End of year............        $3,673,288          $ 47,166,077        $16,623,652       $ 10,348,789        $ 8,741,568
                                 ==========          ============        ===========       ============        ===========


                            MORGAN STANLEY
                           SELECT DIMENSIONS
                              DIVERSIFIED
                           INCOME PORTFOLIO
                              SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment income
   (loss)................     $   318,516
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........        (233,737)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (389,766)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (304,987)
                              -----------
UNIT TRANSACTIONS:
  Purchases..............         220,075
  Net transfers..........        (701,852)
  Surrenders for benefit
   payments and fees.....        (328,676)
  Net annuity
   transactions..........        --
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (810,453)
                              -----------
  Net increase (decrease)
   in net assets.........      (1,115,440)
NET ASSETS:
  Beginning of year......       6,264,699
                              -----------
  End of year............     $ 5,149,259
                              ===========

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            MORGAN STANLEY     MORGAN STANLEY
                           SELECT DIMENSIONS  SELECT DIMENSIONS   MORGAN STANLEY
                            DIVIDEND GROWTH     GLOBAL EQUITY    SELECT DIMENSIONS
                               PORTFOLIO          PORTFOLIO      GROWTH PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................     $   381,921        $   (87,362)      $   (196,328)
  Capital gains income...        --                1,653,562            922,415
  Net realized gain
   (loss) on security
   transactions..........        (572,899)          (468,315)        (4,963,397)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (4,902,731)        (4,675,323)            86,377
                              -----------        -----------       ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (5,093,709)        (3,577,438)        (4,150,933)
                              -----------        -----------       ------------
UNIT TRANSACTIONS:
  Purchases..............         974,502            125,353            129,931
  Net transfers..........       8,307,476         (1,715,961)       (11,774,545)
  Surrenders for benefit
   payments and fees.....      (4,263,272)        (1,127,106)          (675,980)
  Net annuity
   transactions..........        --                   15,861           --
                              -----------        -----------       ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       5,018,706         (2,701,853)       (12,320,594)
                              -----------        -----------       ------------
  Net increase (decrease)
   in net assets.........         (75,003)        (6,279,291)       (16,471,527)
NET ASSETS:
  Beginning of year......      65,329,491         20,211,741         26,938,567
                              -----------        -----------       ------------
  End of year............     $65,254,488        $13,932,450       $ 10,467,040
                              ===========        ===========       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                            MORGAN STANLEY     MORGAN STANLEY     MORGAN STANLEY    VAN KAMPEN LIFE   VAN KAMPEN LIFE
                           SELECT DIMENSIONS  SELECT DIMENSIONS  SELECT DIMENSIONS  INVESTMENT TRUST  INVESTMENT TRUST
                             MONEY MARKET         UTILITIES         VALUE-ADDED        ENTERPRISE        GROWTH AND
                               PORTFOLIO          PORTFOLIO      MARKET PORTFOLIO      PORTFOLIO      INCOME PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  -----------------  -----------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $   536,204        $   134,562        $   (91,285)      $   (38,823)       $   12,164
  Capital gains income...        --                  317,436          1,862,165           281,016          --
  Net realized gain
   (loss) on security
   transactions..........        --                 (686,031)          (222,667)         (788,050)           (3,668)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        --               (4,604,097)        (2,372,539)         (545,041)          (23,542)
                              -----------        -----------        -----------       -----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         536,204         (4,838,130)          (824,326)       (1,090,898)          (15,046)
                              -----------        -----------        -----------       -----------        ----------
UNIT TRANSACTIONS:
  Purchases..............       1,863,686            605,136            649,483           195,293            44,280
  Net transfers..........      18,174,312           (831,121)        13,770,728        (1,015,320)           54,548
  Surrenders for benefit
   payments and fees.....      (3,291,099)          (879,003)        (1,982,206)         (158,071)          (28,180)
  Net annuity
   transactions..........          47,146           --                  (85,472)         --                --
                              -----------        -----------        -----------       -----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      16,794,045         (1,104,988)        12,352,533          (978,098)           70,648
                              -----------        -----------        -----------       -----------        ----------
  Net increase (decrease)
   in net assets.........      17,330,249         (5,943,118)        11,528,207        (2,068,996)           55,602
NET ASSETS:
  Beginning of year......      13,699,230         17,957,281         24,382,276         4,872,425         1,856,427
                              -----------        -----------        -----------       -----------        ----------
  End of year............     $31,029,479        $12,014,163        $35,910,483       $ 2,803,429        $1,912,029
                              ===========        ===========        ===========       ===========        ==========

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

 1.  ORGANIZATION:

    Separate Account Three ("the Account") is a separate investment account within Hartford Life Insurance Company ("the Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractowners of the Company in various mutual fund ("the Funds") as directed by the contractowners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2002.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:
   a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.50% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

   b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contractowners' accounts, in accordance with the terms of the contracts. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-42 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:

                                              PURCHASES          PROCEEDS
 FUND                                          AT COST          FROM SALES
 ----                                      ----------------  -----------------
 American Funds Global Growth Fund.......  $        481,249  $         257,938
 American Funds Growth Fund..............         6,981,274          2,780,099
 American Funds Growth-Income Fund.......         7,361,270          2,065,121
 American Funds International Fund.......           610,630            160,924
 American Funds Global Small
  Capitalization Fund....................           220,506             27,679
 Franklin Small Cap Fund.................         1,045,879            201,670
 Franklin Strategic Securities Income
  Fund...................................         1,193,740            207,963
 Franklin Mutual Shares Securities
  Fund...................................         9,584,148          4,990,652
 Templeton Developing Markets Securities
  Fund...................................           136,483             66,667
 Templeton Growth Securities Fund........           734,096             86,056
 MFS Capital Opportunities Series........           261,065            224,885
 MFS Emerging Growth Series..............           181,165            184,968
 MFS Investors Growth Stock Series.......           289,572            186,199
 MFS Investors Trust Series..............           326,357             64,275
 MFS Total Return Series.................         7,427,257          3,422,917
 Universal Institutional Funds, Inc.
  Active International Allocation
  Portfolio..............................           259,748            184,546
 Universal Institutional Funds, Inc. Core
  Plus Fixed Income Portfolio............        13,153,016          2,560,414
 Universal Institutional Funds, Inc.
  Emerging Markets Debt Portfolio........           254,021            185,526
 Universal Institutional Funds, Inc.
  Emerging Markets Equity Portfolio......           210,205            149,045
 Universal Institutional Funds, Inc.
  Technology Portfolio...................           101,497             25,116
 Universal Institutional Funds, Inc. High
  Yield Portfolio........................           524,513            648,324
 Universal Institutional Funds, Inc.
  Mid-Cap Value Portfolio................         1,514,439          1,100,482
 Morgan Stanley Select Dimensions
  American Opportunities Portfolio.......         1,900,364         11,782,016
 Morgan Stanley Select Dimensions
  Balanced Growth Portfolio..............         2,897,207          3,272,372
 Morgan Stanley Select Dimensions Capital
  Opportunities Portfolio................         1,468,205          4,346,357
 Morgan Stanley Select Dimensions
  Developing Growth Portfolio............           190,392          2,219,831
 Morgan Stanley Select Dimensions
  Diversified Income Portfolio...........         1,164,330          1,494,258
 Morgan Stanley Select Dimensions
  Dividend Growth Portfolio..............         2,620,136         17,643,252
 Morgan Stanley Select Dimensions Global
  Equity Portfolio.......................           155,931          3,230,269
 Morgan Stanley Select Dimensions Growth
  Portfolio..............................         1,133,432          5,037,252
 Morgan Stanley Select Dimensions Money
  Market Portfolio.......................        11,474,034         24,235,620
 Morgan Stanley Select Dimensions
  Utilities Portfolio....................           589,833          3,520,916
 Morgan Stanley Select Dimensions
  Value-Added Market portfolio...........         5,342,435         13,692,830
 Van Kampen Life Investment Trust
  Enterprise Portfolio...................           538,994            701,342
 Van Kampen Life Investment Trust Growth
  and Income Portfolio...................           669,903            508,275
                                           ----------------  -----------------
                                           $     82,997,326  $     111,466,056
                                           ================  =================

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2002 was as follows:

                                       UNITS      UNITS    NET INCREASE
FUND                                  ISSUED    REDEEMED    (DECREASE)
----                                 ---------  ---------  ------------
American Funds Global Growth
 Fund..............................     81,055     41,116       39,939
American Funds Growth Fund.........  1,188,401    589,740      598,661
American Funds Growth-Income
 Fund..............................    875,419    332,186      543,233
American Funds International
 Fund..............................    106,838     29,298       77,540
American Funds Global Small
 Capitalization Fund...............     34,301      4,707       29,594
Franklin Small Cap Fund............    183,758     34,098      149,660
Franklin Strategic Securities
 Income Fund.......................    116,575     20,915       95,660
Franklin Mutual Shares Securities
 Fund..............................    924,117    556,609      367,508
Templeton Developing Markets
 Securities Fund...................     17,597      8,988        8,609
Templeton Growth Securities Fund...     83,426      9,566       73,860
MFS Capital Opportunities Series...     50,229     44,389        5,840
MFS Emerging Growth Series.........     42,906     50,127       (7,221)
MFS Investors Growth Stock
 Series............................     48,538     30,798       17,740
MFS Investors Trust Series.........     49,423      9,532       39,891
MFS Total Return Series............    767,099    424,295      342,804
Universal Institutional
 Funds, Inc. Active International
 Allocation Portfolio..............     36,495     26,799        9,696
Universal Institutional
 Funds, Inc. Core Plus Fixed Income
 Portfolio.........................  1,116,733    279,770      836,963
Universal Institutional
 Funds, Inc. Emerging Markets Debt
 Portfolio.........................     20,314     17,482        2,832
Universal Institutional
 Funds, Inc. Emerging Markets
 Equity Portfolio..................     27,134     19,568        7,566
Universal Institutional
 Funds, Inc. Technology
 Portfolio.........................     39,056     13,512       25,544
Universal Institutional
 Funds, Inc. High Yield
 Portfolio.........................     57,371     84,726      (27,355)
Universal Institutional
 Funds, Inc. Mid-Cap Value
 Portfolio.........................    178,408    123,864       54,544
Morgan Stanley Select Dimensions
 American Opportunities
 Portfolio.........................    289,419    682,242     (392,823)
Morgan Stanley Select Dimensions
 Balanced Growth Portfolio.........    246,462    247,954       (1,492)
Morgan Stanley Select Dimensions
 Capital Opportunities Portfolio...    455,759    916,977     (461,218)
Morgan Stanley Select Dimensions
 Developing Growth Portfolio.......     32,789    147,474     (114,685)
Morgan Stanley Select Dimensions
 Diversified Income Portfolio......    109,680    153,155      (43,475)
Morgan Stanley Select Dimensions
 Dividend Growth Portfolio.........    246,297    939,075     (692,778)
Morgan Stanley Select Dimensions
 Global Equity Portfolio...........     80,313    249,622     (169,309)
Morgan Stanley Select Dimensions
 Growth Portfolio..................     98,381    400,430     (302,049)
Morgan Stanley Select Dimensions
 Money Market Portfolio............  1,371,368  2,396,812   (1,025,444)
Morgan Stanley Select Dimensions
 Utilities Portfolio...............     55,771    283,705     (227,934)
Morgan Stanley Select Dimensions
 Value-Added Market portfolio......    522,422    862,402     (339,980)
Van Kampen Life Investment Trust
 Enterprise Portfolio..............    112,708    110,714        1,994
Van Kampen Life Investment Trust
 Growth and Income Portfolio.......     59,857     48,100       11,757

_____________________________________ SA-44 ____________________________________

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                                                  INVESTMENT
                                               UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                   UNITS    FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                 ---------  -----------  --------------  -------  ----------  -----------
AMERICAN FUNDS GLOBAL GROWTH FUND
2002  Lowest contract charges       26,605  $ 7.963333    $   211,866      1.40%       0.91%      (15.83)%
      Highest contract charges      25,142    5.602521        140,857      1.82%     --           (16.21)%
      Remaining contract
      charges                      132,866      --            749,999      --        --           --
2001  Lowest contract charges       23,340    9.460575        220,811      0.90%     --           (12.58)%
      Highest contract charges     121,336    6.712798        814,503      1.48%       0.88%      (15.50)%
      Remaining contract
      charges                       --          --            --           --        --           --
AMERICAN FUNDS GROWTH FUND
2002  Lowest contract charges      198,250    7.753191      1,537,069      1.40%       0.03%      (25.51)%
      Highest contract charges     179,378    5.347177        959,165      1.81%       0.17%      (25.84)%
      Remaining contract
      charges                      839,360      --          4,522,071      --        --           --
2001  Lowest contract charges      133,234   10.407808      1,386,669      0.90%       0.03%      (14.92)%
      Highest contract charges     485,092    7.239419      3,511,788      1.47%       0.51%      (19.37)%
      Remaining contract
      charges                       --          --            --           --        --           --
AMERICAN FUNDS GROWTH-INCOME FUND
2002  Lowest contract charges      224,186    8.314302      1,863,952      1.40%       1.36%      (19.48)%
      Highest contract charges     112,424    8.423390        946,990      1.81%       5.42%      (19.84)%
      Remaining contract
      charges                      624,254      --          5,297,955      --        --           --
2001  Lowest contract charges       93,767   10.325741        968,217      0.90%       0.36%       (3.43)%
      Highest contract charges     323,863   10.550591      3,416,951      1.46%       1.82%        1.03%
      Remaining contract
      charges                       --          --            --           --        --           --
AMERICAN FUNDS INTERNATIONAL FUND
2002  Lowest contract charges        4,359    7.475572         32,586      1.40%       1.79%      (16.03)%
      Highest contract charges      26,643    5.147737        137,153      1.77%       5.92%      (16.41)%
      Remaining contract
      charges                      245,074      --          1,271,087      --        --           --
2001  Lowest contract charges        2,041    8.902426         18,170      0.86%       0.53%      (16.49)%
      Highest contract charges     196,495    6.182681      1,214,865      1.48%       0.92%      (21.08)%
      Remaining contract
      charges                       --          --            --           --        --           --
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
2002  Lowest contract charges        4,103    7.782819         31,936      1.39%       0.96%      (20.18)%
      Highest contract charges       7,366    5.604562         41,286      1.83%     --           (20.54)%
      Remaining contract
      charges                       40,197      --            226,984      --        --           --
2001  Lowest contract charges       22,071    7.081451        156,295      1.48%       0.93%      (14.15)%
      Highest contract charges      --          --            --           --        --           --
      Remaining contract
      charges                       --          --            --           --        --           --
FRANKLIN SMALL CAP FUND
2002  Lowest contract charges       37,515    8.228175        308,679      1.40%       0.27%      (29.68)%
      Highest contract charges      64,424    4.684158        301,774      1.80%     --           (29.99)%
      Remaining contract
      charges                      185,074      --            873,456      --        --           --
2001  Lowest contract charges       18,569   11.700482        217,265      0.90%       0.10%       (7.17)%
      Highest contract charges     118,783    6.717858        797,970      1.47%       0.35%      (16.51)%
      Remaining contract
      charges                       --          --            --           --        --           --

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                  INVESTMENT
                                               UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                   UNITS    FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                 ---------  -----------  --------------  -------  ----------  -----------
FRANKLIN STRATEGIC SECURITIES INCOME FUND
2002  Lowest contract charges       57,625  $11.263607    $   649,068      1.39%       0.03%        3.66%
      Highest contract charges       9,474   10.737060        101,722      1.80%     --             3.19%
      Remaining contract
      charges                       83,757      --            906,068      --        --           --
2001  Lowest contract charges        9,709   10.866369        105,504      0.92%       5.68%        1.08%
      Highest contract charges      45,486   10.446779        475,181      1.47%       6.15%        2.95%
      Remaining contract
      charges                       --          --            --           --        --           --
FRANKLIN MUTUAL SHARES SECURITIES FUND
2002  Lowest contract charges      216,952   10.041893      2,178,610      1.40%       1.31%      (13.04)%
      Highest contract charges      45,010    9.873096        444,389      1.80%     --           (13.43)%
      Remaining contract
      charges                      293,894      --          2,923,500      --        --           --
2001  Lowest contract charges       81,153   11.547491        937,115      0.91%       0.06%       (1.70)%
      Highest contract charges     107,195   11.450346      1,227,420      1.45%       0.99%        5.45%
      Remaining contract
      charges                       --          --            --           --        --           --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
2002  Lowest contract charges        2,094    6.913177         14,478      1.40%       7.30%       (1.35)%
      Highest contract charges       3,241    7.274506         23,573      1.77%     --            (1.80)%
      Remaining contract
      charges                        5,232      --             38,348      --        --           --
2001  Lowest contract charges        1,959    7.437357         14,570      1.49%       0.65%       (9.45)%
      Highest contract charges      --          --            --           --        --           --
      Remaining contract
      charges                       --          --            --           --        --           --
TEMPLETON GROWTH SECURITIES FUND
2002  Lowest contract charges       24,764    8.311222        205,822      1.40%       2.21%      (19.62)%
      Highest contract charges      19,976    7.910934        158,025      1.79%     --           (19.99)%
      Remaining contract
      charges                       63,714      --            507,833      --        --           --
2001  Lowest contract charges       15,100   10.340363        156,143      0.89%     --            (2.87)%
      Highest contract charges      19,493    9.926456        193,501      1.47%       1.85%       (2.78)%
      Remaining contract
      charges                       --          --            --           --        --           --
MFS CAPITAL OPPORTUNITIES SERIES
2002  Lowest contract charges        3,183    6.072506         19,330      1.40%       0.04%      (30.67)%
      Highest contract charges      16,381    4.512723         73,924      1.83%     --           (30.98)%
      Remaining contract
      charges                       92,204      --            419,229      --        --           --
2001  Lowest contract charges        1,212    8.758679         10,619      0.91%     --           (19.51)%
      Highest contract charges     104,716    6.564618        687,420      1.47%       0.01%      (24.62)%
      Remaining contract
      charges                       --          --            --           --        --           --
MFS EMERGING GROWTH SERIES
2002  Lowest contract charges        1,909    5.237359         10,000      1.40%     --           (34.68)%
      Highest contract charges       9,438    3.470593         32,757      1.78%     --           (34.98)%
      Remaining contract
      charges                       94,202      --            329,404      --        --           --
2001  Lowest contract charges          639    8.018392          5,125      0.86%     --           (18.33)%
      Highest contract charges     112,132    5.358960        600,911      1.48%     --           (34.48)%
      Remaining contract
      charges                       --          --            --           --        --           --
MFS INVESTORS GROWTH STOCK SERIES
2002  Lowest contract charges       61,599    5.943046        366,084      1.40%     --           (28.54)%
      Highest contract charges      11,405    4.728771         53,933      1.81%     --           (28.87)%
      Remaining contract
      charges                       71,524      --            340,773      --        --           --
2001  Lowest contract charges       55,528    8.316955        461,827      0.89%     --           (14.27)%
      Highest contract charges      71,259    6.674239        475,603      1.47%       0.09%      (25.27)%
      Remaining contract
      charges                       --          --            --           --        --           --

_____________________________________ SA-46 ____________________________________

                                                                                  INVESTMENT
                                               UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                   UNITS    FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                 ---------  -----------  --------------  -------  ----------  -----------
MFS INVESTORS TRUST SERIES
2002  Lowest contract charges        7,546  $ 6.336303    $    47,812      1.36%     --           (22.06)%
      Highest contract charges      30,050    6.311147        189,649      1.78%     --           (22.41)%
      Remaining contract
      charges                       42,168      --            268,135      --        --           --
2001  Lowest contract charges       39,874    8.167013        325,650      1.46%       0.32%      (17.21)%
      Highest contract charges      --          --            --           --        --           --
      Remaining contract
      charges                       --          --            --           --        --           --
MFS TOTAL RETURN SERIES
2002  Lowest contract charges      166,620   10.258859      1,709,333      1.40%       2.15%       (6.49)%
      Highest contract charges      46,976   10.206689        479,472      1.80%     --            (6.91)%
      Remaining contract
      charges                      447,054      --          4,597,289      --        --           --
2001  Lowest contract charges      104,685   10.970528      1,148,450      0.91%     --            (2.04)%
      Highest contract charges     213,162   11.007917      2,346,472      1.45%       1.04%       (1.25)%
      Remaining contract
      charges                       --          --            --           --        --           --
UNIVERSAL INSTITUTIONAL FUNDS, INC. ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO
2002  Lowest contract charges       16,212    6.376997        103,384      1.40%       1.90%      (18.93)%
      Highest contract charges       2,002    6.300648         12,613      1.71%      18.29%      (19.29)%
      Remaining contract
      charges                       49,237      --            293,340      --        --           --
2001  Lowest contract charges       12,564    7.866014         98,831      1.38%       1.75%      (21.01)%
      Highest contract charges         100    7.839165            784      1.44%       1.36%      (21.13)%
      Remaining contract
      charges                       45,090      --            331,648      --        --           --
UNIVERSAL INSTITUTIONAL FUNDS, INC. CORE PLUS FIXED INCOME PORTFOLIO
2002  Lowest contract charges      757,943   12.579042      9,534,199      1.39%       5.35%        5.84%
      Highest contract charges      38,354   12.427436        476,639      1.78%      23.52%        5.36%
      Remaining contract
      charges                      524,219      --          6,331,787      --        --           --
2001  Lowest contract charges      342,769   11.885531      4,073,992      1.36%       7.80%        7.80%
      Highest contract charges       9,073   11.816946        107,219      1.61%       4.70%        7.53%
      Remaining contract
      charges                      131,711      --          1,504,025      --        --           --
UNIVERSAL INSTITUTIONAL FUNDS, INC. EMERGING MARKETS DEBT PORTFOLIO
2002  Lowest contract charges       30,899   11.065073        341,897      1.40%       6.52%        7.70%
      Highest contract charges       1,126   13.561441         15,271      1.62%      36.09%        7.22%
      Remaining contract
      charges                       11,402      --            133,224      --        --           --
2001  Lowest contract charges       33,563   10.273568        344,815      1.38%      10.65%        8.57%
      Highest contract charges       1,304   10.232612         13,345      1.53%       9.11%        8.41%
      Remaining contract
      charges                        5,727      --             62,660      --        --           --
UNIVERSAL INSTITUTIONAL FUNDS, INC. EMERGING MARKETS EQUITY PORTFOLIO
2002  Lowest contract charges       26,730    7.163268        191,474      1.40%     --           (10.17)%
      Highest contract charges       4,466    7.076842         31,607      1.82%     --           (10.57)%
      Remaining contract
      charges                       14,591      --             81,021      --        --           --
2001  Lowest contract charges       23,234    7.973825        185,265      1.39%     --            (7.79)%
      Highest contract charges         387    7.927764          3,068      1.62%     --            (8.02)%
      Remaining contract
      charges                       14,600      --             89,645      --        --           --
UNIVERSAL INSTITUTIONAL FUNDS, INC. TECHNOLOGY PORTFOLIO
2002  Lowest contract charges        8,348    1.724465         14,395      1.38%     --           (49.68)%
      Highest contract charges      51,078    1.721579         87,936      1.50%     --           (49.73)%
      Remaining contract
      charges                       --          --            --           --        --           --
2001  Lowest contract charges          115    3.426897            395      0.33%     --           (26.91)%
      Highest contract charges      33,766    3.424592        115,635      1.46%     --           (49.60)%
      Remaining contract
      charges                       --          --            --           --        --           --

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                  INVESTMENT
                                               UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                   UNITS    FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                 ---------  -----------  --------------  -------  ----------  -----------
UNIVERSAL INSTITUTIONAL FUNDS, INC. HIGH YIELD PORTFOLIO
2002  Lowest contract charges       90,568  $ 8.015207    $   725,919      1.40%       8.88%       (8.56)%
      Highest contract charges       1,199    7.907875          9,484      1.73%      79.35%       (8.97)%
      Remaining contract
      charges                       46,551      --            361,606      --        --           --
2001  Lowest contract charges      111,113    8.765503        973,962      1.38%       9.63%       (5.80)%
      Highest contract charges       8,102    8.703150         70,517      1.62%      13.20%       (6.04)%
      Remaining contract
      charges                       46,457      --            393,597      --        --           --
UNIVERSAL INSTITUTIONAL FUNDS, INC. MID-CAP VALUE PORTFOLIO
2002  Lowest contract charges      196,114    8.866874      1,738,922      1.40%     --           (29.02)%
      Highest contract charges       9,135    9.687644         88,492      1.79%     --           (29.34)%
      Remaining contract
      charges                      156,320      --          1,100,399      --        --           --
2001  Lowest contract charges      237,188   12.492717      2,963,123      1.38%       0.11%       (4.50)%
      Highest contract charges       5,848   13.736052         80,327      1.61%       0.09%       (4.74)%
      Remaining contract
      charges                       63,988      --            629,838      --        --           --
MORGAN STANLEY SELECT DIMENSIONS AMERICAN OPPORTUNITIES PORTFOLIO
2002  Lowest contract charges    1,235,619   20.043458     24,766,076      1.40%       0.69%      (22.65)%
      Highest contract charges      50,598    5.031262        254,571      1.82%     --           (23.17)%
      Remaining contract
      charges                      524,158      --          2,806,115      --        --           --
2001  Lowest contract charges    1,678,773   25.913246     43,502,464      1.39%       0.25%      (30.45)%
      Highest contract charges      47,114   11.155418        525,576      1.63%       0.28%      (30.63)%
      Remaining contract
      charges                      477,312      --          3,138,037      --        --           --
MORGAN STANLEY SELECT DIMENSIONS BALANCED GROWTH PORTFOLIO
2002  Lowest contract charges       29,205    0.859773         25,109      0.97%       3.42%      (14.02)%
      Highest contract charges      13,469    9.425776        126,953      1.79%       4.41%      (13.28)%
      Remaining contract
      charges                      896,495      --         13,778,772      --        --           --
2001  Lowest contract charges      776,471   19.082940     14,817,355      1.38%       2.91%       (0.20)%
      Highest contract charges      19,262   11.453669        220,621      1.62%       3.40%       (0.45)%
      Remaining contract
      charges                      144,929      --          1,585,676      --        --           --
MORGAN STANLEY SELECT DIMENSIONS CAPITAL OPPORTUNITIES PORTFOLIO
2002  Lowest contract charges      423,030    5.600855      2,369,328      1.41%     --           (44.60)%
      Highest contract charges      22,780    2.146989         48,909      1.80%     --           (45.03)%
      Remaining contract
      charges                      420,110      --            989,330      --        --           --
2001  Lowest contract charges      806,235   10.110585      8,151,505      1.39%     --           (37.28)%
      Highest contract charges      30,512    8.837355        269,644      1.64%     --           (37.43)%
      Remaining contract
      charges                      490,389      --          1,927,640      --        --           --
MORGAN STANLEY SELECT DIMENSIONS DEVELOPING GROWTH PORTFOLIO
2002  Lowest contract charges        3,555    0.742048          2,638      0.97%     --           (25.80)%
      Highest contract charges       1,146    4.454069          5,107      1.82%     --           (29.29)%
      Remaining contract
      charges                      333,050      --          4,479,499      --        --           --
2001  Lowest contract charges      371,623   21.906440      8,140,931      1.39%       1.05%      (26.53)%
      Highest contract charges      15,563   11.627062        180,953      1.63%       1.11%      (26.71)%
      Remaining contract
      charges                       65,251      --            419,684      --        --           --
MORGAN STANLEY SELECT DIMENSIONS DIVERSIFIED INCOME PORTFOLIO
2002  Lowest contract charges      385,784   11.593850      4,472,726      1.40%       4.93%        7.16%
      Highest contract charges       5,284    9.468153         50,033      1.78%       6.52%        6.60%
      Remaining contract
      charges                       48,692      --            464,514      --        --           --
2001  Lowest contract charges      443,140   10.819035      4,794,347      1.38%       6.84%       (5.40)%
      Highest contract charges      10,341    8.519618         88,100      1.64%       6.20%       (5.63)%
      Remaining contract
      charges                       29,754      --            266,812      --        --           --

_____________________________________ SA-48 ____________________________________

                                                                                  INVESTMENT
                                               UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                   UNITS    FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                 ---------  -----------  --------------  -------  ----------  -----------
MORGAN STANLEY SELECT DIMENSIONS DIVIDEND GROWTH PORTFOLIO
2002  Lowest contract charges       34,252  $ 0.772873    $    26,472      0.98%       1.92%      (22.71)%
      Highest contract charges      10,134    8.346833         84,584      1.80%       3.60%      (19.65)%
      Remaining contract
      charges                    2,145,686      --         38,772,507      --        --           --
2001  Lowest contract charges    2,620,202   23.859677     62,517,182      1.38%       1.77%       (6.76)%
      Highest contract charges      30,103   10.362463        311,943      1.63%       1.77%       (6.99)%
      Remaining contract
      charges                      232,544      --          2,425,364      --        --           --
MORGAN STANLEY SELECT DIMENSIONS GLOBAL EQUITY PORTFOLIO
2002  Lowest contract charges       56,041    0.792836         44,431      0.97%     --           (20.72)%
      Highest contract charges         374    5.960107          2,227      1.74%     --           (19.08)%
      Remaining contract
      charges                      724,813      --          8,590,219      --        --           --
2001  Lowest contract charges      907,359   14.941594     13,557,387      1.39%       0.71%      (18.37)%
      Highest contract charges      16,940   10.412601        176,391      1.64%       0.79%      (18.58)%
      Remaining contract
      charges                       26,239      --            198,672      --        --           --
MORGAN STANLEY SELECT DIMENSIONS GROWTH PORTFOLIO
2002  Lowest contract charges      283,805   13.164783      3,736,236      1.41%     --           (28.85)%
      Highest contract charges       4,619    7.618954         35,188      1.66%     --           (29.03)%
      Remaining contract
      charges                       71,517      --            344,686      --        --           --
2001  Lowest contract charges      507,915   18.502265      9,397,569      1.39%     --           (16.41)%
      Highest contract charges       7,201   10.734813         77,301      1.63%     --           (16.62)%
      Remaining contract
      charges                      146,876      --            992,171      --        --           --
MORGAN STANLEY SELECT DIMENSIONS MONEY MARKET PORTFOLIO
2002  Lowest contract charges    1,195,288   12.963377     15,494,964      1.40%       1.34%       (0.07)%
      Highest contract charges      12,395   10.282043        127,446      1.75%       0.79%       (0.76)%
      Remaining contract
      charges                      398,503      --          4,137,579      --        --           --
2001  Lowest contract charges    2,003,523   12.972049     25,989,799      1.38%       3.49%        2.40%
      Highest contract charges      16,307   11.119958        181,337      1.64%       3.66%        2.15%
      Remaining contract
      charges                      466,825      --          4,858,342      --        --           --
MORGAN STANLEY SELECT DIMENSIONS UTILITIES PORTFOLIO
2002  Lowest contract charges      345,128   16.122923      5,564,473      1.40%       3.16%      (21.48)%
      Highest contract charges       4,285    5.236564         22,440      1.73%      11.09%      (22.04)%
      Remaining contract
      charges                      166,367      --            892,402      --        --           --
2001  Lowest contract charges      506,208   20.532656     10,393,805      1.39%       2.14%      (26.55)%
      Highest contract charges       2,790   11.256954         31,401      1.63%       2.15%      (26.73)%
      Remaining contract
      charges                      234,716      --          1,588,958      --        --           --
MORGAN STANLEY SELECT DIMENSIONS VALUE-ADDED MARKET PORTFOLIO
2002  Lowest contract charges       34,727    0.792734         27,530      0.97%     --           (20.73)%
      Highest contract charges      90,943    8.684354        789,783      1.80%     --           (17.75)%
      Remaining contract
      charges                    1,194,997      --         20,714,216      --        --           --
2001  Lowest contract charges    1,422,523   23.458092     33,369,669      1.38%       0.96%       (3.20)%
      Highest contract charges       8,205   12.626590        103,599      1.62%       0.76%       (3.44)%
      Remaining contract
      charges                      229,920      --          2,437,215      --        --           --
VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO
2002  Lowest contract charges      156,833    6.084980        954,327      1.41%       0.53%      (30.31)%
      Highest contract charges      73,548    4.261970        313,459      1.80%     --           (30.87)%
      Remaining contract
      charges                      133,982      --            582,000      --        --           --
2001  Lowest contract charges      216,703    8.731900      1,892,229      1.39%       0.22%      (21.53)%
      Highest contract charges       2,534    9.081826         23,013      1.64%       0.19%      (21.73)%
      Remaining contract
      charges                      143,133      --            888,189      --        --           --

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                  INVESTMENT
                                               UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                   UNITS    FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                 ---------  -----------  --------------  -------  ----------  -----------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO
2002  Lowest contract charges      143,810  $ 9.189084    $ 1,321,480      1.40%       2.69%      (14.40)%
      Highest contract charges      13,504    9.722675        131,293      1.77%     --           (14.98)%
      Remaining contract
      charges                       31,179      --            304,637      --        --           --
2001  Lowest contract charges      154,840   10.734306      1,662,098      1.38%       1.93%       (0.33)%
      Highest contract charges       1,851   11.053049         20,454      1.60%       1.66%       (0.57)%
      Remaining contract
      charges                       20,044      --            229,477      --        --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

_____________________________________ SA-50 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                      ------------------------------------

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (collectively, "the Company") as of December 31, 2002 and 2001, and the related consolidated statements of income, changes in stockholder's equity, comprehensive income and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 (d) of the consolidated financial statements, the Company changed its method of accounting for goodwill and indefinite-lived intangible assets in 2002. In addition, the Company changed its method of accounting for derivative instruments and hedging activities and its method of accounting for the recognition of interest income and impairment on purchased retained beneficial interests in securitized financial assets in 2001.

Deloitte & Touche LLP
Hartford, Connecticut
February 19, 2003

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
 -----------------------------------------------------------------------------

                                                        2002     2001     2000
 -----------------------------------------------------------------------------
                                                           (In millions)
 REVENUES
   Fee income                                         $2,079   $2,157   $2,109
   Earned premiums and other                              66       94       97
   Net investment income                               1,583    1,495    1,326
   Net realized capital losses                          (288)     (91)     (85)
 -----------------------------------------------------------------------------
                                     TOTAL REVENUES    3,440    3,655    3,447
 -----------------------------------------------------------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses      1,766    1,703    1,495
   Insurance expenses and other                          650      622      600
   Amortization of deferred policy acquisition
    costs and present value of future profits            531      566      604
   Dividends to policyholders                             65       68       67
 -----------------------------------------------------------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES    3,012    2,959    2,766
 -----------------------------------------------------------------------------
   Income before income tax expense and cumulative
    effect of
    accounting changes                                   428      696      681
   Income tax expense                                      2       44      194
   Income before cumulative effect of accounting
    changes                                              426      652      487
   Cumulative effect of accounting changes, net of
    tax                                                   --       (6)      --
 -----------------------------------------------------------------------------
                                         NET INCOME   $  426   $  646   $  487
 -----------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                      AS OF DECEMBER 31,
 ------------------------------------------------------------------------

                                                          2002       2001
 ------------------------------------------------------------------------
                                                         (In millions,
                                                       except for share
                                                             data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $23,675 and $18,933)     $ 24,786   $ 19,142
   Equity securities, available for sale, at fair
    value (cost of $137 and $71)                           120         64
   Policy loans, at outstanding balance                  2,895      3,278
   Other investments                                       918      1,136
 ------------------------------------------------------------------------
                                  TOTAL INVESTMENTS     28,719     23,620
 ------------------------------------------------------------------------
   Cash                                                     79         87
   Premiums receivable and agents' balances                 15         10
   Reinsurance recoverables                              1,477      1,215
   Deferred policy acquisition costs and present
    value of future profits                              5,479      5,338
   Deferred income taxes                                  (243)       (11)
   Goodwill                                                186        186
   Other assets                                          1,073        724
   Separate account assets                             105,316    114,261
 ------------------------------------------------------------------------
                                       TOTAL ASSETS   $142,101   $145,430
 ------------------------------------------------------------------------
 LIABILITIES
   Reserve for future policy benefits                 $  6,658   $  6,050
   Other policyholder funds                             22,103     18,412
   Other liabilities                                     2,207      1,949
   Separate account liabilities                        105,316    114,261
 ------------------------------------------------------------------------
                                  TOTAL LIABILITIES    136,284    140,672
 ------------------------------------------------------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 13
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                        6          6
   Capital surplus                                       2,041      1,806
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax                                           574        177
     Foreign currency translation adjustments               (1)        (2)
 ------------------------------------------------------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME        573        175
 ------------------------------------------------------------------------
   Retained earnings                                     3,197      2,771
 ------------------------------------------------------------------------
                         TOTAL STOCKHOLDER'S EQUITY      5,817      4,758
 ------------------------------------------------------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY   $142,101   $145,430
 ------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                    Accumulated Other
                                                               Comprehensive Income (Loss)
                                                          --------------------------------------
                                                             Net
                                                          Unrealized     Net Gain on
                                                          Capital Gains  Cash Flow     Foreign
                                                          (Losses) on    Hedging       Currency              Total
                                           Common Capital Securities,    Instruments, Translation Retained Stockholder's
                                           Stock  Surplus Net of Tax     Net of Tax   Adjustments Earnings  Equity
                                           ----------------------------------------------------------------------------
                                                                          (In millions)
 2002
 Balance, December 31, 2001                 $6    $1,806      $ 114         $ 63      $    (2)    $2,771      $4,758
 Comprehensive income
   Net income                                                                                        426         426
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital gains
    (losses) on securities (3)                                  349                                              349
   Net gain on cash flow hedging
    instruments                                                               48                                  48
   Cumulative translation adjustments                                                       1                      1
 Total other comprehensive income                                                                                398
   Total comprehensive income                                                                                    824
 Capital contribution from parent                    235                                                         235
                                           ----------------------------------------------------------------------------
               BALANCE, DECEMBER 31, 2002   $6    $2,041      $ 463         $111      $    (1)    $3,197      $5,817
                                           ----------------------------------------------------------------------------
 2001
 Balance, December 31, 2000                 $6    $1,045      $  16         $ --      $    --     $2,125      $3,192
 Comprehensive income
   Net income                                                                                        646         646
 Other comprehensive income, net of
  tax (1)
   Cumulative effect of accounting
    change (2)                                                  (18)          21                                   3
   Net change in unrealized capital gains
    (losses) on securities (3)                                  116                                              116
   Net gain on cash flow hedging
    instruments                                                               42                                  42
   Cumulative translation adjustments                                                      (2)                    (2)
 Total other comprehensive income                                                                                159
   Total comprehensive income                                                                                    805
 Capital contribution from parent                    761                                                         761
                                           ----------------------------------------------------------------------------
               BALANCE, DECEMBER 31, 2001   $6    $1,806      $ 114         $ 63      $    (2)    $2,771      $4,758
                                           ----------------------------------------------------------------------------
 2000
 Balance, December 31, 1999                 $6    $1,045      $(255)        $ --      $    --     $1,823      $2,619
 Comprehensive income (loss)
   Net income                                                                                        487         487
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital gains
    (losses) on securities (3)                                  271                                              271
 Total other comprehensive income                                                                                271
   Total comprehensive income (loss)                                                                             758
 Dividends declared                                                                                 (185)       (185)
                                           ----------------------------------------------------------------------------
               BALANCE, DECEMBER 31, 2000   $6    $1,045      $  16         $ --      $    --     $2,125      $3,192
                                           ----------------------------------------------------------------------------

(1) Net change in unrealized capital gain (losses) on securities is reflected net of tax and other items of $509, $62 and $147 for the years ended December 31, 2002, 2001 and 2000, respectively. Cumulative effect of accounting change is net of tax benefit of $2 for the year ended
    December 31, 2001. Net gain on cash flow hedging instruments is net of tax provision of $26 and $23 for the years ended December 31, 2002 and 2001, respectively. There is no tax effect on cumulative translation adjustments.

(2) Net change in unrealized capital gain (losses), net of tax, includes cumulative effect of accounting change of $(3) to net income and $21 to net gain on cash flow hedging instruments.

(3) There were reclassification adjustments for after-tax losses realized in net income of $(178), $(43), and $(55) for the years ended December 31, 2002, 2001 and 2000, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                          --------------------------

                                              2002     2001     2000
                                          --------------------------
                                                (In millions)
OPERATING ACTIVITIES
  Net income                              $    426  $   646  $   487
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Net realized capital losses                  288       91       85
  Cumulative effect of adoption of
   SFAS 133                                     --        3       --
  Cumulative effect of adoption of
   EITF 99-20                                   --        3       --
  Amortization of deferred policy
   acquisition costs and present value
   of future profits                           531      566      604
  Additions to deferred policy
   acquisition costs and present value
   of future profits                          (987)    (975)    (916)
  Depreciation and amortization                 19      (18)     (28)
  Decrease (increase) in premiums
   receivable and agents' balances              (5)       5       14
  Increase (decrease) in other
   liabilities                                 (61)     (84)     375
  Change in receivables, payables, and
   accruals                                      2      (72)      53
  Increase in accrued tax                       76      115       34
  Decrease in deferred income tax               23        7       73
  Increase in future policy benefits           608      871      496
  Decrease (increase) in reinsurance
   recoverables                               (127)      21       32
  Other, net                                  (122)     (74)      24
                                          --------------------------
          NET CASH PROVIDED BY OPERATING
                              ACTIVITIES       671    1,105    1,333
                                          --------------------------
INVESTING ACTIVITIES
  Purchases of investments                 (12,470)  (9,766)  (5,800)
  Sales of investments                       5,769    4,564    4,230
  Maturity and principal paydowns of
   fixed maturity investments                2,266    2,227    1,521
  Acquisition of Fortis Financial Group         --     (683)      --
  Other                                         --       --        5
                                          --------------------------
  NET CASH USED FOR INVESTING ACTIVITIES    (4,435)  (3,658)     (44)
                                          --------------------------
FINANCING ACTIVITIES
  Capital contributions                        235      761       --
  Dividends paid                                --       --     (185)
  Net receipts from (disbursements for)
   investment and universal life-type
   contracts charged against
   policyholder accounts                     3,519    1,825   (1,103)
                                          --------------------------
         NET CASH PROVIDED BY (USED FOR)
                    FINANCING ACTIVITIES     3,754    2,586   (1,288)
                                          --------------------------
  Net increase (decrease) in cash              (10)      33        1
  Impact of foreign exchange                     2       (2)      --
  Cash -- beginning of year                     87       56       55
                                          --------------------------
  Cash -- end of year                     $     79  $    87  $    56
                                          --------------------------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes                            $     (2) $   (69) $   173

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Holdings, Inc., a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company. In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold to the public 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. The 26 million shares sold in the IPO represented approximately 18.6% of the equity ownership in Hartford Life. On June 27, 2000, The Hartford acquired all of the outstanding common shares of Hartford Life not already owned by The Hartford (The Hartford Acquisition). As a result of The Hartford Acquisition, Hartford Life became a direct subsidiary of Hartford Fire. During the third quarter of 2002, Hartford Life became a direct subsidiary of Hartford Holdings, Inc., a direct wholly owned subsidiary of The Hartford.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the accounting prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated.

(b) USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining reserves, deferred policy acquisition costs, valuation of investments and derivative instruments and contingencies.

(c) RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

(d) ADOPTION OF NEW ACCOUNTING STANDARDS

In April 2002, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 145, "Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections". Under historical guidance, all gains and losses resulting from the extinguishment of debt were required to be aggregated and, if material, classified as an extraordinary item, net of related income tax effect. SFAS No. 145 rescinds that guidance and requires that gains and losses from extinguishments of debt be classified as extraordinary items only if they are both unusual and infrequent in occurrence. SFAS No. 145 also amends SFAS
No. 13, "Accounting for Leases" for the required accounting treatment of certain lease modifications that have economic effects similar to sale-leaseback transactions. SFAS No. 145 requires that those lease modifications be accounted for in the same manner as sale-leaseback transactions. The provisions of SFAS No. 145 related to SFAS No. 13 are effective for transactions occurring after May 15, 2002. Adoption of the provisions of SFAS No. 145 related to SFAS No. 13 did not have a material impact on the Company's consolidated financial condition or results of operations.

Effective September 2001, the Company adopted Emerging Issues Task Force ("EITF") Issue No. 01-10, "Accounting for the Impact of the Terrorist Attacks of September 11, 2001". Under the consensus, costs related to the terrorist act should be reported as part of income from continuing operations and not as an extraordinary item. The Company has recognized and classified all direct and indirect costs associated with the attack of September 11 in accordance with the consensus. (For discussion of the impact of the September 11 terrorist attack ("September 11"), see Note 3.)

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets". SFAS No. 144 establishes an accounting model for long-lived assets to be disposed of by sale that applies to all long-lived assets, including discontinued operations. SFAS No. 144 requires that those long-lived assets be measured at the lower of carrying amount or fair value less cost to sell, whether reported in continuing operations or in discontinued operations. The provisions of SFAS No. 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. Adoption of SFAS No. 144 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 141, "Business Combinations". SFAS
No. 141 eliminates the pooling-of-interests method of accounting for business combinations, requiring all business combinations to be accounted for under the purchase method. Accordingly, net assets acquired are recorded at fair value with any excess of cost over net assets assigned to goodwill. SFAS No. 141 also requires that certain intangible assets acquired in a business combination be recognized apart from goodwill. The provisions of SFAS No. 141 apply to all business combinations initiated after June 30, 2001. Adoption of SFAS No. 141 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets". Under SFAS No. 142, amortization of goodwill is precluded, however, its recoverability must be periodically (at least annually) reviewed and tested for impairment. Goodwill must be tested at the reporting unit level for impairment in the year of adoption, including an initial test performed within six months of adoption. If the initial test indicates a potential impairment, then a more detailed analysis to determine the extent of impairment must be completed within twelve months of adoption.

During the second quarter of 2002, the Company completed the review and analysis of its goodwill asset in accordance with the provisions of SFAS No. 142. The result of the analysis indicated that each reporting unit's fair value exceeded its carrying amount, including goodwill. As a result, goodwill for each reporting unit was not considered impaired. Adoption of all other provisions of SFAS No. 142 did not have a material impact on the Company's consolidated financial condition or results of operations. SFAS No. 142 also requires that useful lives for intangibles other than goodwill be reassessed and remaining amortization periods be adjusted accordingly. (For further discussion of the impact of SFAS No. 142, see Note 7.)

Effective April 1, 2001, the Company adopted EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". Under the consensus, investors in certain securities with contractual cash flows, primarily asset-backed securities, are required to periodically update their best estimate of cash flows over the life of the security. If the fair value of the securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other than temporary impairment charge is recognized. The estimated cash flows are also used to evaluate whether there have been any changes in the securitized asset's estimated yield. All yield adjustments are accounted for on a prospective basis. Upon adoption of EITF Issue No. 99-20, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change.

Effective January 1, 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS Nos. 137 and
138. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as a hedge of either the fair value or the variability of the cash flow of a qualified asset or liability, or forecasted transaction. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company's policy prior to adopting SFAS No. 133 was to carry its derivative instruments on the balance sheet in a manner similar to the hedged item(s).

Upon adoption of SFAS No. 133, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change. This transition adjustment was primarily comprised of gains and losses on derivatives that had been previously deferred and not adjusted to the carrying amount of the hedged item. Also included in the transition adjustment were gains and losses related to recognizing at fair value all derivatives that are designated as fair-value hedging instruments offset by the difference between the book values and fair values of related hedged items attributable to the hedged risks. The entire transition amount was previously recorded in Accumulated Other Comprehensive Income ("AOCI") -- Unrealized Gain/Loss on Securities in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of hedged items were not affected by the implementation of SFAS No. 133. Upon adoption, the Company also reclassified $21, net of tax, to AOCI -- Gain on Cash-Flow Hedging Instruments from AOCI -- Unrealized Gain/Loss on Securities. This reclassification reflects the January 1, 2001 net unrealized gain for all derivatives that were designated as cash-flow hedging instruments. (For further discussion of the Company's derivative-related accounting policies, see Note 2(h).)

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities -- a Replacement of FASB Statement No. 125". SFAS No. 140 revises the accounting for securitizations, other financial asset transfers and collateral arrangements. SFAS No. 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. For recognition and disclosure of collateral and for additional disclosures related to securitization transactions, SFAS No. 140 was effective for the Company's December 31, 2000 financial statements. Adoption of SFAS No. 140 did not have a material impact on the Company's financial condition or results of operations.

In March 2000, the FASB issued Interpretation No. 44, "Accounting for Certain Transactions Involving Stock Compensation -- an Interpretation of Accounting Principles Board ("APB") Opinion No. 25" ("FIN 44"). FIN 44 clarifies the application of APB Opinion No. 25, "Accounting for Stock Issued to Employee", regarding the definition of employee, the criteria for determining a non-compensatory plan, the accounting for changes to the terms of a previously fixed stock option or award, the accounting for an exchange of stock compensation awards in a business combination and other stock compensation related issues. FIN 44 became effective July 1, 2000, with respect to new awards, modifications to outstanding awards and changes in grantee status that occur on or after that date. The adoption of FIN 44 did not have a material impact on the Company's consolidated financial condition or results of operations.

Effective January 1, 2000, The Hartford adopted Statement of Position ("SOP") No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. Adoption of this SOP did not have a material impact on the Company's consolidated financial condition or results of operations.

(e) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In January 2003, the FASB issued Interpretation 46, "Consolidation of Variable Interest Entities" ("FIN 46"), which requires an enterprise to assess if consolidation of an entity is appropriate based upon its variable economic interests in a variable interest entity (VIE). The initial determination of whether an entity is a VIE shall be made on the date at which an enterprise becomes involved with the entity. A VIE is an entity in which the equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. An enterprise shall consolidate a VIE if it has a variable interest that will absorb a majority of the VIE's expected losses if they occur, receive a majority of the entity's expected residual returns if they occur or both. A direct or indirect ability to make decisions that significantly affect the results of the activities of a VIE is a strong indication that an enterprise has one or both of the characteristics that would require consolidation of the VIE.

FIN 46 is effective for new VIEs established subsequent to January 31, 2003 and for existing VIEs as of July 1, 2003. The Hartford invests in a variety of investment structures that require analysis under this Interpretation, including asset-backed securities, partnerships and certain trust securities and is currently assessing the impact of adopting FIN 46. Based upon a preliminary review, the adoption of FIN 46 is not expected to have a material impact on the Company's financial condition or results of operations as there were no material VIEs identified which would require consolidation. FIN 46 further requires the disclosure of certain information related to VIEs in which the Company holds a significant variable interest. The Company does not believe that it owns any such interests that require disclosure at this time.

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"). FIN 45 requires certain guarantees to be recorded at fair value and also requires a guarantor to make new disclosures, even when the likelihood of making payments under the guarantee is remote. In general, the Interpretation applies to contracts or indemnification agreements that contingently require the guarantor to make payments to the guaranteed party based on changes in an underlying that is related to an asset, liability, or an equity security of the guaranteed party. The recognition provisions of FIN 45 are effective on a prospective basis for guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of interim and annual periods ending after December 15, 2002. See disclosures in Note 2(h), "Other Investment and Risk Management Activities -- Specific Strategies". Adoption of this statement is not expected to have a material impact on the Company's consolidated financial condition or results of operations.

In November 2002, the FASB issued FASB Interpretation No. 45 (FIN 45), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others -- an Interpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34".
FIN 45 sets forth requirements for disclosures made by a guarantor and valuation of the guarantee for its interim and annual financial statements about its obligations under certain guarantees that it has issued.

On April 1, 1997 Hartford Life Insurance Company entered into a guarantee with Hartford-Comprehensive Employee Benefit Service Company ("CEBSCO"), an affiliate of the Company regarding the financial obligations associated with structured settlement contracts. CEBSCO enters into assignment agreements with unaffiliated companies where structured settlement liabilities are assigned to CEBSCO. CEBSCO purchases an annuity from Hartford

Life Insurance Company to fund the liability and the Company establishes a liability on its balance sheet. The total amount of the Company's exposure under the guarantee is equal to the initial liability established for the annuity contract.

In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities", which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies EITF Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Action (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between SFAS No. 146 and Issue 94-3 is that SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. SFAS No. 146 is effective for exit or disposal activities after December 31, 2002. Adoption of SFAS No. 146 will result in a change in the timing of when a liability is recognized if the Company has restructuring activities after December 31, 2002.

(f) EXPENSING STOCK OPTIONS

In December 2002, the FASB issued SFAS No. 148, "Accounting for Stock-Based Compensation -- Transition and Disclosure and Amendment to FASB No. 123", which provides three optional transition methods for entities that decide to voluntarily adopt the fair value recognition principles of SFAS No. 123, "Accounting for Stock Issued to Employees", and modifies the disclosure requirements of that Statement. Under the prospective method, stock-based compensation expense is recognized for awards granted after the beginning of the fiscal year in which the change is made. The modified prospective method recognizes stock-based compensation expense related to new and unvested awards in the year of change equal to that which would have been recognized had SFAS No. 123 been adopted as of its effective date, fiscal years beginning after December 15, 1994. The retrospective restatement method recognizes stock compensation costs for the year of change and restates financial statements for all prior periods presented as though the fair value recognition provisions of SFAS No. 123 had been adopted as of its effective date.

Beginning in January 2003, The Hartford adopted the fair value recognition provisions of accounting for employee stock compensation on a prospective basis.

Prior to January 2003, the Hartford applied the intrinsic value-based provisions set forth in APB Opinion No. 25. Under the intrinsic value method, compensation expense is determined on the measurement date, that is the first date on which both the number of shares the employee is entitled to receive, and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date. For the years ended December 31, 2002, 2001 and 2000, compensation expense related to The Hartford's stock based compensation plans, including non-option plans, was $6, $8 and $23 after-tax, respectively. The expense related to stock-based employee compensation included in the determination of net income for 2002 is less than that which would have been recognized if the fair value method had been applied to all awards since the effective date of SFAS No. 123.

(g) INVESTMENTS

The Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115. Accordingly, these securities are carried at fair value with the after-tax difference from amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share related to the Company's immediate participation guaranteed contracts and the related change in amortization of deferred policy acquisition costs, reflected in stockholders' equity as a component of accumulated other comprehensive income. Policy loans are carried at outstanding balance which approximates fair value. Other investments consist primarily of limited partnership investments which are accounted for by the equity method. The Company's net income from partnerships is included in net investment income. Other investments also include mortgage loans carried at amortized cost and derivatives at fair value.

The fair value of securities is based upon quoted market prices when available or broker quotations. Where market prices or broker quotations are not available, management typically estimates the fair value based upon discounted cash flows, applying current interest rates for similar financial instruments with comparable terms and credit quality. The estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security were sold immediately. Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations.

Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were $(1), $(1) and $(9) for the years ended December 31, 2002, 2001 and 2000, respectively. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, after deducting the life and pension policyholders' share and related amortization of deferred policy acquisition costs for certain products, are reported as a component of revenues and are determined on a specific identification basis.

The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other than temporary. If so, the security is deemed to be impaired and, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis. The Company has a security monitoring process comprised of a committee of investment and accounting professionals that identifies securities that, due to certain characteristics are subjected to an enhanced analysis on a quarterly basis. Such characteristics include but are not limited to a deterioration of the financial condition of the issuer, the magnitude and duration of unrealized losses, credit rating and industry category.

The primary factors considered in evaluating whether a decline in value for fixed income and equity securities is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial conditions and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the fair value of its securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, then an other than temporary impairment charge is recognized. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

(h) DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options to manage risk through one of four Company-approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs; or to enter into income enhancement and replication transactions.

The Company also periodically enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool.

All of the Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/ or approved, as applicable, by the State of Connecticut and State of New York Insurance Departments. The Company does not make a market or trade in these instruments for the express purpose of earning short-term trading profits.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Effective January 1, 2001, and in accordance with SFAS No. 133, all derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as
(1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair-value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation or (5) held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SFAS No. 133. Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings as realized capital gains or losses. Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item. Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges, are recorded in either current period earnings or AOCI, depending on whether the hedge transaction is a fair-value hedge or a cash-flow hedge. If, however, a derivative is used as a hedge of a net investment in a foreign operation, its changes in fair value, to the extent effective as a hedge, are recorded in the cumulative translation adjustments account within stockholder's equity. Changes in the fair value of derivative instruments held for other investment and risk management purposes are reported in current period earnings as realized capital gains and losses. As of December 31, 2002, the Company carried $179 of derivative assets in other investments and $78 of derivative liabilities in other liabilities. As of December 31, 2001, the Company carried $113 of derivative assets in other investments and $72 of derivative liabilities in other liabilities.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. In connection with the implementation of SFAS No. 133, the Company designated anew all existing hedge relationships. The documentation process includes linking all derivatives that are designated as fair-value, cash flow or foreign-currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. At inception, and on a quarterly basis, the change in value of the hedging instrument and the change in value of the hedged item are measured to assess the validity of maintaining special hedge accounting. Hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. Hedge effectiveness is evaluated primarily based on regression analysis or the cumulative change in cash flow or fair value, as appropriate. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting in the period in which effectiveness was lost and prospectively, as discussed below under discontinuance of hedge accounting.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to The Finance Committee of The Hartford's Board of Directors. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

EMBEDDED DERIVATIVES

The Company occasionally purchases or issues financial instruments that contain a derivative instrument that is embedded in the financial instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument, is carried at fair value with changes in fair value reported in realized gains and losses.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item, (2) the derivative is dedesignated as a hedge instrument, because it is unlikely that a forecasted transaction will occur, or (3) the derivative expires or is sold, terminated, or exercised. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. The changes in the fair value of the hedged asset or liability are no longer recorded in earnings. When hedge accounting is discontinued because the Company becomes aware that it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings. In all other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

SFAS NO. 133 CATEGORIZATION OF THE COMPANY'S
HEDGING ACTIVITIES

CASH-FLOW HEDGES

General

For the year ended December 31, 2002 and 2001, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow hedges were immaterial, with the net impact reported as net realized capital gains and losses.

Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the statement of income in which the hedged item is recorded. As of December 31, 2002 and 2001, the after-tax deferred net gains on derivative instruments accumulated in AOCI that are expected to be reclassified to earnings during the next twelve months are $7 and $2, respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains/losses as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twelve months. As of December 31, 2002 and 2001, the Company held derivative notional value related to strategies categorized as cash-flow hedges of $2.9 billion and $2.2 billion, respectively. For the years ended December 31, 2002 and 2001, the net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges were immaterial.

Specific Strategies

The Company's primary use of cash flow hedging is to use interest-rate swaps as an "asset hedging" strategy, in order to convert interest receipts on floating-rate fixed maturity investments to fixed rates. When multiple assets are designated in a hedging relationship under SFAS No. 133, a homogeneity test is performed to ensure that the assets react similarly to changes in market conditions. To satisfy this requirement, at inception of the hedge, fixed maturity investments with identical variable rates are grouped together (for example: 1-month LIBOR or 3-month LIBOR, not both).

The Company enters into "receive fixed/pay variable" interest rate swaps to hedge the variability in the first LIBOR-based interest payments received on each pool of eligible variable rate fixed maturity investments. Ineffectiveness is measured by comparing the present value of the variable rate pay side of the swaps to the present value of the first anticipated variable rate interest receipts on the hedged fixed maturity investments. At December 31, 2002 and 2001, the Company held $2.5 billion and $1.9 billion, respectively, in derivative notional value related to this strategy.

The Company enters into foreign currency swaps to hedge the variability in cash flow associated with certain foreign dominated fixed maturity investments. The foreign currency swap agreements are structured to match the foreign currency cash flows of the foreign dominated fixed maturity investments (i.e. par/notional value, currency, initial cost, maturity date, and payment dates). If hedge ineffectiveness exists, it is recorded as net realized capital gain or loss. Notional value of foreign currency swaps at December 31, 2002 and 2001 totaled $386 and $144, respectively.

FAIR-VALUE HEDGES

General

For the year ended December 31, 2002 and 2001, the Company's gross gains and losses representing the total ineffectiveness of all fair-value hedges were immaterial, with the net impact reported as realized capital gains/ losses. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness. As of December 31, 2002 and 2001, the Company held $159 and $215, respectively, in derivative notional value related to strategies categorized as fair-value hedges.

Specific Strategies

The Company purchases interest rate caps and sells interest rate floor contracts in an "asset hedging" strategy utilized to offset corresponding interest rate caps and floors that exist in certain of its variable-rate fixed maturity investments. The standalone interest rate cap and floor contracts are structured to offset those embedded in the hedged investment. The calculation of ineffectiveness involves a comparison of the present value of the cumulative change in the expected future cash flows on the interest rate cap/floor and the present value of the cumulative change in the expected future interest cash flows that are hedged on the fixed maturity investment. If hedge ineffectiveness exists, it is recorded as net realized capital gain or loss. All hedges involving variable rate bonds with embedded interest rate caps and floors are perfectly matched with respect to notional values, payment dates, maturity, index, and the hedge relationship does not contain any other basis differences. No component of the hedging instrument's fair value is excluded from the determination of effectiveness. At December 31, 2002 and 2001 the Company held $129 and $149, respectively, in derivative notional value related to this strategy.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

General

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk or enhance income, and do not receive hedge accounting treatment. Swap agreements, interest rate cap and floor agreements and option contracts are used to reduce economic risk. Income enhancement and replication transactions include the use of written covered call options, which offset embedded equity call options, total return swaps and synthetic replication of cash market instruments. The change in the value of all derivatives held for other investment and risk management purposes is reported in current period earnings as realized capital gains or losses. For the year ended December 31, 2002 and 2001, the Company recognized after-tax net losses of $7 and $14, respectively (reported as net realized capital gains and losses in the statement of income), which represented the total change in value for other derivative-based strategies which do not qualify for hedge accounting under SFAS No. 133. As of December 31, 2002 and 2001, the Company held $3.4 billion and $2.7 billion, respectively in derivative notional value related to strategies categorized as Other Investment and Risk Management Activities.

Specific Strategies

The Company issues liability contracts in which policyholders have the option to surrender their policies at book value and that guarantee a minimum credited rate of interest. Typical products with these features include Whole Life, Universal Life and Repetitive Premium Variable Annuities. The Company uses interest rate cap and swaption contracts as an economic hedge, classified for internal purposes as a "liability hedge", thereby mitigating the Company's loss in a rising interest rate environment. The Company is exposed to the situation where interest rates rise and the Company is not able to raise its credited rates to competitive yields. The policyholder can then surrender at book value while the underlying bond portfolio may experience a loss. The increase in yield in a rising interest rate environment due to the interest rate cap and swaption contracts may be used to raise credited rates, increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. In accordance with Company policy, the amount of notional value will not exceed the book value of the liabilities being hedged and the term of the derivative contract will not exceed the average maturity of the liabilities. As of December 31, 2002 and 2001, the Company held $516 in derivative notional value related to this strategy.

When terminating certain hedging relationships, the Company will enter a derivative contract with terms and conditions that directly offset the original contract, thereby offsetting its changes in value from that date forward. The Company dedesignates the original contract and records the changes in value of both the original contract and the new offsetting contract through realized capital gains and losses. At December 31, 2002 and 2001, the Company held
$1.4 billion and $1.0 billion in derivative notional value related to this strategy.

Periodically, the Company enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool. The Company assumes credit exposure to individual entities through credit default swaps. In assuming this obligation, the Company receives a periodic fee. These contracts obligate the Company to compensate the derivative counterparty in the event of bankruptcy, failure to pay or restructuring, and in return, the company will receive a debt obligation of the referenced entity. The maximum potential future exposure to the Company is the notional value of the swap contracts, which was $49 after tax as of December 31, 2002. The market value of these swaps was immaterial at December 31, 2002. The Company did not transact in credit default swaps in 2001. The term of the credit default swaps range from 3-5 years. The Company also assumes exposure to an asset pool through total return swaps. As of December 31, 2002 and 2001, the maximum potential future exposure to the Company $68 and $10 after tax, respectively. The market value of these swaps at December 31, 2002 and 2001 was a loss of $42 and $51, respectively, which was reported on the balance sheet in Other Liabilities. The term of the total return swaps range from 6 months to 10 years. These arrangements are entered into to modify portfolio duration or to increase diversification while controlling transaction costs. At December 31, 2002 and 2001, the Company held $307 and $230, respectively, in derivative notional value related to this strategy.

The Company issues an option in an "asset hedging" strategy utilized to monetize the option embedded in certain of its fixed maturity investments. The Company receives a premium for issuing the freestanding option. The written option grants the holder the ability to call the bond at a predetermined strike value. The maximum potential future economic exposure is represented by the then fair value of the bond in excess of the strike value which is expected to be entirely offset by the appreciation in the value of the embedded long option. The structure is designed such that the fixed maturity investment and freestanding option have identical expected lives, typically 2-5 years. At December 31, 2002 and 2001, the Company held $371 and $402, respectively, in derivative notional value related to the written option and held $371 and $402, respectively, of derivative notional value related to the embedded option.

Periodically, in order to mitigate its foreign currency risk, the Company enters into a costless collar strategy. Accordingly, the Company purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. At December 31, 2002, the maximum potential exposure to the Company was $1 after tax. At December 31, 2002 and 2001, the Company held $275 and $0, respectively, in derivative notional value related to this strategy. The term of the options is up to 4 months.

(i) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate accounts, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. The fees earned for administrative and contractholder maintenance services performed for these separate accounts are included in fee income.

(j) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses that vary with and are primarily associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. The deferred costs are recorded as an asset commonly referred to as deferred policy acquisition costs ("DAC"). At December 31, 2002 and 2001, the carrying value of the Company's DAC was $5.0 billion and $4.8 billion, respectively.

DAC related to traditional policies are amortized over the premium-paying period in proportion to the present value of annual expected premium income. Adjustments are made each year to recognize actual experience as compared to assumed experience for the current period.

DAC related to investment contracts and universal life-type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs") from projected investment, mortality and expense margins and surrender charges. A portion of the DAC amortization is allocated to realized gains and losses. The DAC balance is also adjusted by an amount that represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had unrealized amounts been realized. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization.

The Company regularly evaluates its estimated gross profits to determine if actual experience or other evidence suggests that earlier estimates should be revised. Several assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, estimated interest spread and estimated mortality. The separate account fund performance assumption is critical to the development of the EGPs related to the Company's variable annuity and variable life insurance businesses. The average long-term rate of assumed separate account fund performance used in estimating gross profits for the variable annuity and variable life business was 9% at December 31, 2002 and 2001. For all other products including fixed annuities and other universal life type contracts the average assumed investment yield ranged from 5% to 8.5% for the years ended December 31, 2002 and 2001.

Due to the increased volatility and precipitous decline experienced by the U.S. equity markets in 2002, the Company enhanced its DAC evaluation process during the course of the year. The Company developed sophisticated modeling capabilities, which allowed it to run 250 stochastically determined scenarios of separate account fund performance. These scenarios were then utilized to calculate a reasonable range of estimates for the present value of future gross profits. This range is then compared to the present value of future gross profits currently utilized in the DAC amortization model. As of December 31, 2002, the current estimate falls within the reasonable range, and therefore, the Company does not believe there is evidence to suggest a revision to the EGPs is necessary.

Additionally, the Company has performed various sensitivity analyses with respect to separate account fund performance to provide an indication of future separate account fund performance levels, which could result in the need to revise future EGPs. The Company has estimated that a revision to the future EGPs is unlikely in 2003 in the event that the separate account fund performance meets or exceeds the Company's long-term assumption of 9% and that a revision is likely if the overall separate account fund performance is negative for the year. In the event that separate account fund performance falls between 0% and 9% during 2003, the Company will need to evaluate the actual gross profits versus the mean EGPs generated by the stochastic DAC analysis and determine whether or not to make a revision to the future EGPs. Factors that will influence this determination include the degree of volatility in separate account fund performance, when during the year performance becomes negative and shifts in asset allocation within the separate account made by policyholders. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index, although no assurance can be provided that this correlation will continue in the future.

Should the Company change its assumptions utilized to develop EGPs (commonly referred to as "unlocking") the Company would record a charge (or credit) to bring its DAC balance to the level it would have been had EGPs been calculated using the new assumptions from the date of each policy. The Company evaluates all critical assumptions utilized to develop EGPs (e.g. lapse, mortality) and will make a revision to future EGPs to the extent that actual experience is significantly different than expected.

The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company tests the aggregate recoverability of the DAC asset by comparing the amounts deferred to total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' money held in the separate accounts is invested in the equity market.

(k) RESERVE FOR FUTURE POLICY BENEFITS

Hartford Life establishes and carries as liabilities actuarially determined reserves which are calculated to meet the Company's future obligations. Reserves for life insurance and disability contracts are based on actuarially recognized methods using prescribed morbidity and mortality tables in general use in the United States, which are modified to reflect the Company's actual experience when appropriate. These reserves are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's disability or death. Reserves also include unearned premiums, premium deposits, claims incurred but not reported and claims reported but not yet paid. Reserves for assumed reinsurance are computed in a manner that is comparable to direct insurance reserves.

Liabilities for future policy benefits are computed by the net level premium method using interest assumptions ranging from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Claim reserves, which are the result of sales of group long-term and short-term disability, stop loss, and Medicare supplement, are state at amounts determined by estimates on individual cases and estimates of unreported claims based on past experience.

(l) OTHER POLICYHOLDER FUNDS

Other policyholder funds and benefits payable include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in this item, $20.6 billion and $14.9 billion, as of December 31, 2002 and 2001, respectively, represent net policyholder obligations. The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

(m) REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Traditional life and the majority of the Company's accident and health products are long duration contracts, and premiums are recognized as revenue when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

(n) FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. Gains and losses on foreign currency transactions are reflected in earnings. The national currencies of the international operations are their functional currencies.

(o) DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance in force accounted for 6%, 8% and 17% as of December 31, 2002, 2001 and 2000, respectively, of total life insurance in force. Dividends to policyholders were $65, $68 and $67 for the years ended December 31, 2002, 2001 and 2000, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to the stockholder, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

(p) REINSURANCE

Written premiums, earned premiums and incurred insurance losses and loss adjustment expense all reflect the net effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to our acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance means other insurance companies have agreed to share certain risks the Company has underwritten. Reinsurance accounting is followed for assumed and ceded transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met.

(q) INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

3. SEPTEMBER 11, 2001

As a result of September 11, the Company recorded an estimated loss amounting to $9, net of taxes and reinsurance, in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including estimated amounts for unknown and unreported policyholder losses and costs incurred in settling claims. Also included was an estimate of amounts recoverable under the Company's ceded reinsurance programs. In the first quarter of 2002, the Company recognized a $3 after-tax benefit related to favorable development of reserves related to September 11. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.

4. SALE OF SUDAMERICANA
HOLDING S.A.

On September 7, 2001, Hartford Life Insurance Company completed the sale of its ownership interest in an Argentine subsidiary, Sudamericana Holding S.A. The Company recognized an after-tax net realized capital loss of $11 related to the sale.

5. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                               For the years ended
                                                                   December 31,
                                                              ----------------------
                                                               2002    2001    2000
                                                              ----------------------
Interest income from fixed maturities                         $1,235  $1,105  $  959
Interest income from policy loans                                251     304     305
Income from other investments                                    114      99      75
                                                              ----------------------
Gross investment income                                        1,600   1,508   1,339
Less: Investment expenses                                         17      13      13
                                                              ----------------------
                                       NET INVESTMENT INCOME  $1,583  $1,495  $1,326
                                                              ----------------------

(b) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                               For the years ended
                                                                  December 31,
                                                              ---------------------
                                                               2002   2001    2000
                                                              ---------------------
Fixed maturities                                              $(285)  $(52)  $(106)
Equity securities                                                (4)   (17)      3
Real estate and other                                            --    (23)      9
Change in liability to policyholders for net realized
 capital gains                                                    1      1       9
                                                              ---------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)  $(288)  $(91)  $ (85)
                                                              ---------------------

(c) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES

                                                              For the years ended
                                                                  December 31,
                                                              --------------------
                                                               2002   2001   2000
                                                              --------------------
Gross unrealized capital gains                                 $  2    $ 1    $ 2
Gross unrealized capital losses                                 (19)    (8)    (5)
                                                              --------------------
Net unrealized capital gains (losses)                           (17)    (7)    (3)
Deferred income taxes and other items                            (6)    (1)    (1)
                                                              --------------------
Net unrealized capital gains (losses), net of tax               (11)    (6)    (2)
Balance -- beginning of year                                     (6)    (2)     5
                                                              --------------------
   NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY
                                                  SECURITIES   $ (5)   $(4)   $(7)
                                                              --------------------

(d) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                               For the years ended
                                                                  December 31,
                                                              ---------------------
                                                               2002    2001   2000
                                                              ---------------------
Gross unrealized capital gains                                $1,389   $ 514  $ 269
Gross unrealized capital losses                                 (278)   (305)  (231)
Unrealized capital (gains) losses credited to policyholders      (58)    (24)   (10)
                                                              ---------------------
Net unrealized capital gains (losses)                          1,053     185     28
Deferred income taxes and other items                            579      65     10
                                                              ---------------------
Net unrealized capital gains (losses), net of tax                474     120     18
Balance -- beginning of year                                     120      18   (260)
                                                              ---------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES  $  354   $ 102  $ 278
                                                              ---------------------

(e) FIXED MATURITY INVESTMENTS

                                                                       As of December 31, 2002
                                                              ------------------------------------------
                                                                           Gross       Gross
                                                              Amortized  Unrealized  Unrealized   Fair
                                                                Cost       Gains       Losses     Value
                                                              ------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                    $   255     $    9      $  --     $   264
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                      2,063         64         (2)      2,125
States, municipalities and political subdivisions                   27          4         (1)         30
International governments                                          422         43         (1)        464
Public utilities                                                 1,160         70        (29)      1,201
All other corporate, including international                    11,094        822       (128)     11,788
All other corporate -- asset backed                              7,152        348       (100)      7,400
Short-term investments                                             940          1         --         941
Certificates of deposit                                            561         28        (17)        572
Redeemable preferred stock                                           1         --         --           1
                                                              ------------------------------------------
                                      TOTAL FIXED MATURITIES   $23,675     $1,389      $(278)    $24,786
                                                              ------------------------------------------

                                                                        As of December 31, 2001
                                                              --------------------------------------------
                                                                           Gross       Gross
                                                              Amortized  Unrealized  Unrealized    Fair
                                                                Cost       Gains       Losses      Value
                                                              --------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                    $   247      $ 15       $  (2)     $   260
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                      1,179        26          (3)       1,202
States, municipalities and political subdivisions                   44         4          (1)          47
International governments                                          312        18          (3)         327
Public utilities                                                   994        14         (26)         982
All other corporate, including international                     8,829       283        (146)       8,966
All other corporate -- asset backed                              5,816       142        (104)       5,854
Short-term investments                                           1,008        --          --        1,008
Certificates of deposit                                            503        12         (20)         495
Redeemable preferred stock                                           1        --          --            1
                                                              --------------------------------------------
                                      TOTAL FIXED MATURITIES   $18,933      $514       $(305)     $19,142
                                                              --------------------------------------------

The amortized cost and fair value of fixed maturity investments as of December 31, 2002 by contractual maturity year are shown below. Estimated maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                              Amortized    Fair
                                                                Cost       Value
                                                              --------------------
MATURITY
One year or less                                               $ 3,032    $ 3,051
Over one year through five years                                 9,166      9,479
Over five years through ten years                                6,325      6,708
Over ten years                                                   5,152      5,548
                                                              --------------------
                                                       TOTAL   $23,675    $24,786
                                                              --------------------

(f) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $5.6 billion, $4.6 billion and $3.0 billion, gross realized capital gains of $117, $82 and $29, and gross realized capital losses of $60, $44 and $109, respectively. Sales of equity security investments for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $11, $42 and $15, respectively. There were no realized gains on sales of equity securities for the years ended December 31, 2002 and 2001. Sales of equity security investments for the year ended
December 31, 2000 resulted in gross realized capital gains of $5. Sales of equity security investments for the years ended December 31, 2002, 2001 and 2000 resulted in gross realized capital losses of $3, $17 and $2, respectively.

(g) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(h) DERIVATIVE INSTRUMENTS

The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments (excluding guaranteed separate accounts) totaled $6.5 billion at December 31, 2002 and $5.1 billion at December 31, 2001.

The Company uses derivative instruments in its management of market risk consistent with four risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities.

A reconciliation between notional amounts as of December 31, 2002 and 2001 by derivative type and strategy is as follows:

                                                                                      BY DERIVATIVE TYPE
                                                             --------------------------------------------------------------------
                                                             December 31, 2001                 Maturities/     December 31, 2002
                                                              Notional Amount    Additions  Terminations (1)    Notional Amount
                                                             --------------------------------------------------------------------
        Caps                                                       $  577         $   --           $ 20              $  557
        Floors                                                        295             --             20                 275
        Swaps/Forwards                                              3,302          1,694            462               4,534
        Futures                                                        77            110            187                  --
        Options                                                       894            438            229               1,103
                                                             --------------------------------------------------------------------
                                                      TOTAL        $5,145         $2,242           $918              $6,469
                                                             --------------------------------------------------------------------

                                                                                         BY STRATEGY
                                                             --------------------------------------------------------------------
        Liability                                                  $  677         $   --           $ --              $  677
        Anticipatory                                                   77            110            187                  --
        Asset                                                       4,251          2,132            731               5,652
        Portfolio                                                     140             --             --                 140
                                                             --------------------------------------------------------------------
                                                      TOTAL        $5,145         $2,242           $918              $6,469
                                                             --------------------------------------------------------------------

    (1) During 2002, the Company had no significant gain or loss on terminations of hedge positions using derivative financial instruments.

(i) COLLATERAL ARRANGEMENTS

Hartford Life Insurance Company entered into various collateral arrangements which require both the pledging and accepting of collateral in connection with its derivative instruments and repurchase agreements. As of December 31, 2002 and 2001, collateral pledged has not been separately reported in the Consolidated Balance Sheet. The classification and carrying amounts of collateral pledged at December 31, 2002 and 2001 were as follows:

                                                                      2002             2001
                                                                 --------------------------------
ASSETS
  U.S. Gov't and Gov't agencies and authorities (guaranteed
   and sponsored)                                                $           --   $             1
  U.S. Gov't and Gov't agencies and authorities (guaranteed
   and sponsored -- asset backed                                              8                --
                                                                 --------------------------------
                                                                 $            8   $             1
                                                                 --------------------------------

At December 31, 2002 and 2001, Hartford Life Insurance Company had accepted collateral consisting of cash, U.S. Government, and U.S. Government agency securities with a fair value of $407 and $148, respectively. At December 31, 2002 and 2001, only cash collateral of $173 and $89, respectively, was invested and recorded on the balance sheet in fixed maturities and other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2002 and 2001. As of December 31, 2002 and 2001 all collateral accepted was held in separate custodial accounts.

6. FAIR VALUE OF FINANCIAL INSTRUMENTS
SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations. Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2001 and 2000 were as follows:

                                                                    2002               2001
                                                              ------------------------------------
                                                              Carrying   Fair    Carrying   Fair
                                                               Amount    Value    Amount    Value
                                                              ------------------------------------
ASSETS
  Fixed maturities                                            $24,786   $24,786  $19,142   $19,142
  Equity securities                                               120       120       64        64
  Policy loans                                                  2,895     2,895    3,278     3,278
  Other investments                                               918       918    1,136     1,136
LIABILITIES
  Other policyholder funds (1)                                 16,266    16,566   15,648    15,514
                                                              ------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

7. GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted SFAS No. 142 and accordingly ceased all amortization of goodwill.

The following tables show net income for the years ended December 31, 2002, 2001 and 2000, with the 2001 and 2000 periods adjusted for goodwill amortization recorded.

                                                              2002  2001  2000
                                                              ----------------
NET INCOME
  Income before cumulative effect of accounting changes       $426  $652  $487
  Goodwill amortization, net of tax                             --     4    --
                                                              ----------------
  Adjusted income before cumulative effect of accounting
   changes                                                     426   656   487
  Cumulative effect of accounting changes, net of tax           --    (6)   --
                                                              ----------------
                                         ADJUSTED NET INCOME  $426  $650  $487
                                                              ----------------

The following table shows the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense. Except for goodwill, the Company has no intangible assets with indefinite useful lives.

                                                                       2002                    2001
                                                              ----------------------------------------------
                                                                        Accumulated             Accumulated
                                                              Carrying      Net       Carrying      Net
                                                               Amount   Amortization   Amount   Amortization
                                                              ----------------------------------------------
AMORTIZED INTANGIBLE ASSETS
  PRESENT VALUE OF FUTURE PROFITS                               $525        $80         $568        $37
                                                              ----------------------------------------------

Net amortization expense for the years ended December 31, 2002, 2001 and 2000 was $43, $37 and $0, respectively.

Estimated future net amortization expense for the succeeding five years is as follows.

For the year ended December 31,
--------------------------------------------------------------------
2003                                                              $42
2004                                                              $39
2005                                                              $36
2006                                                              $34
2007                                                              $31
--------------------------------------------------------------------

8. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $105.3 billion and $114.3 billion at December 31, 2002 and 2001, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $93.8 billion and $104.2 billion at December 31, 2002 and 2001, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $11.5 and $10.1 billion at December 31, 2002 and 2001, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $384 and $575 at December 31, 2002 and 2001, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.1 billion, $1.2 billion and $1.3 billion in 2002, 2001 and 2000, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.3% and 6.4% as of December 31, 2002 and 2001, respectively. The assets that support these liabilities were comprised of $11.1 billion and $9.8 billion in fixed maturities at December 31, 2002 and 2001, respectively, and $385 and $234 of other invested assets at December 31, 2002 and 2001, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $135 and $37 in carrying value and $3.6 billion and $3.2 billion in notional amounts as of December 31, 2002 and 2001, respectively.

9. STATUTORY RESULTS

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
Statutory net income (loss)                                     $ (305)     $ (485)     $  283
                                                              ----------------------------------
Statutory capital and surplus                                   $2,354      $2,412      $1,972
                                                              ----------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2003, without prior regulatory approval, is estimated to be $235.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in March 1998. The effective date for the statutory accounting guidance was January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The overall impact of applying the new guidance resulted in a one-time statutory cumulative transition benefit of approximately $38 in statutory surplus in 2001.

10. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(a) PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $10, $11 and $5 in 2002, 2001 and 2000, respectively. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2002, 2001 and 2000.

(b) INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $5, $6 and $5 in 2002, 2001 and 2000, respectively.

11. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. Hartford Life Insurance Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2002, Hartford Life had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholders' equity.

In accordance with normal industry practice, Hartford Life Insurance Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2002, the largest amount of life insurance retained on any one life by any one of the life operations was approximately $2.5. In addition, the Company reinsures the majority of the minimum death benefit guarantees and the guaranteed withdrawal benefits offered in connection with its variable annuity contracts.

Insurance net retained premiums were comprised of the following:

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
Gross premiums                                                  $2,815      $3,152      $2,885
Reinsurance assumed                                                 45          79          44
Reinsurance ceded                                                 (715)       (980)       (723)
                                                              ----------------------------------
                                       NET RETAINED PREMIUMS    $2,145      $2,251      $2,206
                                                              ----------------------------------

Hartford Life Insurance Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

The Company is currently in arbitration with one of its reinsurers related to this reinsurance (see further discussion in Note 13(a)).

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $670, $693 and $578 for the years ended December 31, 2002, 2001 and 2000, respectively. Hartford Life Insurance Company also assumes reinsurance from other insurers.

Hartford Life Insurance Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured, net of a valuation allowance, if necessary. The amounts recoverable from reinsurers are estimated based on assumptions that are consistent with those used in establishing the reserves related to the underlying reinsured contracts. Management believes the recoverables are appropriately established; however, in the event that future circumstances and information require Hartford Life Insurance Company to change its estimates of needed loss reserves, the amount of reinsurance recoverables may also require adjustments.

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $96, $178 and $101 in 2002, 2001 and 2000, respectively, and accident and health premium of $373, $418 and $429, respectively, to HLA.

12. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

The Company is included in The Hartford's consolidated Federal income tax return. The Company's effective tax rate was 1%, 6% and 28% in 2002, 2001 and 2000, respectively.

Income tax expense (benefit) is as follows:

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                2002        2001         2000
                                                              ----------------------------------
Current                                                          $ 4        $(202)       $121
Deferred                                                          (2)         246          73
                                                              ----------------------------------
                                          INCOME TAX EXPENSE     $ 2        $  44        $194
                                                              ----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
Tax provision at the U.S. federal statutory rate                 $150        $244        $238
Tax preferred investments                                         (63)        (60)        (24)
IRS audit settlement (See Note 13(c))                             (76)         --         (24)
Tax adjustment (See Note 13(c))                                    --        (144)         --
Foreign related investments                                        (6)         --          --
Other                                                              (3)          4           4
                                                              ----------------------------------
                                                       TOTAL     $  2        $ 44        $194
                                                              ----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                     2001        2000
                                                              ------------------------
Tax basis deferred policy acquisition costs                          $ 699       $ 737
Financial statement deferred policy acquisition costs and
 reserves                                                             (724)       (494)
Employee benefits                                                        7          12
Net unrealized capital losses (gains) on securities                   (422)        (95)
Net operating loss carryforward/Minimum tax credits                    249          64
Investments and other                                                  (52)       (235)
                                                              ------------------------
                                                       TOTAL         $(243)      $ (11)
                                                              ------------------------

Hartford Life Insurance Company had a current tax receivable of $89 and $144 as of December 31, 2002 and 2001, respectively.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2002.

13. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

Hartford Life Insurance Company is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against the Company and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16.

The Company and ICMG have appealed the judgment on the trade secret and breach of contract claims. Bancorp has cross-appealed the pretrial dismissal of its patent infringement claim. The Company's management, based on the advice of its legal counsel, believes that there is a substantial likelihood that the judgment will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcomes of this litigation, the Company recorded an $11 after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life Insurance Company and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

The Company is involved in arbitration with one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involves alleged breaches under the reinsurance treaties. Although the Company believes that its position in this pending arbitration is strong, an adverse outcome could result in a decrease to the Company's statutory surplus and capital and potentially increase the death benefit costs incurred by the Company in the future. The arbitration hearing was held during the fourth quarter of 2002, but no decision has been rendered.

(b) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $15, $15 and $15 in 2002, 2001 and 2000, respectively. Future minimum rental commitments are as follows:

2003                                                             $16
2004                                                              16
2005                                                              16
2006                                                              16
2007                                                              16
Thereafter                                                        32
                                                                 ---
                                                       TOTAL     $112
                                                                 ---

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $10, $11 and $11 in 2002, 2001 and 2000, respectively.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). Throughout the audit of the 1996-1997 years, the Company and the IRS have been engaged in an ongoing dispute regarding what portion of the separate account dividends-received deduction ("DRD") is deductible by the Company. During 2001 the Company continued its discussions with the IRS. As part of the Company's due diligence with respect to this issue, the Company closely monitored the activities of the IRS with respect to other taxpayers on this issue and consulted with outside tax counsel and advisors on the merits of the Company's separate account DRD. The due diligence was completed during the third quarter of 2001 and the Company concluded that it was probable that a greater portion of the separate account DRD claimed on its filed returns would be realized. Based on the Company's assessment of the probable outcome, the Company concluded an additional $144 tax benefit was appropriate to record in the third quarter of 2001, relating to the tax years 1996-2000. Additionally, the Company increased its estimate of the separate account DRD recognized with respect to tax year 2001 from $44 to $60. Furthermore, for tax year 2002, this amount was $63. During 2000, the Company had recorded a $24 tax benefit as a result of a final settlement with the IRS on different aspects of the Company's share of the dividends-received deduction for the 1993-1995 tax years.

Earlier in 2002, the Company and its IRS agent requested advice from the National Office of the IRS with respect to certain aspects of the computation of the separate account DRD that had been claimed by the Company for the 1996-1997 audit period. During September 2002 the IRS National Office issued a ruling that confirmed that the Company had properly computed the items in question in the separate account DRD claimed on its 1996-1997 tax returns. Additionally, during the third quarter, the Company reached agreement with the IRS on all other issues with respect to the 1996-1997 tax years. The Company recorded a benefit of $76 during the third quarter of 2002, primarily relating to the tax treatment of such issues for the 1996-1997 tax years, as well as appropriate carryover adjustments to the 1998-2002 years. The Company will continue to monitor further developments surrounding the computation of the separate account DRD, as well as other items, and will adjust its estimate of the probable outcome of these issues as developments warrant. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

(d) UNFUNDED COMMITMENTS

At December 31, 2002, Hartford Life Insurance Company has outstanding commitments to fund limited partnership investments totaling $205. These capital commitments can be called by the partnerships during the commitment period (on average, 3-6 years) to fund working capital needs or the purchase of new investments. If the commitment period expires and has not been fully funded, Hartford Life Insurance Company is not required to fund the remaining unfunded commitment, but may elect to do so.

14. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments as well as the Company's revenues by product.

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
TOTAL REVENUES
  Investment Products                                          $  2,185    $  2,114    $  2,068
  Individual Life                                                   858         774         545
  COLI                                                              592         717         765
  Other                                                            (195)         50          69
                                                              ----------------------------------
                                              TOTAL REVENUES   $  3,440    $  3,655    $  3,447
                                                              ----------------------------------
NET INVESTMENT INCOME
  Investment Products                                          $  1,057    $    867    $    724
  Individual Life                                                   223         204         142
  COLI                                                              277         352         366
  Other                                                              26          72          94
                                                              ----------------------------------
                                 TOTAL NET INVESTMENT INCOME   $  1,583    $  1,495    $  1,326
                                                              ----------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND PVP
  Investment Products                                          $    385    $    413    $    477
  Individual Life                                                   146         153         127
  COLI                                                               --          --          --
  Other                                                              --          --          --
                                                              ----------------------------------
TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND
 PRESENT VALUE OF FUTURE PROFITS                               $    531    $    566    $    604
                                                              ----------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Investment Products                                          $     87    $    111    $    150
  Individual Life                                                    59          54          38
  COLI                                                               14          17          19
  Other                                                            (158)       (138)        (13)
                                                              ----------------------------------
                                    TOTAL INCOME TAX EXPENSE   $      2    $     44    $    194
                                                              ----------------------------------
NET INCOME (LOSS)
  Investment Products                                          $    343    $    375    $    354
  Individual Life                                                   116         106          70
  COLI                                                               31          36          35
  Other                                                             (64)        129          28
                                                              ----------------------------------
                                            TOTAL NET INCOME   $    426    $    646    $    487
                                                              ----------------------------------
ASSETS
  Investment Products                                          $ 96,865    $106,497    $106,553
  Individual Life                                                 8,173       9,248       6,558
  COLI                                                           30,326      26,835      23,384
  Other                                                           6,737       2,853       2,340
                                                              ----------------------------------
                                                TOTAL ASSETS   $142,101    $145,433    $138,835
                                                              ----------------------------------
REVENUES BY PRODUCT
  Investment Products
    Individual Annuities                                       $  1,364    $  1,392    $  1,447
    Other                                                           821         722         621
                                                              ----------------------------------
                                   TOTAL INVESTMENT PRODUCTS      2,185       2,114       2,068
                                                              ----------------------------------
  Individual Life                                                   858         774         545
  COLI                                                              592         717         765
                                                              ----------------------------------

15. ACQUISITIONS

On April 2, 2001, Hartford Life acquired the individual life insurance, annuity and mutual fund businesses of Fortis, Inc. ("Fortis Financial Group" or "Fortis") for $1.12 billion in cash. The Company effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisers, Inc. and Fortis
Investors, Inc., wholly-owned subsidiaries of Fortis, Inc. The acquisition was accounted for as a purchase transaction and, as such, the revenues and expenses generated by this business from April 2, 2001 forward are included in the Company's Consolidated Statements of Income.

16. QUARTERLY RESULTS FOR 2002 AND 2001 (UNAUDITED)

                                                                                Three Months Ended
                                                                                            September     December
                                                                March 31,     June 30,         30,           31,
                                                               -----------------------------------------------------
                                                               2002   2001   2002   2001   2002   2001   2002   2001
                                                               -----------------------------------------------------
Revenues                                                       $913   $879   $814   $931   $826   $917   $887   $928
Benefits, claims and expenses                                   736    685    756    746    747    759    773    769
Net income                                                      132    135     57    129    146    265     91    117
                                                               -----------------------------------------------------

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2)  Not applicable.

          (3)  (a) Principal Underwriter Agreement.(2)

               (b) Form of Dealer Agreement.(2)

          (4)  Form of Individual Flexible Premium Variable Annuity Contract.(3)

          (5)  Form of Application.(3)

          (6)  (a) Articles of Incorporation of Hartford.(4)

               (b) Bylaws of Hartford.(5)

          (7)  Not applicable.

          (8)  Form of Fund Participation Agreement.(6)

          (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel, and Corporate Secretary.

          (10) (a) Consent of Deloitte & Touche LLP.

               (b) Consent of Arthur Andersen LLP. (7)

          (11) No financial statements are omitted.

          (12) Not applicable.

          (13) Not applicable.

          (14) Not applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart.(8)

----------

          (1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-80738, dated May 1, 1995.


          (2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-80738, dated May 1, 1996.

          (3) Incorporated by reference to the initial filing to the Registration Statement File No. 333-69493, filed on December 22, 1998.

          (4) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-66343, filed on February 8, 2001.

          (5) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-66343, filed on February 8, 2001.

          (6) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-70153, filed on
               August 25, 2000.

          (7) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of the Separate Account for the year ending December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
               Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report.

          (8) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-101923 filed on April 7, 2003.

Item 25.     Directors and Officers of the Depositor

-------------------------------------------- ------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- ------------------------------------------------------
David A. Carlson                             Vice President & Chief Financial Officer
-------------------------------------------- ------------------------------------------------------
Kristine L. Curcio                           Vice President and Actuary
-------------------------------------------- ------------------------------------------------------
Bruce W. Ferris                              Vice President
-------------------------------------------- ------------------------------------------------------
Timothy M. Fitch                             Senior Vice President and Actuary
-------------------------------------------- ------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- ------------------------------------------------------
Lois W. Grady                                Executive Vice President
-------------------------------------------- ------------------------------------------------------
Ryan Johnson                                 Vice President
-------------------------------------------- ------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- ------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- ------------------------------------------------------
Kristine J. Kelliher                         Vice President
-------------------------------------------- ------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- ------------------------------------------------------
Robert A. Kerzner                            Executive Vice President, Director*
-------------------------------------------- ------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- ------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- ------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of
                                             the Board, Director*
-------------------------------------------- ------------------------------------------------------
Ernest M. McNeill, Jr.                       Senior Vice President & Chief Accounting Officer
-------------------------------------------- ------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- ------------------------------------------------------
Joseph J. Noto                               Vice President
-------------------------------------------- ------------------------------------------------------
Marianne O'Doherty                           Vice President and Assistant General Counsel
-------------------------------------------- ------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- ------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and
                                             Corporate Secretary, Director*
-------------------------------------------- ------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- ------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- ------------------------------------------------------
Andrew J. Waggoner                           Vice President
-------------------------------------------- ------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- ------------------------------------------------------
Eric H. Wietsma                              Vice President
-------------------------------------------- ------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer,
                                             Director*
-------------------------------------------- ------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         See Item 24(b)(16).

Item 27. Number of Contract Owners

         As of January 31, 2003, there were 5,415 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

         (A)  involved a knowing and culpable violation of law by the director;

         (B) enabled the director or an associate to receive an improper personal gain;

         (C) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

         (D) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

         (E) created liability under section 33-757 relating to unlawful distributions.

          The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

          Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC Variable
               Account I)
          Hartford Life Insurance Company - Separate Account Two (DC Variable
               Account II)
          Hartford Life Insurance Company - Separate Account Two (QP Variable
               Account)
          Hartford Life Insurance Company - Separate Account Two (Variable
               Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ Variable
               Account)
          Hartford Life Insurance Company - Separate Account Ten
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life Insurance Company - Separate Account Eleven
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
          Hart Life Insurance Company - Separate Account Two
          American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Servus Life Insurance Company - Separate Account One
          Servus Life Insurance Company - Separate Account Two

          (b)  Directors and Officers of HSD

                                                  POSITIONS AND OFFICES
               NAME                             WITH UNDERWRITER
               ----                           --------------------
          David A. Carlson                 Vice President
          Bruce W. Ferris                  Vice President
          George R. Jay                    Controller
          Stephen T. Joyce                 Vice President
          Ryan Johnson                     Vice President
          Thomas M. Marra                  President, Chief Executive Officer and
                                           Chairman of the Board, Director
          Christine Hayer Repasy           Senior Vice President, General Counsel and
                                           Corporate Secretary
          Martin A. Swanson                Vice President
          John C. Walters                  Executive Vice President, Director

          Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 8th day of April, 2003.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT THREE
      (Registrant)

*By: Thomas M. Marra                     *By: /s/ Marianne O'Doherty
     ---------------------------------        ------------------------------
     Thomas M. Marra, President, Chief            Marianne O'Doherty
     Executive Officer and Chairman of            Attorney-in-Fact
     the Board*

HARTFORD LIFE INSURANCE COMPANY
      (Depositor)

*By: Thomas M. Marra
     ---------------------------------
     Thomas M. Marra, President, Chief
     Executive Officer and Chairman of
     the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David A. Carlson, Chief Financial Officer*
Robert A. Kerzner, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Senior Vice President &
     Chief Accounting Officer*
Christine Hayer Repasy, Senior Vice President,     *By: /s/ Marianne O'Doherty
     General Counsel & Corporate Secretary,            ------------------------
     Director*                                              Marianne O'Doherty
John C. Walters, Executive Vice President,                  Attorney-in-Fact
     Director*
Lizabeth H. Zlatkus, Executive Vice President,     Date: April 8, 2003
     Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*


333-69493

                                  EXHIBIT INDEX

(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(10) Consent of Deloitte & Touche LLP.

(15) Power of Attorney.